UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08629
Hartford Series Fund, Inc.
(Exact name of registrant as specified in charter)
690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)
Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)
Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Balanced HLS Fund
Class IA/HADAX
This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,682,223,343
Total number of portfolio holdings (excluding derivatives, if any)	508
Portfolio turnover rate	27%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.9%
U.S. Government Securities	18.8%
Corporate Bonds	11.5%
Asset & Commercial Mortgage-Backed Securities	1.0%
U.S. Government Agencies*	0.9%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.9%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHADAX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Balanced HLS Fund
Class IB/HAIBX
This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,682,223,343
Total number of portfolio holdings (excluding derivatives, if any)	508
Portfolio turnover rate	27%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.9%
U.S. Government Securities	18.8%
Corporate Bonds	11.5%
Asset & Commercial Mortgage-Backed Securities	1.0%
U.S. Government Agencies*	0.9%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.9%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHAIBX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Capital Appreciation HLS Fund
Class IA/HIACX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$35	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,742,286,092
Total number of portfolio holdings (excluding derivatives, if any)	158
Portfolio turnover rate	43%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	27.5%
Financials	12.2%
Health Care	11.9%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	9.2%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.2%
Real Estate	2.6%
Utilities	1.5%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIACX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Capital Appreciation HLS Fund
Class IB/HIBCX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$49	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,742,286,092
Total number of portfolio holdings (excluding derivatives, if any)	158
Portfolio turnover rate	43%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	27.5%
Financials	12.2%
Health Care	11.9%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	9.2%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.2%
Real Estate	2.6%
Utilities	1.5%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIBCX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Capital Appreciation HLS Fund
Class IC/HCPCX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$62	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,742,286,092
Total number of portfolio holdings (excluding derivatives, if any)	158
Portfolio turnover rate	43%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	27.5%
Financials	12.2%
Health Care	11.9%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	9.2%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.2%
Real Estate	2.6%
Utilities	1.5%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHCPCX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Disciplined Equity HLS Fund
Class IA/HIAGX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$2,975,259,911
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	14%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.1%
Health Care	14.3%
Financials	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.8%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	0.0%^
Other Assets & Liabilities	0.1%
Total	100.0%
^	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIAGX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Disciplined Equity HLS Fund
Class IB/HBGIX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$2,975,259,911
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	14%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.1%
Health Care	14.3%
Financials	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.8%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	0.0%^
Other Assets & Liabilities	0.1%
Total	100.0%
^	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHBGIX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Disciplined Equity HLS Fund
Class IC/HLSCX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$59	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$2,975,259,911
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	14%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.1%
Health Care	14.3%
Financials	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.8%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	0.0%^
Other Assets & Liabilities	0.1%
Total	100.0%
^	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHLSCX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Dividend and Growth HLS Fund
Class IA/HIADX
This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,459,603,183
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	16%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	18.6%
Financials	17.0%
Health Care	14.0%
Industrials	8.6%
Energy	8.4%
Communication Services	8.1%
Consumer Staples	7.0%
Utilities	5.3%
Materials	4.2%
Consumer Discretionary	3.4%
Real Estate	3.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIADX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Dividend and Growth HLS Fund
Class IB/HDGBX
This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$47	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,459,603,183
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	16%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	18.6%
Financials	17.0%
Health Care	14.0%
Industrials	8.6%
Energy	8.4%
Communication Services	8.1%
Consumer Staples	7.0%
Utilities	5.3%
Materials	4.2%
Consumer Discretionary	3.4%
Real Estate	3.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.8%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHDGBX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Healthcare HLS Fund
Class IA/HIAHX
This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$47	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$138,325,335
Total number of portfolio holdings (excluding derivatives, if any)	105
Portfolio turnover rate	20%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector
Pharmaceuticals	31.1%
Biotechnology	22.1%
Health Care Equipment	13.3%
Managed Health Care	11.2%
Life Sciences Tools & Services	10.3%
Health Care Facilities	5.1%
Health Care Services	3.2%
Health Care Distributors	1.9%
Health Care Technology	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.9%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIAHX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Healthcare HLS Fund
Class IB/HBGHX
This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$60	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$138,325,335
Total number of portfolio holdings (excluding derivatives, if any)	105
Portfolio turnover rate	20%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector
Pharmaceuticals	31.1%
Biotechnology	22.1%
Health Care Equipment	13.3%
Managed Health Care	11.2%
Life Sciences Tools & Services	10.3%
Health Care Facilities	5.1%
Health Care Services	3.2%
Health Care Distributors	1.9%
Health Care Technology	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.9%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHBGHX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford International Opportunities HLS Fund
Class IA/HIAOX
This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$39	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$873,707,052
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	20%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	13.4%
Germany	12.1%
United Kingdom	11.2%
Canada	9.5%
France	7.6%
United States	6.7%
China	4.6%
Netherlands	4.5%
Taiwan	4.2%
India	3.7%
Switzerland	3.2%
Italy	2.7%
South Korea	2.6%
Denmark	2.4%
South Africa	1.7%
Hong Kong	1.6%
Spain	1.4%
Australia	1.3%
Brazil	1.1%
Thailand	1.0%
Indonesia	0.8%
Chile	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.8%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIAOX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford International Opportunities HLS Fund
Class IB/HBIOX
This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$52	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$873,707,052
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	20%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	13.4%
Germany	12.1%
United Kingdom	11.2%
Canada	9.5%
France	7.6%
United States	6.7%
China	4.6%
Netherlands	4.5%
Taiwan	4.2%
India	3.7%
Switzerland	3.2%
Italy	2.7%
South Korea	2.6%
Denmark	2.4%
South Africa	1.7%
Hong Kong	1.6%
Spain	1.4%
Australia	1.3%
Brazil	1.1%
Thailand	1.0%
Indonesia	0.8%
Chile	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.8%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHBIOX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford MidCap HLS Fund
Class IA/HIMCX
This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$37	0.74%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$922,199,680
Total number of portfolio holdings (excluding derivatives, if any)	98
Portfolio turnover rate	37%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	26.0%
Health Care	18.8%
Industrials	16.4%
Consumer Discretionary	15.1%
Financials	11.6%
Energy	3.9%
Consumer Staples	3.1%
Utilities	2.8%
Communication Services	2.5%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	1.0%
Other Assets & Liabilities	(3.3)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIMCX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford MidCap HLS Fund
Class IB/HBMCX
This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$49	0.99%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$922,199,680
Total number of portfolio holdings (excluding derivatives, if any)	98
Portfolio turnover rate	37%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	26.0%
Health Care	18.8%
Industrials	16.4%
Consumer Discretionary	15.1%
Financials	11.6%
Energy	3.9%
Consumer Staples	3.1%
Utilities	2.8%
Communication Services	2.5%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	1.0%
Other Assets & Liabilities	(3.3)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHBMCX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Small Cap Growth HLS Fund
Class IA/HISCX
This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$33	0.65%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$756,339,312
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	25%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	24.4%
Health Care	23.8%
Industrials	19.8%
Consumer Discretionary	12.0%
Financials	4.7%
Materials	4.5%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	1.4%
Communication Services	0.6%
Short-Term Investments	0.8%
Other Assets & Liabilities	1.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHISCX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Small Cap Growth HLS Fund
Class IB/HBSGX
This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$46	0.90%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$756,339,312
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	25%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	24.4%
Health Care	23.8%
Industrials	19.8%
Consumer Discretionary	12.0%
Financials	4.7%
Materials	4.5%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	1.4%
Communication Services	0.6%
Short-Term Investments	0.8%
Other Assets & Liabilities	1.0%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHBSGX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Small Company HLS Fund
Class IA/HIASX
This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$41	0.80%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$422,739,100
Total number of portfolio holdings (excluding derivatives, if any)	110
Portfolio turnover rate	15%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	24.4%
Health Care	23.9%
Information Technology	16.0%
Consumer Discretionary	11.8%
Energy	5.5%
Financials	4.9%
Communication Services	3.3%
Consumer Staples	3.3%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.9%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIASX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Small Company HLS Fund
Class IB/HDMBX
This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$53	1.05%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$422,739,100
Total number of portfolio holdings (excluding derivatives, if any)	110
Portfolio turnover rate	15%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	24.4%
Health Care	23.9%
Information Technology	16.0%
Consumer Discretionary	11.8%
Energy	5.5%
Financials	4.9%
Communication Services	3.3%
Consumer Staples	3.3%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.9%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHDMBX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Stock HLS Fund
Class IA/HSTAX
This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,314,286,463
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	7%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	18.9%
Health Care	18.5%
Information Technology	15.1%
Financials	14.2%
Consumer Staples	13.5%
Consumer Discretionary	9.9%
Materials	5.1%
Real Estate	3.1%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHSTAX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Stock HLS Fund
Class IB/HIBSX
This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$39	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,314,286,463
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	7%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	18.9%
Health Care	18.5%
Information Technology	15.1%
Financials	14.2%
Consumer Staples	13.5%
Consumer Discretionary	9.9%
Materials	5.1%
Real Estate	3.1%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIBSX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Total Return Bond HLS Fund
Class IA/HIABX
This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$25	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,755,640,062
Total number of portfolio holdings	1,493
Portfolio turnover rate	25%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	42.4%
Corporate Bonds	28.9%
Asset & Commercial Mortgage-Backed Securities	19.1%
U.S. Government Securities	16.3%
Foreign Government Obligations	3.1%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.0%^
Common Stocks	0.0%^
Short-Term Investments	0.4%
Other Assets & Liabilities	(11.6)%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
^	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHIABX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Total Return Bond HLS Fund
Class IB/HBNBX
This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$38	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,755,640,062
Total number of portfolio holdings	1,493
Portfolio turnover rate	25%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	42.4%
Corporate Bonds	28.9%
Asset & Commercial Mortgage-Backed Securities	19.1%
U.S. Government Securities	16.3%
Foreign Government Obligations	3.1%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.0%^
Common Stocks	0.0%^
Short-Term Investments	0.4%
Other Assets & Liabilities	(11.6)%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
^	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHBNBX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Ultrashort Bond HLS Fund
Class IA/HUBAX
This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$22	0.44%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$546,939,862
Total number of portfolio holdings (excluding derivatives, if any)	407
Portfolio turnover rate	32%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	41.2%
Corporate Bonds	29.0%
U.S. Government Securities	5.6%
U.S. Government Agencies*	4.9%
Short-Term Investments	17.8%
Other Assets & Liabilities	1.5%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHUBAX_0624

Semi-Annual Shareholder Report
June 30, 2024 (Unaudited)
Hartford Ultrashort Bond HLS Fund
Class IB/HUBBX
This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$35	0.69%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of June 30, 2024
Fund's net assets	$546,939,862
Total number of portfolio holdings (excluding derivatives, if any)	407
Portfolio turnover rate	32%
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	41.2%
Corporate Bonds	29.0%
U.S. Government Securities	5.6%
U.S. Government Agencies*	4.9%
Short-Term Investments	17.8%
Other Assets & Liabilities	1.5%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information (once available), please visit the Fund’s website at the website address included at the beginning of this report.
SAR_SHUBBX_0624

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford HLS Funds
Semi-Annual Financial Statements
and Other Information
June 30, 2024 (Unaudited)

■ Hartford Balanced HLS Fund
■ Hartford Capital Appreciation HLS Fund
■ Hartford Disciplined Equity HLS Fund
■ Hartford Dividend and Growth HLS Fund
■ Hartford Healthcare HLS Fund
■ Hartford International Opportunities HLS Fund
■ Hartford MidCap HLS Fund
■ Hartford Small Cap Growth HLS Fund
■ Hartford Small Company HLS Fund
■ Hartford Stock HLS Fund
■ Hartford Total Return Bond HLS Fund
■ Hartford Ultrashort Bond HLS Fund

Hartford HLS Funds

Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Balanced HLS Fund	2
Hartford Capital Appreciation HLS Fund	11
Hartford Disciplined Equity HLS Fund	15
Hartford Dividend and Growth HLS Fund	18
Hartford Healthcare HLS Fund	20
Hartford International Opportunities HLS Fund	22
Hartford MidCap HLS Fund	25
Hartford Small Cap Growth HLS Fund	28
Hartford Small Company HLS Fund	31
Hartford Stock HLS Fund	34
Hartford Total Return Bond HLS Fund	36
Hartford Ultrashort Bond HLS Fund	56
Glossary	63
Statements of Assets and Liabilities	64
Statements of Operations	66
Statements of Changes in Net Assets	68
Financial Highlights	74
Notes to Financial Statements	80
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies	101
Item 9. Proxy Disclosures for Open-End Management Companies	102
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies	103
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Small Cap Growth HLS Fund	104

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
	Asset-Backed - Automobile - 0.3%
$ 592,754	CFMT LLC 1.39%, 09/22/2031(1)	$ 585,897
1,845,000	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	1,865,797
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	256,233
260,000	1.91%, 10/17/2033(1)	242,295
331,435	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	331,775
1,260,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	1,269,986
		4,551,983
	Asset-Backed - Student Loan - 0.1%
1,376,411	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,380,813
	Commercial Mortgage-Backed Securities - 0.3%
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	708,211
410,193	1.69%, 07/15/2060(1)	388,704
160,216	1.98%, 03/15/2061(1)	143,197
195,426	5.97%, 08/15/2062(1)	192,462
	New Economy Assets Phase 1 Sponsor LLC
1,530,000	1.91%, 10/20/2061(1)	1,363,249
480,000	2.41%, 10/20/2061(1)	413,602
2,572,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,480,843
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(2)	314,694
		6,004,962
	Other Asset-Backed Securities - 0.2%
37,316	Aaset Trust 3.84%, 05/15/2039(1)	35,265
2,973	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	2,966
	Castlelake Aircraft Structured Trust
99,466	3.47%, 01/15/2046(1)	93,561
331,152	3.97%, 04/15/2039(1)	298,122
1,321,391	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,215,287
148,416	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	135,707
243,398	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	210,746
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,155,488
134,376	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	122,621
64,584	MAPS Ltd. 4.46%, 03/15/2044(1)	58,895
192,122	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	190,812
126,672	Start II Ltd. 4.09%, 03/15/2044(1)	121,307
		3,640,777
	Whole Loan Collateral CMO - 0.1%
46,149	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	44,706
377,537	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	351,460
	Federal National Mortgage Association Connecticut Avenue Securities
264,712	6.89%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(3)	265,884
99,398	11.35%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	104,415
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0% - (continued)
	Whole Loan Collateral CMO - 0.1% - (continued)
	Flagstar Mortgage Trust
$ 559,662	2.00%, 09/25/2041(1)(2)	$ 476,028
266,805	4.00%, 05/25/2048(1)(2)	244,103
185,895	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	173,808
53,714	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	52,982
	Towd Point Mortgage Trust
149,991	2.75%, 06/25/2057(1)(2)	143,304
52,280	3.00%, 01/25/2058(1)(2)	50,813
		1,907,503
	Total Asset & Commercial Mortgage-Backed Securities (cost $17,842,391)	$ 17,486,038
CORPORATE BONDS - 11.5%
	Aerospace/Defense - 0.2%
415,000	BAE Systems PLC 5.25%, 03/26/2031(1)	$ 414,261
2,325,000	HEICO Corp. 5.35%, 08/01/2033	2,308,265
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	514,005
		3,236,531
	Agriculture - 0.3%
	Philip Morris International, Inc.
985,000	5.13%, 02/13/2031	974,234
3,537,000	5.25%, 02/13/2034	3,476,580
		4,450,814
	Airlines - 0.0%
83,254	United Airlines Pass-Through Trust 4.60%, 09/01/2027	81,423
	Beverages - 0.2%
990,000	Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	903,711
	Coca-Cola Consolidated, Inc.
1,969,000	5.25%, 06/01/2029	1,978,504
575,000	5.45%, 06/01/2034	581,128
		3,463,343
	Biotechnology - 0.2%
	Royalty Pharma PLC
2,010,000	3.30%, 09/02/2040	1,458,232
1,312,000	3.35%, 09/02/2051	843,857
210,000	5.90%, 09/02/2054	203,056
		2,505,145
	Commercial Banks - 2.1%
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(4)	1,532,974
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(4)	2,286,909
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(4)	591,561
1,282,000	Bank of New York Mellon Corp. 4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(4)	1,253,087
1,640,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(4)	1,683,043

The accompanying notes are an integral part of these financial statements.
2

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Commercial Banks - 2.1% - (continued)
	BPCE SA
$ 490,000	5.28%, 05/30/2029(1)	$ 488,438
470,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(4)	469,055
2,445,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(4)	2,536,073
1,460,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,457,997
455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(4)	453,776
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)(5)	2,528,130
2,733,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(4)	2,808,135
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(4)	1,772,755
900,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	903,044
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,225,393
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	536,258
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(4)	292,952
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(4)	659,550
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(4)	781,977
	Morgan Stanley
790,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(4)	789,471
1,372,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(4)	1,366,483
	UBS AG
1,545,000	5.65%, 09/11/2028	1,574,489
2,737,000	7.50%, 02/15/2028	2,929,814
	UBS Group AG
1,695,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(4)	1,555,026
320,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(4)	333,377
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Commercial Banks - 2.1% - (continued)
	Wells Fargo & Co.
$ 1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	$ 1,503,959
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(4)	1,728,474
		36,042,200
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,848,337
600,000	5.50%, 08/11/2032(1)	586,401
380,000	5.55%, 05/30/2033(1)	370,945
470,000	5.80%, 04/15/2034(1)	467,303
475,000	5.95%, 10/15/2033(1)	476,803
715,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	716,848
895,000	ERAC USA Finance LLC 5.20%, 10/30/2034(1)	888,286
		5,354,923
	Diversified Financial Services - 0.9%
	American Express Co.
1,698,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(4)	1,663,480
195,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(4)	208,040
	Aviation Capital Group LLC
1,715,000	1.95%, 09/20/2026(1)	1,580,483
4,566,000	5.38%, 07/15/2029(1)	4,515,328
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,174,606
	Capital One Financial Corp.
455,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(4)	457,432
580,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	593,721
535,000	7.15%, 10/29/2027, (7.15% fixed rate until 10/29/2026; 6 mo. USD SOFR + 2.44% thereafter)(4)	552,837
	Intercontinental Exchange, Inc.
2,185,000	4.00%, 09/15/2027	2,110,855
816,000	4.35%, 06/15/2029	789,685
	Nasdaq, Inc.
175,000	5.95%, 08/15/2053	177,604
165,000	6.10%, 06/28/2063	168,929
		14,993,000
	Electric - 1.3%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,000,095
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,834,211
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	392,271
	Dominion Energy, Inc.
55,000	3.38%, 04/01/2030	49,713
607,000	5.38%, 11/15/2032	602,969
1,176,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(4)	1,223,528

The accompanying notes are an integral part of these financial statements.
3

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Electric - 1.3% - (continued)
	Emera U.S. Finance LP
$ 990,000	2.64%, 06/15/2031	$ 818,628
291,000	4.75%, 06/15/2046	240,281
1,155,000	FirstEnergy Corp. 4.15%, 07/15/2027	1,108,222
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	224,251
60,000	5.15%, 03/30/2026(1)	59,595
75,000	5.20%, 04/01/2028(1)	74,964
	Georgia Power Co.
3,073,000	4.70%, 05/15/2032	2,974,425
245,000	4.75%, 09/01/2040	221,709
826,000	5.13%, 05/15/2052	771,309
	Pacific Gas & Electric Co.
2,613,300	4.50%, 07/01/2040	2,159,523
789,000	6.75%, 01/15/2053	824,541
	Public Service Enterprise Group, Inc.
990,000	5.20%, 04/01/2029	987,913
570,000	5.45%, 04/01/2034	566,110
860,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	626,901
	SCE Recovery Funding LLC
374,906	0.86%, 11/15/2033	320,378
220,000	1.94%, 05/15/2040	162,000
125,000	2.51%, 11/15/2043	84,740
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(4)	1,064,253
1,241,000	Southern California Edison Co. 5.88%, 12/01/2053	1,243,343
1,471,488	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,413,623
		21,049,496
	Entertainment - 0.2%
3,341,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	3,087,195
	Food - 0.1%
2,226,000	Tyson Foods, Inc. 5.70%, 03/15/2034	2,221,372
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	307,453
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	496,105
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,763,016
790,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	810,946
		3,377,520
	Healthcare - Products - 0.3%
	Alcon Finance Corp.
3,395,000	3.00%, 09/23/2029(1)	3,076,587
200,000	5.38%, 12/06/2032(1)	200,744
200,000	5.75%, 12/06/2052(1)	203,283
1,595,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,573,729
		5,054,343
	Healthcare - Services - 0.4%
285,000	Children's Hospital 2.93%, 07/15/2050	184,064
714,000	Dignity Health 3.81%, 11/01/2024	708,676
450,000	HCA, Inc. 5.45%, 04/01/2031	450,172
	Icon Investments Six DAC
305,000	5.85%, 05/08/2029	310,078
2,077,000	6.00%, 05/08/2034	2,125,947
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033(5)	914,289
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 175,000	Sutter Health 2.29%, 08/15/2030	$ 150,141
320,000	Toledo Hospital 5.75%, 11/15/2038	315,936
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	301,928
645,000	4.20%, 05/15/2032	608,049
95,000	4.75%, 05/15/2052	84,580
		6,153,860
	Insurance - 0.8%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	397,552
375,000	4.38%, 06/30/2050	312,070
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,525,239
1,280,000	5.58%, 01/09/2029(1)	1,285,835
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	1,959,811
1,389,000	CNO Global Funding 5.88%, 06/04/2027(1)	1,393,747
1,404,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	1,158,956
	Corebridge Global Funding
855,000	5.20%, 06/24/2029(1)	852,320
275,000	5.90%, 09/19/2028(1)	280,894
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,063,505
1,350,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,350,727
555,000	Met Tower Global Funding 5.25%, 04/12/2029(1)	558,105
1,010,000	RGA Global Funding 5.45%, 05/24/2029(1)	1,013,120
		14,151,881
	Investment Company Security - 0.1%
	Abu Dhabi Developmental Holding Co. PJSC
1,720,000	5.38%, 05/08/2029(1)	1,747,401
510,000	5.50%, 05/08/2034(1)	523,566
		2,270,967
	Machinery-Diversified - 0.2%
2,805,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	2,827,227
	Media - 0.1%
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,856,550
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	374,958
250,000	7.30%, 07/01/2038	253,482
		2,484,990
	Mining - 0.3%
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	801,682
425,000	5.89%, 04/04/2054(1)	410,734
3,540,000	6.38%, 10/06/2030(1)	3,692,454
		4,904,870
	Oil & Gas - 0.4%
2,145,000	BP Capital Markets America, Inc. 5.23%, 11/17/2034	2,133,767
555,000	Eni SpA 5.95%, 05/15/2054(1)	547,992
	Equinor ASA
85,000	2.88%, 04/06/2025	83,358
2,470,000	3.00%, 04/06/2027	2,348,370
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	780,856
780,000	3.13%, 07/12/2041(1)	581,378
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	571,071
		7,046,792

The accompanying notes are an integral part of these financial statements.
4

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Oil & Gas Services - 0.1%
$ 905,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	$ 898,797
	Pharmaceuticals - 0.0%
113,000	CVS Health Corp. 4.30%, 03/25/2028	109,154
	Pipelines - 0.4%
305,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	300,679
	Columbia Pipelines Operating Co. LLC
375,000	5.93%, 08/15/2030(1)	383,389
676,000	6.50%, 08/15/2043(1)	706,443
	Energy Transfer LP
180,000	4.95%, 06/15/2028	177,703
750,000	5.00%, 05/15/2050	639,951
945,000	5.35%, 05/15/2045	848,148
160,000	5.55%, 05/15/2034	158,366
1,681,580	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,442,851
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	581,766
100,000	3.45%, 10/15/2027(1)	94,094
1,015,000	MPLX LP 5.50%, 06/01/2034	1,001,761
		6,335,151
	Real Estate Investment Trusts - 1.0%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,420,195
	Extra Space Storage LP
435,000	5.50%, 07/01/2030	438,599
935,000	5.90%, 01/15/2031	956,143
2,612,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	2,744,773
1,542,000	Kite Realty Group LP 5.50%, 03/01/2034	1,510,607
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,820,299
2,610,000	Realty Income Corp. 5.13%, 02/15/2034	2,538,760
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	495,044
300,000	1.88%, 07/15/2050(1)	282,132
470,000	2.84%, 01/15/2050(1)	461,745
1,842,000	VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(1)	1,842,398
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	148,651
350,000	3.50%, 06/15/2029(1)	314,177
		16,973,523
	Semiconductors - 0.5%
2,704,000	Broadcom, Inc. 3.47%, 04/15/2034(1)	2,310,442
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	309,562
1,252,000	6.15%, 01/25/2032(1)	1,278,020
2,290,000	6.25%, 01/25/2035(1)	2,343,073
1,338,000	6.40%, 01/25/2038(1)	1,381,746
795,000	Intel Corp. 5.60%, 02/21/2054	774,456
		8,397,299
	Software - 0.4%
	Constellation Software, Inc.
225,000	5.16%, 02/16/2029(1)	225,062
2,826,000	5.46%, 02/16/2034(1)	2,831,925
	Oracle Corp.
111,000	3.60%, 04/01/2050	77,908
3,844,000	3.65%, 03/25/2041	2,952,460
606,000	5.55%, 02/06/2053	576,174
		6,663,529
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Telecommunications - 0.4%
	AT&T, Inc.
$ 1,589,000	3.50%, 09/15/2053	$ 1,084,666
84,000	3.65%, 06/01/2051	59,647
146,000	3.85%, 06/01/2060	102,439
1,841,000	4.30%, 12/15/2042	1,536,059
420,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	417,373
	T-Mobile USA, Inc.
3,005,000	3.38%, 04/15/2029	2,776,021
41,000	5.75%, 01/15/2054	41,005
	Verizon Communications, Inc.
500,000	2.88%, 11/20/2050	316,393
760,000	2.99%, 10/30/2056	468,404
513,000	3.00%, 11/20/2060	308,891
		7,110,898
	Trucking & Leasing - 0.1%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	2,176,094
	Total Corporate Bonds (cost $196,690,385)	$ 193,422,337
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$ 1,599,250
	Mexico - 0.1%
1,400,000	Mexico Government International Bonds 6.40%, 05/07/2054	1,333,609
	Saudi Arabia - 0.1%
1,640,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	1,594,244
	Total Foreign Government Obligations (cost $4,604,467)	$ 4,527,103
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
60,000	4.09%, 11/01/2051	$ 49,798
115,000	4.51%, 11/01/2051	102,069
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	475,326
		627,193
	General - 0.1%
174,655	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	192,958
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	372,262
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,333,979
		1,899,199
	General Obligation - 0.1%
2,569,412	State of Illinois, IL, GO 5.10%, 06/01/2033	2,521,133
	Tobacco - 0.0%
130,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	118,678

The accompanying notes are an integral part of these financial statements.
5

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
$ 25,000	6.20%, 11/15/2026	$ 25,130
375,000	6.67%, 11/15/2039	406,687
785,000	6.81%, 11/15/2040	860,509
		1,292,326
	Utilities - 0.1%
897,287	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	896,217
	Utility - Electric - 0.1%
735,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	777,360
813,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	884,758
		1,662,118
	Total Municipal Bonds (cost $9,986,240)	$ 9,016,864
U.S. GOVERNMENT AGENCIES - 0.9%
	Mortgage-Backed Agencies - 0.9%
	Federal Home Loan Mortgage Corp. - 0.4%
59,971	3.00%, 07/01/2051	$ 51,230
930,378	3.00%, 01/01/2052	794,157
66,776	3.00%, 03/01/2052	57,035
900,148	3.00%, 06/01/2052	768,835
50,000	3.00%, 07/01/2052	42,664
59,646	3.00%, 08/01/2052	50,852
795,000	4.43%, 02/25/2033(2)	775,043
274,751	5.50%, 03/01/2053	271,889
2,045,280	5.50%, 05/01/2053	2,020,704
533,213	5.50%, 06/01/2053	526,604
274,011	5.50%, 09/01/2053	271,037
710,244	5.50%, 11/01/2053	701,441
1,232	6.58%, 04/01/2029, 1 yr. USD CMT + 2.24%(3)	1,224
		6,332,715
	Federal National Mortgage Association - 0.0%
32,976	3.00%, 03/01/2052	28,116
271,922	5.50%, 08/01/2053	269,013
55,813	5.84%, 10/25/2024, 30 day USD SOFR Average + 0.51%(3)	55,538
		352,667
	Government National Mortgage Association - 0.2%
2,073,455	2.50%, 10/20/2049	1,787,460
28,969	5.00%, 07/15/2037	28,900
790	6.00%, 07/15/2026	797
532	6.00%, 03/15/2028	543
804	6.00%, 04/15/2028	816
19,865	6.00%, 05/15/2028	20,034
9,564	6.00%, 07/15/2028	9,703
3,344	6.00%, 08/15/2028	3,378
18,571	6.00%, 09/15/2028	18,789
28,033	6.00%, 10/15/2028	28,298
23,516	6.00%, 11/15/2028	23,729
18,645	6.00%, 12/15/2028	18,897
435	6.00%, 12/15/2031	446
7,763	6.00%, 09/15/2032	8,052
3,177	6.00%, 11/15/2032	3,268
1,391	6.00%, 04/15/2033	1,407
35,917	6.00%, 06/15/2033	36,887
11,313	6.00%, 10/15/2033	11,615
947	6.00%, 11/15/2033	986
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.9% - (continued)
	Mortgage-Backed Agencies - 0.9% - (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 17,804	6.00%, 10/15/2034	$ 18,049
43,816	6.00%, 01/15/2035	44,411
5,036	6.00%, 05/15/2035	5,110
5,776	6.00%, 06/15/2035	5,854
64	6.50%, 03/15/2026	65
161	6.50%, 01/15/2028	163
14,817	6.50%, 03/15/2028	15,033
22,014	6.50%, 04/15/2028	22,301
6,404	6.50%, 05/15/2028	6,502
24,920	6.50%, 06/15/2028	25,484
2,429	6.50%, 10/15/2028	2,464
714	6.50%, 02/15/2035	731
1,469	7.00%, 11/15/2031	1,492
879	7.00%, 03/15/2032	892
370,465	7.00%, 11/15/2032	385,777
36,311	7.00%, 01/15/2033	37,193
43,159	7.00%, 05/15/2033	44,176
5,556	7.00%, 07/15/2033	5,671
48,907	7.00%, 11/15/2033	50,121
16,451	7.50%, 09/16/2035	16,729
18	8.00%, 09/15/2026	18
968	8.00%, 12/15/2026	975
10	8.00%, 09/15/2027	10
929	8.00%, 07/15/2029	948
961	8.00%, 12/15/2029	966
2,485	8.00%, 01/15/2030	2,488
1,056	8.00%, 02/15/2030	1,052
493	8.00%, 03/15/2030	491
4,505	8.00%, 04/15/2030	4,510
2,632	8.00%, 05/15/2030	2,639
13,711	8.00%, 06/15/2030	13,818
752	8.00%, 07/15/2030	753
20,551	8.00%, 08/15/2030	20,659
9,696	8.00%, 09/15/2030	9,706
42,409	8.00%, 12/15/2030	42,692
		2,793,948
	Uniform Mortgage-Backed Security - 0.3%
2,096,000	3.00%, 07/01/2054(6)	1,786,502
1,511,000	4.00%, 07/01/2054(6)	1,384,902
850,000	5.00%, 07/01/2054(6)	822,904
1,369,000	6.00%, 07/01/2054(6)	1,374,154
		5,368,462
	Total U.S. Government Agencies (cost $14,828,059)	$ 14,847,792
U.S. GOVERNMENT SECURITIES - 18.8%
	U.S. Treasury Securities - 18.8%
	U.S. Treasury Bonds - 6.0%
9,876,300	2.50%, 02/15/2045(7)	$ 7,080,458
2,041,900	2.75%, 11/15/2047	1,493,299
7,630,100	2.88%, 05/15/2052	5,628,689
400,000	3.25%, 05/15/2042	334,125
5,288,500	3.38%, 08/15/2042	4,485,516
6,095,900	3.63%, 02/15/2053	5,218,900
6,254,900	3.63%, 05/15/2053	5,356,735
7,959,100	3.88%, 02/15/2043	7,224,127
8,002,100	3.88%, 05/15/2043	7,250,965
6,040,000	4.00%, 11/15/2042	5,590,067
6,259,200	4.00%, 11/15/2052	5,736,704
2,696,900	4.13%, 08/15/2053	2,527,080
6,566,900	4.25%, 02/15/2054	6,291,911
10,384,700	4.38%, 02/15/2038	10,402,143

The accompanying notes are an integral part of these financial statements.
6

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.8% - (continued)
	U.S. Treasury Securities - 18.8% - (continued)
	U.S. Treasury Bonds - 6.0% - (continued)
$ 6,195,900	4.38%, 08/15/2043	$ 6,006,151
6,803,600	4.50%, 02/15/2044	6,703,672
433,600	4.63%, 05/15/2044	434,616
1,322,700	4.63%, 05/15/2054	1,349,154
5,604,000	4.75%, 11/15/2043	5,702,946
6,234,300	4.75%, 11/15/2053	6,484,646
		101,301,904
	U.S. Treasury Notes - 12.8%
3,825,000	0.38%, 11/30/2025	3,588,328
1,080,000	0.88%, 09/30/2026	993,980
150,000	1.25%, 05/31/2028	133,043
603,000	1.25%, 09/30/2028	530,122
1,020,000	1.38%, 10/31/2028	899,911
4,505,600	1.50%, 01/31/2027	4,170,144
530,000	1.50%, 11/30/2028	469,257
2,115,000	1.63%, 10/31/2026	1,975,212
590,000	2.63%, 07/31/2029	543,975
4,670,000	2.75%, 04/30/2027	4,449,817
890,000	2.75%, 05/31/2029	827,318
897,000	3.13%, 08/31/2027	860,700
1,185,300	3.25%, 06/30/2027	1,143,861
326,000	3.25%, 06/30/2029	309,891
414,000	3.50%, 09/15/2025	406,545
3,074,000	3.50%, 04/30/2028	2,974,936
635,000	3.50%, 04/30/2030	607,665
4,313,500	3.63%, 03/31/2028	4,194,373
1,369,000	3.63%, 05/31/2028	1,330,604
512,000	3.63%, 03/31/2030	493,400
7,134,400	3.75%, 12/31/2028	6,955,761
620,000	3.75%, 05/31/2030	600,964
1,633,000	3.75%, 06/30/2030	1,582,351
1,598,000	3.75%, 12/31/2030	1,545,316
5,122,000	3.88%, 11/30/2027	5,026,163
7,157,100	3.88%, 12/31/2027	7,022,345
685,000	3.88%, 11/30/2029	669,507
1,100,000	4.00%, 12/15/2025	1,085,820
2,186,000	4.00%, 02/15/2026	2,156,369
411,000	4.00%, 01/15/2027	405,092
8,016,000	4.00%, 02/29/2028	7,897,012
3,203,000	4.00%, 06/30/2028	3,155,706
9,425,700	4.00%, 01/31/2029	9,286,155
150,000	4.00%, 10/31/2029	147,562
483,900	4.00%, 07/31/2030	475,167
1,207,300	4.00%, 02/15/2034	1,174,477
260,000	4.13%, 06/15/2026	257,024
6,548,200	4.13%, 09/30/2027	6,476,067
3,381,200	4.13%, 10/31/2027	3,344,086
4,725,200	4.13%, 07/31/2028	4,677,394
8,627,100	4.13%, 03/31/2029	8,544,199
754,300	4.13%, 08/31/2030	745,402
11,364,000	4.25%, 01/31/2026	11,254,799
9,040,700	4.25%, 02/28/2029	9,005,738
3,953,000	4.38%, 12/15/2026	3,930,919
3,675,700	4.38%, 08/31/2028	3,673,116
4,531,000	4.38%, 11/30/2028	4,532,593
130,000	4.38%, 11/30/2030	130,239
4,371,400	4.38%, 05/15/2034	4,382,328
3,545,400	4.50%, 03/31/2026	3,526,981
7,692,600	4.50%, 05/31/2029	7,749,694
8,602,300	4.63%, 02/28/2026	8,571,721
730,000	4.63%, 10/15/2026	729,458
866,000	4.63%, 11/15/2026	865,696
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.8% - (continued)
	U.S. Treasury Securities - 18.8% - (continued)
	U.S. Treasury Notes - 12.8% - (continued)
$ 4,485,000	4.63%, 09/30/2028	$ 4,525,295
3,654,600	4.63%, 04/30/2029	3,698,855
1,733,700	4.63%, 04/30/2031	1,763,498
1,012,100	4.63%, 05/31/2031	1,029,654
11,114,000	4.88%, 11/30/2025	11,101,410
1,660,800	4.88%, 04/30/2026	1,663,265
8,934,100	4.88%, 05/31/2026	8,951,898
11,962,000	4.88%, 10/31/2028	12,190,960
927,000	4.88%, 10/31/2030	954,122
5,874,000	5.00%, 09/30/2025	5,871,705
		214,236,965
	Total U.S. Government Securities (cost $325,238,889)	$ 315,538,869
COMMON STOCKS - 65.9%
	Automobiles & Components - 0.8%
381,887	Gentex Corp.	$ 12,873,411
	Banks - 3.8%
147,815	JP Morgan Chase & Co.	29,897,062
128,994	M&T Bank Corp.	19,524,532
90,421	PNC Financial Services Group, Inc.	14,058,657
		63,480,251
	Capital Goods - 4.9%
117,609	3M Co.	12,018,464
124,643	Emerson Electric Co.	13,730,673
151,194	Fortune Brands Innovations, Inc.	9,818,538
42,701	General Dynamics Corp.	12,389,268
199,092	Johnson Controls International PLC	13,233,645
55,396	L3Harris Technologies, Inc.	12,440,834
79,282	Middleby Corp.*	9,720,766
		83,352,188
	Consumer Discretionary Distribution & Retail - 1.2%
226,891	LKQ Corp.	9,436,397
41,458	Tractor Supply Co.	11,193,660
		20,630,057
	Consumer Durables & Apparel - 0.6%
69,194	Lennar Corp. Class A	10,370,105
	Consumer Services - 3.2%
75,958	Airbnb, Inc. Class A*	11,517,512
309,226	H&R Block, Inc.	16,769,326
192,590	Starbucks Corp.	14,993,131
148,370	Wyndham Hotels & Resorts, Inc.	10,979,380
		54,259,349
	Energy - 1.9%
142,144	ConocoPhillips	16,258,431
117,920	Targa Resources Corp.	15,185,737
		31,444,168
	Equity Real Estate Investment Trusts (REITs) - 1.4%
139,905	Crown Castle, Inc. REIT	13,668,719
218,977	Gaming & Leisure Properties, Inc. REIT	9,899,950
		23,568,669
	Financial Services - 6.8%
107,465	Ares Management Corp. Class A	14,322,935
90,451	Intercontinental Exchange, Inc.	12,381,837
109,559	KKR & Co., Inc.	11,529,989
37,165	LPL Financial Holdings, Inc.	10,380,184
136,345	Morgan Stanley	13,251,371
71,860	Nasdaq, Inc.	4,330,284

The accompanying notes are an integral part of these financial statements.
7

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.9% - (continued)
	Financial Services - 6.8% - (continued)
126,222	Raymond James Financial, Inc.	$ 15,602,301
31,648	S&P Global, Inc.	14,115,008
72,342	Visa, Inc. Class A	18,987,605
		114,901,514
	Food, Beverage & Tobacco - 0.9%
446,570	Keurig Dr Pepper, Inc.	14,915,438
	Health Care Equipment & Services - 5.5%
47,138	Align Technology, Inc.*	11,380,528
214,933	Boston Scientific Corp.*	16,551,990
232,607	Centene Corp.*	15,421,844
39,191	Elevance Health, Inc.	21,236,035
56,351	UnitedHealth Group, Inc.	28,697,310
		93,287,707
	Household & Personal Products - 1.3%
573,054	Kenvue, Inc.	10,418,122
225,273	Unilever PLC ADR	12,387,762
		22,805,884
	Insurance - 1.7%
26,770	Everest Group Ltd.	10,199,905
253,355	MetLife, Inc.	17,782,988
		27,982,893
	Materials - 0.7%
341,645	Axalta Coating Systems Ltd.*	11,674,010
	Media & Entertainment - 5.6%
365,200	Alphabet, Inc. Class C	66,984,984
97,359	Electronic Arts, Inc.	13,565,029
149,445	Omnicom Group, Inc.	13,405,217
		93,955,230
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
178,652	AstraZeneca PLC ADR	13,933,069
32,576	Eli Lilly & Co.	29,493,659
625,561	Pfizer, Inc.	17,503,197
38,369	Roche Holding AG	10,630,466
30,073	Vertex Pharmaceuticals, Inc.*	14,095,817
		85,656,208
	Real Estate Management & Development - 0.7%
131,878	CBRE Group, Inc. Class A*	11,751,648
	Semiconductors & Semiconductor Equipment - 3.9%
18,765	Broadcom, Inc.	30,127,771
72,735	NXP Semiconductors NV	19,572,261
78,156	QUALCOMM, Inc.	15,567,112
		65,267,144
	Software & Services - 10.1%
58,530	Accenture PLC Class A	17,758,587
38,959	Adobe, Inc.*	21,643,283
145,982	Amdocs Ltd.	11,520,899
217,349	Microsoft Corp.	97,144,136
84,973	Salesforce, Inc.	21,846,558
		169,913,463
	Technology Hardware & Equipment - 3.2%
418,915	Cisco Systems, Inc.	19,902,652
538,022	Corning, Inc.	20,902,155
72,094	F5, Inc.*	12,416,749
		53,221,556
	Transportation - 2.6%
195,871	Knight-Swift Transportation Holdings, Inc.	9,777,880
Shares or Principal Amount			Market Value†
COMMON STOCKS - 65.9% - (continued)
	Transportation - 2.6% - (continued)
223,817	Uber Technologies, Inc.*		$ 16,267,020
127,219	United Parcel Service, Inc. Class B		17,409,920
			43,454,820
	Total Common Stocks (cost $691,286,490)		$ 1,108,765,713
	Total Long-Term Investments (cost $1,260,476,921)		$ 1,663,604,716
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 3,661,293	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $3,662,913; collateralized by U.S. Treasury Note at 4.38%, maturing 08/15/2026, with a market value of $3,734,716		$ 3,661,293
	Securities Lending Collateral - 0.0%
85,547	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(8)		85,547
285,158	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(8)		285,158
85,547	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(8)		85,547
85,491	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(8)		85,491
			541,743
	Total Short-Term Investments (cost $4,203,036)		$ 4,203,036
	Total Investments (cost $1,264,679,957)	99.1%	$ 1,667,807,752
	Other Assets and Liabilities	0.9%	14,415,591
	Net Assets	100.0%	$ 1,682,223,343
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
8

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $103,485,001, representing 6.2% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2024. Base lending rates may be subject to a floor or cap.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Represents or includes a TBA transaction.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2024, the market value of securities pledged was $103,953.
(8)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	(45)	09/19/2024	$ (4,949,297)	$ 22,249
Total futures contracts				$ 22,249
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
9

Hartford Balanced HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 17,486,038	$ —	$ 17,486,038	$ —
Corporate Bonds	193,422,337	—	193,422,337	—
Foreign Government Obligations	4,527,103	—	4,527,103	—
Municipal Bonds	9,016,864	—	9,016,864	—
U.S. Government Agencies	14,847,792	—	14,847,792	—
U.S. Government Securities	315,538,869	—	315,538,869	—
Common Stocks
Automobiles & Components	12,873,411	12,873,411	—	—
Banks	63,480,251	63,480,251	—	—
Capital Goods	83,352,188	83,352,188	—	—
Consumer Discretionary Distribution & Retail	20,630,057	20,630,057	—	—
Consumer Durables & Apparel	10,370,105	10,370,105	—	—
Consumer Services	54,259,349	54,259,349	—	—
Energy	31,444,168	31,444,168	—	—
Equity Real Estate Investment Trusts (REITs)	23,568,669	23,568,669	—	—
Financial Services	114,901,514	114,901,514	—	—
Food, Beverage & Tobacco	14,915,438	14,915,438	—	—
Health Care Equipment & Services	93,287,707	93,287,707	—	—
Household & Personal Products	22,805,884	22,805,884	—	—
Insurance	27,982,893	27,982,893	—	—
Materials	11,674,010	11,674,010	—	—
Media & Entertainment	93,955,230	93,955,230	—	—
Pharmaceuticals, Biotechnology & Life Sciences	85,656,208	75,025,742	10,630,466	—
Real Estate Management & Development	11,751,648	11,751,648	—	—
Semiconductors & Semiconductor Equipment	65,267,144	65,267,144	—	—
Software & Services	169,913,463	169,913,463	—	—
Technology Hardware & Equipment	53,221,556	53,221,556	—	—
Transportation	43,454,820	43,454,820	—	—
Short-Term Investments	4,203,036	541,743	3,661,293	—
Futures Contracts(2)	22,249	22,249	—	—
Total	$ 1,667,830,001	$ 1,098,699,239	$ 569,130,762	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Automobiles & Components - 0.5%
547,822	Gentex Corp.	$ 18,467,080
	Banks - 0.9%
84,328	JP Morgan Chase & Co.	17,056,181
120,649	M&T Bank Corp.	18,261,433
		35,317,614
	Capital Goods - 6.8%
151,017	AerCap Holdings NV	14,074,785
43,484	Airbus SE	5,968,033
31,435	Axon Enterprise, Inc.*	9,249,434
49,675	Builders FirstSource, Inc.*	6,875,517
112,198	Dover Corp.	20,246,129
147,604	Emerson Electric Co.	16,260,057
132,865	Fluor Corp.*	5,786,271
112,938	General Dynamics Corp.	32,767,831
48,920	General Electric Co.	7,776,812
350,600	HF Global, Inc.*(1)(2)	9,641,500
180,791	Honeywell International, Inc.	38,606,110
34,534	Lockheed Martin Corp.	16,130,832
51,185	Middleby Corp.*	6,275,793
33,954	Northrop Grumman Corp.	14,802,246
126,549	RTX Corp.	12,704,254
1,199,000	Techtronic Industries Co. Ltd.	13,668,469
111,934	Toro Co.	10,466,948
88,048	Westinghouse Air Brake Technologies Corp.	13,915,986
		255,217,007
	Commercial & Professional Services - 0.5%
161,987	Copart, Inc.*	8,773,216
55,322	Leidos Holdings, Inc.	8,070,373
		16,843,589
	Consumer Discretionary Distribution & Retail - 5.4%
672,495	Amazon.com, Inc.*	129,959,659
7,265	O'Reilly Automotive, Inc.*	7,672,276
56,457	Ross Stores, Inc.	8,204,331
461,498	TJX Cos., Inc.	50,810,930
115,140	Tory Burch LLC*(1)(2)	5,250,368
		201,897,564
	Consumer Durables & Apparel - 1.3%
542,127	NIKE, Inc. Class B	40,860,112
246,035	On Holding AG Class A*	9,546,158
		50,406,270
	Consumer Services - 2.3%
272,569	DraftKings, Inc. Class A*	10,403,959
143,951	Las Vegas Sands Corp.	6,369,832
160,759	McDonald's Corp.	40,967,823
55,384	Royal Caribbean Cruises Ltd.*	8,829,871
170,772	Viking Holdings Ltd.*	5,796,002
161,713	Wyndham Hotels & Resorts, Inc.	11,966,762
		84,334,249
	Consumer Staples Distribution & Retail - 0.5%
42,393	Dollar Tree, Inc.*	4,526,301
198,396	Sysco Corp.	14,163,490
		18,689,791
	Energy - 4.0%
571,734	Canadian Natural Resources Ltd.	20,353,730
146,072	Chevron Corp.	22,848,582
106,439	ConocoPhillips	12,174,493
51,003	Diamondback Energy, Inc.	10,210,291
361,359	Enbridge, Inc.	12,855,775
433,780	Halliburton Co.	14,653,088
586,278	Schlumberger NV	27,660,596
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Energy - 4.0% - (continued)
45,090	Targa Resources Corp.	$ 5,806,690
531,296	Williams Cos., Inc.	22,580,080
		149,143,325
	Equity Real Estate Investment Trusts (REITs) - 2.5%
217,402	American Tower Corp. REIT	42,258,601
72,291	AvalonBay Communities, Inc. REIT	14,956,285
27,426	Equinix, Inc. REIT	20,750,511
336,072	UDR, Inc. REIT	13,829,363
		91,794,760
	Financial Services - 7.0%
183,937	American Express Co.	42,590,612
247,582	Charles Schwab Corp.	18,244,318
50,063	Corpay, Inc.*	13,337,284
167,514	Equitable Holdings, Inc.	6,844,622
76,177	KKR & Co., Inc.	8,016,868
40,758	Mastercard, Inc. Class A	17,980,799
312,931	Morgan Stanley	30,413,764
183,537	Raymond James Financial, Inc.	22,687,009
43,388	S&P Global, Inc.	19,351,048
242,629	TPG, Inc.	10,056,972
156,337	Tradeweb Markets, Inc. Class A	16,571,722
157,713	Visa, Inc. Class A	41,394,931
207,056	Voya Financial, Inc.	14,732,034
		262,221,983
	Food, Beverage & Tobacco - 3.1%
371,100	Coca-Cola Co.	23,620,515
84,648	Constellation Brands, Inc. Class A	21,778,238
477,357	Keurig Dr Pepper, Inc.	15,943,724
206,354	PepsiCo, Inc.	34,033,965
381,738	Tyson Foods, Inc. Class A	21,812,509
		117,188,951
	Health Care Equipment & Services - 5.4%
27,259	Align Technology, Inc.*	6,581,140
273,118	Centene Corp.*	18,107,723
79,510	Dexcom, Inc.*	9,014,844
100,805	Encompass Health Corp.	8,648,061
39,896	Humana, Inc.	14,907,140
29,412	Intuitive Surgical, Inc.*	13,083,928
134,086	Quest Diagnostics, Inc.	18,353,692
107,413	Stryker Corp.	36,547,273
39,926	Teleflex, Inc.	8,397,636
132,422	UnitedHealth Group, Inc.	67,437,228
		201,078,665
	Household & Personal Products - 2.1%
43,978	elf Beauty, Inc.*	9,267,044
807,461	Kenvue, Inc.	14,679,641
224,092	Procter & Gamble Co.	36,957,253
346,192	Unilever PLC	19,001,555
		79,905,493
	Insurance - 4.2%
124,204	Allstate Corp.	19,830,411
219,610	Chubb Ltd.	56,018,119
51,109	Everest Group Ltd.	19,473,551
133,919	Globe Life, Inc.	11,018,855
192,675	Marsh & McLennan Cos., Inc.	40,600,476
159,501	MetLife, Inc.	11,195,375
		158,136,787
	Materials - 3.2%
129,809	CRH PLC	9,619,387
167,033	FMC Corp.	9,612,749
74,110	Freeport-McMoRan, Inc.	3,601,746
101,658	Linde PLC	44,608,547
112,573	PPG Industries, Inc.	14,171,815

The accompanying notes are an integral part of these financial statements.
11

Hartford Capital Appreciation HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Materials - 3.2% - (continued)
48,744	Reliance, Inc.	$ 13,921,286
274,391	Rio Tinto PLC ADR	18,090,599
28,545	Vulcan Materials Co.	7,098,571
		120,724,700
	Media & Entertainment - 8.3%
474,285	Alphabet, Inc. Class A	86,391,013
168,674	Alphabet, Inc. Class C	30,938,185
82,191	Electronic Arts, Inc.	11,451,672
158,539	Liberty Media Corp.-Liberty Formula One Class C*	11,389,442
234,677	Live Nation Entertainment, Inc.*	21,998,622
136,715	Meta Platforms, Inc. Class A	68,934,437
36,782	Netflix, Inc.*	24,823,436
358,372	Pinterest, Inc. Class A*	15,793,454
57,704	Spotify Technology SA*	18,106,938
223,021	Walt Disney Co.	22,143,755
		311,970,954
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
133,232	Agilent Technologies, Inc.	17,270,864
280,211	AstraZeneca PLC ADR	21,853,656
176,420	Danaher Corp.	44,078,537
43,149	Eli Lilly & Co.	39,066,241
160,588	Exact Sciences Corp.*	6,784,843
39,365	Natera, Inc.*	4,262,836
119,645	Novartis AG	12,738,798
1,891,916	Pfizer, Inc.	52,935,810
347,927	Sanofi SA ADR	16,881,418
41,440	United Therapeutics Corp.*	13,200,712
16,979	Vertex Pharmaceuticals, Inc.*	7,958,397
43,923	Zoetis, Inc.	7,614,491
		244,646,603
	Real Estate Management & Development - 0.2%
34,735	Jones Lang LaSalle, Inc.*	7,130,401
	Semiconductors & Semiconductor Equipment - 11.0%
54,230	ARM Holdings PLC ADR*	8,873,113
20,399	Broadcom, Inc.	32,751,206
131,247	Enphase Energy, Inc.*	13,086,638
104,626	Marvell Technology, Inc.	7,313,357
201,720	Micron Technology, Inc.	26,532,232
1,645,856	NVIDIA Corp.	203,329,050
94,089	NXP Semiconductors NV	25,318,409
143,114	ON Semiconductor Corp.*	9,810,465
151,653	QUALCOMM, Inc.	30,206,245
65,200	Skyworks Solutions, Inc.	6,949,016
235,305	Texas Instruments, Inc.	45,773,882
		409,943,613
	Software & Services - 8.7%
181,879	Accenture PLC Class A	55,183,907
38,957	Adobe, Inc.*	21,642,172
22,916	Crowdstrike Holdings, Inc. Class A*	8,781,182
49,527	Datadog, Inc. Class A*	6,423,157
432,965	Microsoft Corp.	193,513,707
67,181	Salesforce, Inc.	17,272,235
21,678	ServiceNow, Inc.*	17,053,432
5,611	Sharecare, Inc. Earnout*(1)(2)	76
65,777	Shopify, Inc. Class A*	4,344,571
		324,214,439
	Technology Hardware & Equipment - 7.9%
1,181,482	Apple, Inc.	248,843,739
20,792	Arista Networks, Inc.*	7,287,180
210,621	Cisco Systems, Inc.	10,006,604
53,083	Dell Technologies, Inc. Class C	7,320,677
285,470	Flex Ltd.*	8,418,510
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Technology Hardware & Equipment - 7.9% - (continued)
80,500	Pure Storage, Inc. Class A*		$ 5,168,905
127,575	Samsung Electronics Co. Ltd.		7,508,270
			294,553,885
	Telecommunication Services - 0.8%
177,100	T-Mobile U.S., Inc.		31,201,478
	Transportation - 2.4%
369,165	Delta Air Lines, Inc.		17,513,188
305,815	Knight-Swift Transportation Holdings, Inc.		15,266,285
238,242	Uber Technologies, Inc.*		17,315,428
75,438	Union Pacific Corp.		17,068,602
156,079	United Parcel Service, Inc. Class B		21,359,411
			88,522,914
	Utilities - 1.5%
248,600	Edison International		17,851,966
632,956	Exelon Corp.		21,906,607
1,338,914	Iberdrola SA		17,372,313
			57,130,886
	Total Common Stocks (cost $2,552,128,585)		$ 3,630,683,001
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(3)		$ 55
	Total Convertible Preferred Stocks (cost $679,566)		$ 55
	Total Long-Term Investments (cost $2,552,808,151)		$ 3,630,683,056
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 22,584,119	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $22,594,112; collateralized by U.S. Treasury Notes at 1.50%-4.375, maturing 08/15/2026, with a market value of $23,035,915		$ 22,584,119
	Total Short-Term Investments (cost $22,584,119)		$ 22,584,119
	Total Investments (cost $2,575,392,270)	97.6%	$ 3,653,267,175
	Other Assets and Liabilities	2.4%	89,018,917
	Net Assets	100.0%	$ 3,742,286,092
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
12

Hartford Capital Appreciation HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $14,891,999 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$ 4,713,607	$ 9,641,500
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	55
07/2021	Sharecare, Inc. Earnout	5,611	—	76
11/2013	Tory Burch LLC	115,140	9,024,247	5,250,368
			$ 14,417,420	$ 14,891,999

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	319	09/20/2024	$ 88,067,925	$ 296,211
Total futures contracts				$ 296,211
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
13

Hartford Capital Appreciation HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 18,467,080	$ 18,467,080	$ —	$ —
Banks	35,317,614	35,317,614	—	—
Capital Goods	255,217,007	225,939,005	19,636,502	9,641,500
Commercial & Professional Services	16,843,589	16,843,589	—	—
Consumer Discretionary Distribution & Retail	201,897,564	196,647,196	—	5,250,368
Consumer Durables & Apparel	50,406,270	50,406,270	—	—
Consumer Services	84,334,249	84,334,249	—	—
Consumer Staples Distribution & Retail	18,689,791	18,689,791	—	—
Energy	149,143,325	149,143,325	—	—
Equity Real Estate Investment Trusts (REITs)	91,794,760	91,794,760	—	—
Financial Services	262,221,983	262,221,983	—	—
Food, Beverage & Tobacco	117,188,951	117,188,951	—	—
Health Care Equipment & Services	201,078,665	201,078,665	—	—
Household & Personal Products	79,905,493	60,903,938	19,001,555	—
Insurance	158,136,787	158,136,787	—	—
Materials	120,724,700	111,105,313	9,619,387	—
Media & Entertainment	311,970,954	311,970,954	—	—
Pharmaceuticals, Biotechnology & Life Sciences	244,646,603	231,907,805	12,738,798	—
Real Estate Management & Development	7,130,401	7,130,401	—	—
Semiconductors & Semiconductor Equipment	409,943,613	409,943,613	—	—
Software & Services	324,214,439	324,214,363	—	76
Technology Hardware & Equipment	294,553,885	287,045,615	7,508,270	—
Telecommunication Services	31,201,478	31,201,478	—	—
Transportation	88,522,914	88,522,914	—	—
Utilities	57,130,886	39,758,573	17,372,313	—
Convertible Preferred Stocks	55	—	—	55
Short-Term Investments	22,584,119	—	22,584,119	—
Futures Contracts(2)	296,211	296,211	—	—
Total	$ 3,653,563,386	$ 3,530,210,443	$ 108,460,944	$ 14,891,999

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
14

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 4.5%
1,112,704	Bank of America Corp.	$ 44,252,238
359,090	JP Morgan Chase & Co.	72,629,543
103,272	PNC Financial Services Group, Inc.	16,056,731
		132,938,512
	Capital Goods - 7.4%
147,844	AMETEK, Inc.	24,647,073
65,919	Deere & Co.	24,629,316
181,957	Emerson Electric Co.	20,044,383
122,621	GE Vernova, Inc.*	21,030,728
125,499	General Dynamics Corp.	36,412,280
73,416	IDEX Corp.	14,771,299
78,588	Illinois Tool Works, Inc.	18,622,213
301,694	Ingersoll Rand, Inc.	27,405,883
318,908	RTX Corp.	32,015,174
		219,578,349
	Commercial & Professional Services - 0.9%
132,191	Republic Services, Inc.	25,689,999
	Consumer Discretionary Distribution & Retail - 7.3%
775,953	Amazon.com, Inc.*	149,952,917
10,933	AutoZone, Inc.*	32,406,505
306,601	TJX Cos., Inc.	33,756,770
38,805	Tory Burch LLC*(1)(2)	1,769,510
		217,885,702
	Consumer Durables & Apparel - 0.6%
224,499	NIKE, Inc. Class B	16,920,490
	Consumer Services - 1.9%
109,469	Marriott International, Inc. Class A	26,466,320
116,222	McDonald's Corp.	29,618,015
		56,084,335
	Energy - 3.0%
163,402	Chesapeake Energy Corp.	13,430,010
284,349	ConocoPhillips	32,523,839
225,274	EOG Resources, Inc.	28,355,239
116,813	Phillips 66	16,490,491
		90,799,579
	Equity Real Estate Investment Trusts (REITs) - 1.4%
187,078	Iron Mountain, Inc. REIT	16,765,930
238,951	Welltower, Inc. REIT	24,910,642
		41,676,572
	Financial Services - 5.3%
154,413	American Express Co.	35,754,330
400,877	Charles Schwab Corp.	29,540,626
131,495	Mastercard, Inc. Class A	58,010,335
368,901	Morgan Stanley	35,853,488
		159,158,779
	Food, Beverage & Tobacco - 2.0%
463,677	Brown-Forman Corp. Class B	20,026,209
102,314	Constellation Brands, Inc. Class A	26,323,346
289,602	Monster Beverage Corp.*	14,465,620
		60,815,175
	Health Care Equipment & Services - 5.4%
342,197	Abbott Laboratories	35,557,690
477,204	Boston Scientific Corp.*	36,749,480
115,886	Cencora, Inc.	26,109,116
120,717	UnitedHealth Group, Inc.	61,476,339
		159,892,625
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Household & Personal Products - 2.9%
246,429	Estee Lauder Cos., Inc. Class A	$ 26,220,046
363,795	Procter & Gamble Co.	59,997,071
		86,217,117
	Insurance - 2.5%
223,105	Arch Capital Group Ltd.*	22,509,063
93,252	Chubb Ltd.	23,786,720
138,428	Progressive Corp.	28,752,880
		75,048,663
	Materials - 1.8%
372,956	Freeport-McMoRan, Inc.	18,125,661
78,638	Linde PLC	34,507,141
		52,632,802
	Media & Entertainment - 9.2%
818,825	Alphabet, Inc. Class A	149,148,974
168,419	Meta Platforms, Inc. Class A	84,920,228
59,062	Netflix, Inc.*	39,859,762
		273,928,964
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
128,539	Danaher Corp.	32,115,469
85,606	Eli Lilly & Co.	77,505,960
355,705	Merck & Co., Inc.	44,036,279
22,210	Regeneron Pharmaceuticals, Inc.*	23,343,377
58,423	Thermo Fisher Scientific, Inc.	32,307,919
55,379	Vertex Pharmaceuticals, Inc.*	25,957,245
156,086	Zoetis, Inc.	27,059,069
		262,325,318
	Semiconductors & Semiconductor Equipment - 11.5%
47,930	Broadcom, Inc.	76,953,053
48,212	KLA Corp.	39,751,276
1,539,135	NVIDIA Corp.	190,144,738
182,720	Texas Instruments, Inc.	35,544,521
		342,393,588
	Software & Services - 11.1%
79,295	Accenture PLC Class A	24,058,896
502,914	Microsoft Corp.	224,777,412
55,224	Roper Technologies, Inc.	31,127,560
118,398	Salesforce, Inc.	30,440,126
84,636	Workday, Inc. Class A*	18,921,224
		329,325,218
	Technology Hardware & Equipment - 9.4%
1,001,887	Apple, Inc.	211,017,440
133,619	CDW Corp.	29,909,277
100,338	Motorola Solutions, Inc.	38,735,485
		279,662,202
	Utilities - 2.8%
235,251	Atmos Energy Corp.	27,442,029
295,535	Duke Energy Corp.	29,621,473
1,490,447	PG&E Corp.	26,023,205
		83,086,707
	Total Common Stocks (cost $1,636,331,280)	$ 2,966,060,696
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Software & Services - 0.1%
287,204	Lookout, Inc. Series F*(1)(2)(3)	$ 2,320,608
	Total Convertible Preferred Stocks (cost $3,280,760)	$ 2,320,608

The accompanying notes are an integral part of these financial statements.
15

Hartford Disciplined Equity HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)		$ 3,257,068
	Total Preferred Stocks (cost $2,960,001)		$ 3,257,068
	Total Long-Term Investments (cost $1,642,572,041)		$ 2,971,638,372
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 1,486,155	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $1,486,813; collateralized by U.S. Treasury Note at 4.38%, maturing 08/15/2026, with a market value of $1,515,950		$ 1,486,155
	Total Short-Term Investments (cost $1,486,155)		$ 1,486,155
	Total Investments (cost $1,644,058,196)	99.9%	$ 2,973,124,527
	Other Assets and Liabilities	0.1%	2,135,384
	Net Assets	100.0%	$ 2,975,259,911
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,347,186 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$ 3,280,760	$ 2,320,608
05/2014	Lumeris Group Holdings Corp. Preferred	1,871,878	2,960,001	3,257,068
11/2013	Tory Burch LLC	38,805	3,041,403	1,769,510
			$ 9,282,164	$ 7,347,186

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
16

Hartford Disciplined Equity HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 132,938,512	$ 132,938,512	$ —	$ —
Capital Goods	219,578,349	219,578,349	—	—
Commercial & Professional Services	25,689,999	25,689,999	—	—
Consumer Discretionary Distribution & Retail	217,885,702	216,116,192	—	1,769,510
Consumer Durables & Apparel	16,920,490	16,920,490	—	—
Consumer Services	56,084,335	56,084,335	—	—
Energy	90,799,579	90,799,579	—	—
Equity Real Estate Investment Trusts (REITs)	41,676,572	41,676,572	—	—
Financial Services	159,158,779	159,158,779	—	—
Food, Beverage & Tobacco	60,815,175	60,815,175	—	—
Health Care Equipment & Services	159,892,625	159,892,625	—	—
Household & Personal Products	86,217,117	86,217,117	—	—
Insurance	75,048,663	75,048,663	—	—
Materials	52,632,802	52,632,802	—	—
Media & Entertainment	273,928,964	273,928,964	—	—
Pharmaceuticals, Biotechnology & Life Sciences	262,325,318	262,325,318	—	—
Semiconductors & Semiconductor Equipment	342,393,588	342,393,588	—	—
Software & Services	329,325,218	329,325,218	—	—
Technology Hardware & Equipment	279,662,202	279,662,202	—	—
Utilities	83,086,707	83,086,707	—	—
Convertible Preferred Stocks	2,320,608	—	—	2,320,608
Preferred Stocks	3,257,068	—	—	3,257,068
Short-Term Investments	1,486,155	—	1,486,155	—
Total	$ 2,973,124,527	$ 2,964,291,186	$ 1,486,155	$ 7,347,186

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
17

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Banks - 6.8%
1,230,824	Bank of America Corp.	$ 48,949,870
406,168	JP Morgan Chase & Co.	82,151,540
1,730,350	Wells Fargo & Co.	102,765,487
		233,866,897
	Capital Goods - 7.5%
194,011	Airbus SE	26,627,359
131,721	General Dynamics Corp.	38,217,531
168,073	Honeywell International, Inc.	35,890,309
531,220	Johnson Controls International PLC	35,310,193
93,110	Lockheed Martin Corp.	43,491,681
490,437	Otis Worldwide Corp.	47,209,466
214,457	Westinghouse Air Brake Technologies Corp.	33,894,929
		260,641,468
	Consumer Discretionary Distribution & Retail - 3.2%
124,599	Home Depot, Inc.	42,891,960
92,706	Lowe's Cos., Inc.	20,437,965
417,840	TJX Cos., Inc.	46,004,184
		109,334,109
	Consumer Services - 0.3%
2,400	Booking Holdings, Inc.	9,507,600
	Consumer Staples Distribution & Retail - 0.5%
258,304	Sysco Corp.	18,440,323
	Energy - 8.4%
257,121	Chevron Corp.	40,218,867
520,690	ConocoPhillips	59,556,522
1,591,061	Coterra Energy, Inc.	42,433,597
249,501	Diamondback Energy, Inc.	49,947,605
838,943	TotalEnergies SE ADR	55,940,719
1,030,535	Williams Cos., Inc.	43,797,738
		291,895,048
	Equity Real Estate Investment Trusts (REITs) - 3.0%
269,821	American Tower Corp. REIT	52,447,806
1,087,805	Host Hotels & Resorts, Inc. REIT	19,558,734
115,245	Public Storage REIT	33,150,224
		105,156,764
	Financial Services - 7.2%
231,782	American Express Co.	53,669,122
37,880	BlackRock, Inc.	29,823,682
212,489	Charles Schwab Corp.	15,658,315
542,222	Morgan Stanley	52,698,556
94,664	S&P Global, Inc.	42,220,144
212,905	Visa, Inc. Class A	55,881,175
		249,950,994
	Food, Beverage & Tobacco - 4.3%
925,444	Keurig Dr Pepper, Inc.	30,909,830
280,353	Mondelez International, Inc. Class A	18,346,300
553,189	Philip Morris International, Inc.	56,054,641
739,301	Tyson Foods, Inc. Class A	42,243,659
		147,554,430
	Health Care Equipment & Services - 7.0%
155,754	Becton Dickinson & Co.	36,401,267
94,516	Elevance Health, Inc.	51,214,440
120,751	HCA Healthcare, Inc.	38,794,881
561,874	Medtronic PLC	44,225,103
138,800	UnitedHealth Group, Inc.	70,685,288
		241,320,979
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Household & Personal Products - 2.2%
884,915	Kenvue, Inc.	$ 16,087,755
1,079,337	Unilever PLC ADR	59,352,741
		75,440,496
	Insurance - 3.0%
525,868	American International Group, Inc.	39,040,440
85,178	Chubb Ltd.	21,727,204
555,755	Principal Financial Group, Inc.	43,598,980
		104,366,624
	Materials - 4.2%
3,546,190	Amcor PLC	34,681,738
594,684	BHP Group Ltd. ADR(1)	33,950,510
261,405	Celanese Corp.	35,260,920
737,806	FMC Corp.	42,460,735
		146,353,903
	Media & Entertainment - 7.1%
815,720	Alphabet, Inc. Class A	148,583,398
659,926	Comcast Corp. Class A	25,842,702
443,792	Omnicom Group, Inc.	39,808,143
302,360	Walt Disney Co.	30,021,324
		244,255,567
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
241,997	Agilent Technologies, Inc.	31,370,071
653,903	AstraZeneca PLC ADR	50,997,895
203,350	Gilead Sciences, Inc.	13,951,843
460,747	Merck & Co., Inc.	57,040,479
404,006	Novartis AG ADR	43,010,479
1,717,962	Pfizer, Inc.	48,068,577
		244,439,344
	Semiconductors & Semiconductor Equipment - 6.3%
239,778	Micron Technology, Inc.	31,538,000
185,653	NXP Semiconductors NV	49,957,366
405,241	QUALCOMM, Inc.	80,715,902
293,531	Texas Instruments, Inc.	57,100,586
		219,311,854
	Software & Services - 7.2%
92,252	Accenture PLC Class A	27,990,179
786,197	Cognizant Technology Solutions Corp. Class A	53,461,396
372,696	Microsoft Corp.	166,576,477
		248,028,052
	Technology Hardware & Equipment - 5.1%
468,092	Apple, Inc.	98,589,537
1,610,957	Cisco Systems, Inc.	76,536,567
		175,126,104
	Telecommunication Services - 0.9%
144,996	T-Mobile U.S., Inc.	25,545,395
185,129	Verizon Communications, Inc.	7,634,720
		33,180,115
	Transportation - 1.0%
742,845	Delta Air Lines, Inc.	35,240,567
	Utilities - 5.3%
628,645	American Electric Power Co., Inc.	55,157,312
58,879	Constellation Energy Corp.	11,791,697
405,700	Duke Energy Corp.	40,663,311
954,582	Exelon Corp.	33,038,083
544,606	Sempra	41,422,733
		182,073,136
	Total Common Stocks (cost $2,080,331,224)	$ 3,375,484,374

The accompanying notes are an integral part of these financial statements.
18

Hartford Dividend and Growth HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.5%
$ 16,109,079	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $16,116,207; collateralized by U.S. Treasury Note at 1.50%, maturing 08/15/2026, with a market value of $16,431,425		$ 16,109,079
	Securities Lending Collateral - 0.1%
801,270	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		801,270
2,670,900	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)		2,670,900
801,270	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		801,270
801,270	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		801,270
			5,074,710
	Total Short-Term Investments (cost $21,183,789)		$ 21,183,789
	Total Investments (cost $2,101,515,013)	98.2%	$ 3,396,668,163
	Other Assets and Liabilities	1.8%	62,935,020
	Net Assets	100.0%	$ 3,459,603,183
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 233,866,897	$ 233,866,897	$ —	$ —
Capital Goods	260,641,468	234,014,109	26,627,359	—
Consumer Discretionary Distribution & Retail	109,334,109	109,334,109	—	—
Consumer Services	9,507,600	9,507,600	—	—
Consumer Staples Distribution & Retail	18,440,323	18,440,323	—	—
Energy	291,895,048	291,895,048	—	—
Equity Real Estate Investment Trusts (REITs)	105,156,764	105,156,764	—	—
Financial Services	249,950,994	249,950,994	—	—
Food, Beverage & Tobacco	147,554,430	147,554,430	—	—
Health Care Equipment & Services	241,320,979	241,320,979	—	—
Household & Personal Products	75,440,496	75,440,496	—	—
Insurance	104,366,624	104,366,624	—	—
Materials	146,353,903	146,353,903	—	—
Media & Entertainment	244,255,567	244,255,567	—	—
Pharmaceuticals, Biotechnology & Life Sciences	244,439,344	244,439,344	—	—
Semiconductors & Semiconductor Equipment	219,311,854	219,311,854	—	—
Software & Services	248,028,052	248,028,052	—	—
Technology Hardware & Equipment	175,126,104	175,126,104	—	—
Telecommunication Services	33,180,115	33,180,115	—	—
Transportation	35,240,567	35,240,567	—	—
Utilities	182,073,136	182,073,136	—	—
Short-Term Investments	21,183,789	5,074,710	16,109,079	—
Total	$ 3,396,668,163	$ 3,353,931,725	$ 42,736,438	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
19

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Biotechnology - 22.1%
18,290	AbbVie, Inc.	$ 3,137,101
15,770	Akero Therapeutics, Inc.*	369,964
18,674	Alkermes PLC*	450,043
4,655	Alnylam Pharmaceuticals, Inc.*	1,131,165
1,815	Amgen, Inc.	567,097
11,762	Apellis Pharmaceuticals, Inc.*	451,190
3,507	Argenx SE ADR*	1,508,150
5,074	Ascendis Pharma AS ADR*	691,992
63,537	Autolus Therapeutics PLC ADR*	221,109
13,945	Avidity Biosciences, Inc.*	569,653
4,920	Biogen, Inc.*	1,140,554
3,692	Blueprint Medicines Corp.*	397,924
9,760	Bridgebio Pharma, Inc.*	247,221
18,852	Celldex Therapeutics, Inc.*	697,713
13,455	Crinetics Pharmaceuticals, Inc.*	602,649
8,845	Cytokinetics, Inc.*	479,222
10,085	Disc Medicine, Inc.*	454,531
11,705	Exact Sciences Corp.*	494,536
1,314	Genmab AS*	329,280
12,457	Genus PLC	258,575
40,100	Immatics NV*	465,962
12,397	Immunocore Holdings PLC ADR*	420,134
6,063	Legend Biotech Corp. ADR*	268,530
9,252	Merus NV*	547,441
3,741	Moderna, Inc.*	444,244
6,294	MoonLake Immunotherapeutics*	276,747
7,182	Morphic Holding, Inc.*	244,691
2,585	Natera, Inc.*	279,930
4,375	Nuvalent, Inc. Class A*	331,888
10,113	PTC Therapeutics, Inc.*	309,256
2,397	Regeneron Pharmaceuticals, Inc.*	2,519,319
19,675	REVOLUTION Medicines, Inc.*	763,587
20,485	Rocket Pharmaceuticals, Inc.*	441,042
4,778	Sarepta Therapeutics, Inc.*	754,924
101,807	Savara, Inc.*	410,282
16,400	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	344,739
9,240	Soleno Therapeutics, Inc.*(1)	376,992
18,936	Syndax Pharmaceuticals, Inc.*	388,756
10,821	Ultragenyx Pharmaceutical, Inc.*	444,743
3,236	United Therapeutics Corp.*	1,030,828
8,340	Vaxcyte, Inc.*	629,753
17,754	Veracyte, Inc.*	384,729
7,629	Vertex Pharmaceuticals, Inc.*	3,575,865
11,492	Xenon Pharmaceuticals, Inc.*	448,073
12,948	Zai Lab Ltd. ADR*	224,389
		30,526,513
	Health Care Distributors - 1.9%
11,986	Cencora, Inc.	2,700,446
	Health Care Equipment - 13.3%
7,826	Abbott Laboratories	813,200
59,962	Boston Scientific Corp.*	4,617,674
18,267	Dexcom, Inc.*	2,071,112
5,139	DiaSorin SpA	511,227
31,107	Edwards Lifesciences Corp.*	2,873,354
13,820	Hologic, Inc.*	1,026,135
2,304	Inspire Medical Systems, Inc.*	308,344
4,850	Insulet Corp.*	978,730
4,140	Intuitive Surgical, Inc.*	1,841,679
9,912	Stryker Corp.	3,372,558
		18,414,013
	Health Care Facilities - 5.1%
26,857	Acadia Healthcare Co., Inc.*	1,813,922
11,169	Encompass Health Corp.	958,189
10,333	HCA Healthcare, Inc.	3,319,786
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Health Care Facilities - 5.1% - (continued)
13,695	PACS Group, Inc.*	$ 404,002
22,246	Surgery Partners, Inc.*	529,232
		7,025,131
	Health Care Services - 3.2%
6,682	Addus HomeCare Corp.*	775,847
104,307	agilon health, Inc.*	682,168
5,582	Labcorp Holdings, Inc.	1,135,993
114,665	LifeStance Health Group, Inc.*	563,005
28,425	Option Care Health, Inc.*	787,372
26,250	Privia Health Group, Inc.*	456,225
		4,400,610
	Health Care Technology - 0.5%
35,390	Evolent Health, Inc. Class A*	676,657
	Life Sciences Tools & Services - 10.3%
12,412	Agilent Technologies, Inc.	1,608,968
6,151	Bio-Techne Corp.	440,719
19,798	Danaher Corp.	4,946,530
5,367	ICON PLC*	1,682,394
16,023	Qiagen NV*	658,385
4,455	Repligen Corp.*	561,597
1,230	Tecan Group AG	411,825
7,080	Thermo Fisher Scientific, Inc.	3,915,240
		14,225,658
	Managed Health Care - 11.2%
32,117	Centene Corp.*	2,129,357
5,906	Humana, Inc.	2,206,777
6,005	Molina Healthcare, Inc.*	1,785,286
18,553	UnitedHealth Group, Inc.	9,448,301
		15,569,721
	Pharmaceuticals - 31.1%
80,185	Astellas Pharma, Inc.	791,084
35,341	AstraZeneca PLC ADR	2,756,245
23,800	Chugai Pharmaceutical Co. Ltd.	847,479
39,992	Daiichi Sankyo Co. Ltd.	1,389,871
20,809	Eisai Co. Ltd.	856,574
44,519	Elanco Animal Health, Inc.*	642,409
19,235	Eli Lilly & Co.	17,414,984
18,241	Galderma Group AG*	1,501,591
52,958	GSK PLC	1,018,605
18,330	Longboard Pharmaceuticals, Inc.*	495,460
62,899	Merck & Co., Inc.	7,786,896
5,992	Novartis AG	637,978
5,543	Novo Nordisk AS Class B	793,119
20,700	Otsuka Holdings Co. Ltd.	874,508
24,967	Pfizer, Inc.	698,577
14,348	Structure Therapeutics, Inc. ADR*	563,446
5,926	UCB SA	879,933
27,773	Verona Pharma PLC ADR*	401,597
15,417	Zoetis, Inc.	2,672,691
		43,023,047
	Total Common Stocks (cost $91,189,720)	$ 136,561,796
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)	$ 903
	Total Rights (cost $903)	$ 903
	Total Long-Term Investments (cost $91,190,623)	$ 136,562,699

The accompanying notes are an integral part of these financial statements.
20

Hartford Healthcare HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 428,855	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $429,045; collateralized by U.S. Treasury Note at 1.50%, maturing 08/15/2026, with a market value of $437,531		$ 428,855
	Securities Lending Collateral - 0.1%
23,726	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(5)		23,726
79,088	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(5)		79,088
23,726	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		23,726
23,726	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(5)		23,726
			150,266
	Total Short-Term Investments (cost $579,121)		$ 579,121
	Total Investments (cost $91,769,744)	99.1%	$ 137,141,820
	Other Assets and Liabilities	0.9%	1,183,515
	Net Assets	100.0%	$ 138,325,335
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$ 903	$ 903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 30,526,513	$ 29,593,919	$ 932,594	$ —
Health Care Distributors	2,700,446	2,700,446	—	—
Health Care Equipment	18,414,013	17,902,786	511,227	—
Health Care Facilities	7,025,131	7,025,131	—	—
Health Care Services	4,400,610	4,400,610	—	—
Health Care Technology	676,657	676,657	—	—
Life Sciences Tools & Services	14,225,658	13,813,833	411,825	—
Managed Health Care	15,569,721	15,569,721	—	—
Pharmaceuticals	43,023,047	34,933,896	8,089,151	—
Rights	903	—	—	903
Short-Term Investments	579,121	150,266	428,855	—
Total	$ 137,141,820	$ 126,767,265	$ 10,373,652	$ 903

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
21

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Australia - 1.3%
173,194	Rio Tinto PLC	$ 11,364,690
	Brazil - 1.1%
2,814	MercadoLibre, Inc.*	4,624,528
273,719	XP, Inc. Class A	4,814,717
		9,439,245
	Canada - 9.5%
106,075	Cameco Corp.	5,219,040
145,917	Canadian Pacific Kansas City Ltd.	11,491,610
560,490	Cenovus Energy, Inc.	11,016,831
4,999	Constellation Software, Inc.	14,404,048
137,186	RB Global, Inc.	10,463,059
121,325	Royal Bank of Canada	12,916,916
122,500	Shopify, Inc. Class A*	8,095,629
65,466	TFI International, Inc.	9,505,622
		83,112,755
	Chile - 0.5%
372,931	Lundin Mining Corp.	4,151,704
	China - 4.6%
585,226	ENN Energy Holdings Ltd.	4,820,691
305,205	KE Holdings, Inc. ADR	4,318,651
561,838	Proya Cosmetics Co. Ltd. Class A	8,563,013
467,191	Tencent Holdings Ltd.	22,163,694
		39,866,049
	Denmark - 2.4%
144,236	Novo Nordisk AS Class B	20,637,973
	France - 7.6%
87,728	Airbus SE	12,040,374
141,923	Bureau Veritas SA	3,943,909
46,871	Capgemini SE	9,310,336
4,642	Hermes International SCA	10,721,282
19,041	L'Oreal SA	8,381,192
47,612	Pernod Ricard SA	6,496,165
203,346	Renault SA	10,428,546
328,198	Vallourec SACA*	5,159,288
		66,481,092
	Germany - 12.1%
55,602	adidas AG	13,275,898
58,662	Allianz SE	16,292,256
550,871	Deutsche Telekom AG	13,846,421
385,482	Infineon Technologies AG	14,147,307
42,430	Merck KGaA	7,016,879
285,275	RWE AG	9,786,459
77,669	SAP SE	15,601,805
83,891	Siemens AG	15,614,256
		105,581,281
	Hong Kong - 1.6%
1,193,400	AIA Group Ltd.	8,074,243
199,300	Hong Kong Exchanges & Clearing Ltd.	6,378,223
		14,452,466
	India - 3.7%
851,539	Axis Bank Ltd.	12,904,910
205,260	Larsen & Toubro Ltd.	8,718,955
297,928	Reliance Industries Ltd.	11,168,315
		32,792,180
	Indonesia - 0.8%
11,433,100	Bank Central Asia Tbk. PT	6,918,059
	Italy - 2.7%
19,648	Ferrari NV	8,018,185
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Italy - 2.7% - (continued)
2,032,690	Saipem SpA*	$ 5,212,407
274,795	UniCredit SpA	10,169,069
		23,399,661
	Japan - 13.4%
327,444	Bandai Namco Holdings, Inc.	6,415,068
248,000	Dai-ichi Life Holdings, Inc.	6,641,399
31,300	Fast Retailing Co. Ltd.	7,917,053
275,530	ITOCHU Corp.	13,544,548
30,222	Keyence Corp.	13,227,502
1,666,100	Mitsubishi UFJ Financial Group, Inc.	17,980,596
203,100	Recruit Holdings Co. Ltd.	10,928,232
376,300	Renesas Electronics Corp.	7,136,397
197,900	Sony Group Corp.	16,865,262
320,500	Sumitomo Mitsui Trust Holdings, Inc.	7,365,473
508,699	T&D Holdings, Inc.	8,885,475
		116,907,005
	Netherlands - 4.5%
21,226	ASML Holding NV	21,632,814
46,639	EXOR NV	4,871,771
75,751	Wolters Kluwer NV	12,509,387
		39,013,972
	South Africa - 1.7%
469,534	Anglo American PLC	14,837,496
	South Korea - 2.6%
394,459	Samsung Electronics Co. Ltd.	23,215,402
	Spain - 1.4%
917,357	Iberdrola SA	11,902,641
	Switzerland - 3.2%
173,439	Novartis AG	18,466,333
7,283	Partners Group Holding AG	9,326,284
		27,792,617
	Taiwan - 4.2%
1,248,806	Taiwan Semiconductor Manufacturing Co. Ltd.	36,999,141
	Thailand - 1.0%
2,499,773	Kasikornbank PCL	8,548,852
	United Kingdom - 11.2%
69,869	Ashtead Group PLC	4,658,422
142,131	AstraZeneca PLC	22,120,268
913,146	BAE Systems PLC	15,209,933
1,951,236	HSBC Holdings PLC	16,843,070
133,081	London Stock Exchange Group PLC	15,780,520
120,623	Reckitt Benckiser Group PLC	6,525,606
309,882	Unilever PLC	17,008,596
		98,146,415
	United States - 6.7%
10,505	ARM Holdings PLC ADR*	1,718,828
27,806	CyberArk Software Ltd.*	7,602,717
98,938	GFL Environmental, Inc.	3,851,656
409,959	GSK PLC	7,885,237
20,768	Linde PLC	9,102,508
561,116	Shell PLC	20,220,559
25,540	Spotify Technology SA*	8,014,197
		58,395,702
	Total Common Stocks (cost $665,522,925)	$ 853,956,398

The accompanying notes are an integral part of these financial statements.
22

Hartford International Opportunities HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(1)(2)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $665,522,925)		$ 853,956,398
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 3,716,287	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $3,717,931; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $3,790,784		$ 3,716,287
	Total Short-Term Investments (cost $3,716,287)		$ 3,716,287
	Total Investments (cost $669,239,212)	98.2%	$ 857,672,685
	Other Assets and Liabilities	1.8%	16,034,367
	Net Assets	100.0%	$ 873,707,052
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$ —	$ —

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
23

Hartford International Opportunities HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 11,364,690	$ —	$ 11,364,690	$ —
Brazil	9,439,245	9,439,245	—	—
Canada	83,112,755	83,112,755	—	—
Chile	4,151,704	4,151,704	—	—
China	39,866,049	4,318,651	35,547,398	—
Denmark	20,637,973	—	20,637,973	—
France	66,481,092	—	66,481,092	—
Germany	105,581,281	—	105,581,281	—
Hong Kong	14,452,466	—	14,452,466	—
India	32,792,180	—	32,792,180	—
Indonesia	6,918,059	—	6,918,059	—
Italy	23,399,661	—	23,399,661	—
Japan	116,907,005	—	116,907,005	—
Netherlands	39,013,972	—	39,013,972	—
South Africa	14,837,496	—	14,837,496	—
South Korea	23,215,402	—	23,215,402	—
Spain	11,902,641	—	11,902,641	—
Switzerland	27,792,617	—	27,792,617	—
Taiwan	36,999,141	—	36,999,141	—
Thailand	8,548,852	8,548,852	—	—
United Kingdom	98,146,415	—	98,146,415	—
United States	58,395,702	21,187,398	37,208,304	—
Warrants	—	—	—	—
Short-Term Investments	3,716,287	—	3,716,287	—
Total	$ 857,672,685	$ 130,758,605	$ 726,914,080	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
24

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 102.3%
	Automobiles & Components - 0.9%
244,350	Gentex Corp.	$ 8,237,038
	Banks - 0.6%
34,752	M&T Bank Corp.	5,260,063
	Capital Goods - 10.8%
18,482	Acuity Brands, Inc.	4,462,294
32,036	Axon Enterprise, Inc.*	9,426,272
103,638	Fortive Corp.	7,679,576
158,873	Graco, Inc.	12,595,451
45,925	IDEX Corp.	9,240,110
105,902	Ingersoll Rand, Inc.	9,620,138
26,908	Lennox International, Inc.	14,395,242
25,231	Lincoln Electric Holdings, Inc.	4,759,576
84,190	Vertiv Holdings Co.	7,288,328
20,863	Watsco, Inc.	9,664,576
68,313	Westinghouse Air Brake Technologies Corp.	10,796,870
		99,928,433
	Commercial & Professional Services - 2.4%
122,799	Copart, Inc.*	6,650,794
184,107	Dayforce, Inc.*(1)	9,131,707
130,359	Rollins, Inc.	6,360,216
		22,142,717
	Consumer Discretionary Distribution & Retail - 4.2%
105,776	CarMax, Inc.*	7,757,612
75,021	Floor & Decor Holdings, Inc. Class A*	7,457,838
8,759	O'Reilly Automotive, Inc.*	9,250,029
338,209	Valvoline, Inc.*	14,610,629
		39,076,108
	Consumer Durables & Apparel - 3.4%
14,359	Deckers Outdoor Corp.*	13,898,794
2,334	NVR, Inc.*	17,711,699
		31,610,493
	Consumer Services - 6.6%
77,816	Choice Hotels International, Inc.(1)	9,260,104
16,711	Domino's Pizza, Inc.	8,628,391
82,541	DoorDash, Inc. Class A*	8,978,810
560,392	DraftKings, Inc. Class A*	21,390,163
80,021	Hyatt Hotels Corp. Class A	12,156,790
		60,414,258
	Energy - 3.9%
222,188	Antero Resources Corp.*	7,249,994
187,841	EQT Corp.	6,946,360
171,548	Targa Resources Corp.	22,091,952
		36,288,306
	Equity Real Estate Investment Trusts (REITs) - 1.1%
85,233	Lamar Advertising Co. Class A, REIT	10,187,900
	Financial Services - 8.5%
30,416	Credit Acceptance Corp.*	15,654,507
89,417	Hamilton Lane, Inc. Class A	11,050,153
42,443	Morningstar, Inc.	12,556,761
337,091	Rocket Cos., Inc. Class A*	4,618,147
145,274	Tradeweb Markets, Inc. Class A	15,399,044
107,423	WEX, Inc.*	19,028,910
		78,307,522
	Food, Beverage & Tobacco - 1.6%
135,290	Celsius Holdings, Inc.*	7,723,706
63,271	Post Holdings, Inc.*	6,590,307
		14,314,013
Shares or Principal Amount		Market Value†
COMMON STOCKS - 102.3% - (continued)
	Health Care Equipment & Services - 7.6%
139,527	Acadia Healthcare Co., Inc.*	$ 9,423,654
789,657	agilon health, Inc.*	5,164,357
164,717	Dexcom, Inc.*	18,675,614
80,811	Inspire Medical Systems, Inc.*	10,814,936
29,281	Molina Healthcare, Inc.*	8,705,241
93,642	Veeva Systems, Inc. Class A*	17,137,422
		69,921,224
	Household & Personal Products - 1.6%
69,563	elf Beauty, Inc.*	14,658,315
	Insurance - 2.4%
9,671	Markel Group, Inc.*	15,238,208
45,396	W R Berkley Corp.	3,567,218
2,045	White Mountains Insurance Group Ltd.	3,716,685
		22,522,111
	Materials - 1.0%
55,657	Ball Corp.	3,340,533
138,335	Element Solutions, Inc.	3,751,645
40,104	FMC Corp.	2,307,985
		9,400,163
	Media & Entertainment - 2.5%
386,484	Pinterest, Inc. Class A*	17,032,350
62,266	Trade Desk, Inc. Class A*	6,081,520
		23,113,870
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
289,906	Apellis Pharmaceuticals, Inc.*	11,120,794
101,031	Bio-Techne Corp.	7,238,871
297,508	Exact Sciences Corp.*	12,569,713
32,328	ICON PLC*	10,133,858
7,663	Mettler-Toledo International, Inc.*	10,709,732
51,604	Neurocrine Biosciences, Inc.*	7,104,323
284,743	PTC Therapeutics, Inc.*	8,707,441
29,325	Repligen Corp.*	3,696,710
24,038	Sarepta Therapeutics, Inc.*	3,798,004
229,957	Ultragenyx Pharmaceutical, Inc.*	9,451,233
26,367	United Therapeutics Corp.*	8,399,208
35,579	Waters Corp.*	10,322,179
		103,252,066
	Semiconductors & Semiconductor Equipment - 8.4%
38,147	Enphase Energy, Inc.*	3,803,638
85,973	Entegris, Inc.	11,640,744
113,882	Lattice Semiconductor Corp.*	6,604,017
120,197	MKS Instruments, Inc.	15,695,324
25,929	Monolithic Power Systems, Inc.	21,305,341
48,668	Onto Innovation, Inc.*	10,685,546
138,970	Rambus, Inc.*	8,165,877
		77,900,487
	Software & Services - 16.6%
4,880	Atlassian Corp. Class A*	863,174
80,942	CyberArk Software Ltd.*	22,131,162
203,034	Datadog, Inc. Class A*	26,331,480
199,973	Dynatrace, Inc.*	8,946,792
11,529	Fair Isaac Corp.*	17,162,761
24,797	HubSpot, Inc.*	14,625,023
533,955	Informatica, Inc. Class A*	16,488,530
63,071	MongoDB, Inc.*	15,765,227
104,866	PTC, Inc.*	19,051,006
11,455	Tyler Technologies, Inc.*	5,759,345
234,630	Unity Software, Inc.*	3,815,084
10,493	VeriSign, Inc.*	1,865,655
		152,805,239

The accompanying notes are an integral part of these financial statements.
25

Hartford MidCap HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 102.3% - (continued)
	Technology Hardware & Equipment - 1.0%
20,885	CDW Corp.		$ 4,674,899
154,129	Flex Ltd.*		4,545,264
			9,220,163
	Transportation - 3.2%
120,152	Expeditors International of Washington, Inc.		14,993,768
15,530	Saia, Inc.*		7,365,724
117,842	U-Haul Holding Co.		7,072,877
			29,432,369
	Utilities - 2.8%
52,646	Atmos Energy Corp.		6,141,156
184,279	NiSource, Inc.		5,309,078
167,794	Vistra Corp.		14,426,928
			25,877,162
	Total Common Stocks (cost $718,383,958)		$ 943,870,020
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.0%
$ 230,752	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $230,854; collateralized by U.S. Treasury Note at 4.38%, maturing 08/15/2026, with a market value of $235,448		$ 230,752
	Securities Lending Collateral - 1.0%
1,408,155	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		1,408,155
4,693,848	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)		4,693,848
1,408,154	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,408,154
1,408,155	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		1,408,155
			8,918,312
	Total Short-Term Investments (cost $9,149,064)		$ 9,149,064
	Total Investments (cost $727,533,022)	103.3%	$ 953,019,084
	Other Assets and Liabilities	(3.3)%	(30,819,404)
	Net Assets	100.0%	$ 922,199,680
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
26

Hartford MidCap HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 8,237,038	$ 8,237,038	$ —	$ —
Banks	5,260,063	5,260,063	—	—
Capital Goods	99,928,433	99,928,433	—	—
Commercial & Professional Services	22,142,717	22,142,717	—	—
Consumer Discretionary Distribution & Retail	39,076,108	39,076,108	—	—
Consumer Durables & Apparel	31,610,493	31,610,493	—	—
Consumer Services	60,414,258	60,414,258	—	—
Energy	36,288,306	36,288,306	—	—
Equity Real Estate Investment Trusts (REITs)	10,187,900	10,187,900	—	—
Financial Services	78,307,522	78,307,522	—	—
Food, Beverage & Tobacco	14,314,013	14,314,013	—	—
Health Care Equipment & Services	69,921,224	69,921,224	—	—
Household & Personal Products	14,658,315	14,658,315	—	—
Insurance	22,522,111	22,522,111	—	—
Materials	9,400,163	9,400,163	—	—
Media & Entertainment	23,113,870	23,113,870	—	—
Pharmaceuticals, Biotechnology & Life Sciences	103,252,066	103,252,066	—	—
Semiconductors & Semiconductor Equipment	77,900,487	77,900,487	—	—
Software & Services	152,805,239	152,805,239	—	—
Technology Hardware & Equipment	9,220,163	9,220,163	—	—
Transportation	29,432,369	29,432,369	—	—
Utilities	25,877,162	25,877,162	—	—
Short-Term Investments	9,149,064	8,918,312	230,752	—
Total	$ 953,019,084	$ 952,788,332	$ 230,752	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

Hartford Small Cap Growth HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 2.4%
348,498	Goodyear Tire & Rubber Co.*	$ 3,955,452
46,532	Modine Manufacturing Co.*	4,662,041
21,038	Patrick Industries, Inc.	2,283,675
68,869	Visteon Corp.*	7,348,322
		18,249,490
	Banks - 1.2%
109,776	Synovus Financial Corp.	4,411,897
59,468	Triumph Financial, Inc.*	4,861,509
		9,273,406
	Capital Goods - 14.3%
53,888	Applied Industrial Technologies, Inc.	10,454,272
166,381	AZEK Co., Inc.*	7,009,632
85,688	Bloom Energy Corp. Class A*(1)	1,048,821
31,857	Boise Cascade Co.	3,797,992
60,394	Chart Industries, Inc.*	8,717,270
18,223	Comfort Systems USA, Inc.	5,541,979
220,807	Fluor Corp.*	9,616,145
164,696	FTAI Aviation Ltd.	17,001,568
749,401	Hillman Solutions Corp.*	6,632,199
70,041	John Bean Technologies Corp.	6,651,794
137,521	NEXTracker, Inc. Class A*	6,446,984
139,200	Rush Enterprises, Inc. Class A	5,828,304
71,280	SPX Technologies, Inc.*	10,131,739
137,858	WillScot Mobile Mini Holdings Corp.*	5,188,975
137,596	Zurn Elkay Water Solutions Corp.	4,045,322
		108,112,996
	Commercial & Professional Services - 5.0%
15,427	CACI International, Inc. Class A*	6,635,615
56,867	Casella Waste Systems, Inc. Class A*	5,642,344
25,436	Clean Harbors, Inc.*	5,752,351
32,878	Dayforce, Inc.*	1,630,749
15,630	Insperity, Inc.	1,425,612
89,884	KBR, Inc.	5,765,160
411,473	Verra Mobility Corp.*	11,192,066
		38,043,897
	Consumer Discretionary Distribution & Retail - 3.3%
41,729	Abercrombie & Fitch Co. Class A*	7,421,085
59,409	Boot Barn Holdings, Inc.*	7,659,602
144,824	Chewy, Inc. Class A*	3,945,006
64,325	Etsy, Inc.*	3,793,889
43,779	Wayfair, Inc. Class A*	2,308,467
		25,128,049
	Consumer Durables & Apparel - 4.1%
13,700	Cavco Industries, Inc.*	4,742,529
62,283	Century Communities, Inc.	5,086,030
48,733	PVH Corp.	5,159,363
70,348	SharkNinja, Inc.	5,286,652
84,186	Smith Douglas Homes Corp.*	1,968,269
274,065	VF Corp.	3,699,877
122,127	YETI Holdings, Inc.*	4,659,145
		30,601,865
	Consumer Services - 2.2%
20,504	Duolingo, Inc.*	4,278,570
355,028	European Wax Center, Inc. Class A*	3,525,428
5,723	Wingstop, Inc.	2,418,883
88,458	Wyndham Hotels & Resorts, Inc.	6,545,892
		16,768,773
	Energy - 3.8%
84,838	Cactus, Inc. Class A	4,474,356
19,488	Chord Energy Corp.	3,267,748
29,486	Gulfport Energy Corp.*	4,452,386
104,504	Helmerich & Payne, Inc.	3,776,775
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Energy - 3.8% - (continued)
83,588	SM Energy Co.	$ 3,613,509
74,745	Weatherford International PLC*	9,152,525
		28,737,299
	Equity Real Estate Investment Trusts (REITs) - 1.4%
181,346	Phillips Edison & Co., Inc. REIT	5,931,828
45,468	Ryman Hospitality Properties, Inc. REIT	4,540,434
		10,472,262
	Financial Services - 3.2%
229,969	Remitly Global, Inc.*	2,787,224
178,217	StepStone Group, Inc. Class A	8,178,378
95,489	Stifel Financial Corp.	8,035,400
30,029	WEX, Inc.*	5,319,337
		24,320,339
	Food, Beverage & Tobacco - 1.1%
63,610	Freshpet, Inc.*	8,230,498
	Health Care Equipment & Services - 9.6%
75,874	Acadia Healthcare Co., Inc.*	5,124,530
118,567	AtriCure, Inc.*	2,699,770
96,534	Encompass Health Corp.	8,281,652
94,098	Ensign Group, Inc.	11,638,982
111,093	Haemonetics Corp.*	9,190,724
97,654	HealthEquity, Inc.*	8,417,775
19,348	Inspire Medical Systems, Inc.*	2,589,343
50,854	iRhythm Technologies, Inc.*	5,473,924
198,861	Option Care Health, Inc.*	5,508,450
142,865	RadNet, Inc.*	8,417,606
33,844	TransMedics Group, Inc.*	5,097,583
		72,440,339
	Household & Personal Products - 2.1%
106,614	BellRing Brands, Inc.*	6,091,924
30,435	elf Beauty, Inc.*	6,413,263
30,006	Inter Parfums, Inc.	3,481,596
		15,986,783
	Insurance - 0.3%
24,407	Selective Insurance Group, Inc.	2,290,109
	Materials - 4.5%
83,945	ATI, Inc.*	4,654,750
182,464	Axalta Coating Systems Ltd.*	6,234,795
106,090	Cabot Corp.	9,748,610
55,840	Commercial Metals Co.	3,070,642
80,811	FMC Corp.	4,650,673
69,132	Louisiana-Pacific Corp.	5,691,637
		34,051,107
	Media & Entertainment - 0.7%
445,881	Eventbrite, Inc. Class A*	2,158,064
205,612	ZoomInfo Technologies, Inc.*	2,625,665
		4,783,729
	Pharmaceuticals, Biotechnology & Life Sciences - 14.2%
105,934	Akero Therapeutics, Inc.*	2,485,212
232,355	Alkermes PLC*	5,599,755
323,476	Amicus Therapeutics, Inc.*	3,208,882
60,653	Apellis Pharmaceuticals, Inc.*	2,326,649
53,179	Apogee Therapeutics, Inc.*(1)	2,092,594
95,406	Avidity Biosciences, Inc.*	3,897,335
56,552	Axsome Therapeutics, Inc.*	4,552,436
60,582	Blueprint Medicines Corp.*	6,529,528
65,699	Bridgebio Pharma, Inc.*	1,664,156
138,957	Celldex Therapeutics, Inc.*	5,142,799
150,148	Crinetics Pharmaceuticals, Inc.*	6,725,129
499,557	Cytek Biosciences, Inc.*	2,787,528
78,625	Cytokinetics, Inc.*	4,259,902
112,132	Denali Therapeutics, Inc.*	2,603,705

The accompanying notes are an integral part of these financial statements.
28

Hartford Small Cap Growth HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.2% - (continued)
40,718	Disc Medicine, Inc.*	$ 1,835,160
62,876	Exact Sciences Corp.*	2,656,511
1,065,309	Geron Corp.*	4,516,910
60,056	Insmed, Inc.*	4,023,752
37,397	Intellia Therapeutics, Inc.*	836,945
52,857	Intra-Cellular Therapies, Inc.*	3,620,176
76,046	Ionis Pharmaceuticals, Inc.*	3,624,352
67,976	Kymera Therapeutics, Inc.*	2,029,084
63,911	Kyverna Therapeutics, Inc.*(1)	479,333
22,331	MoonLake Immunotherapeutics*(1)	981,894
68,745	Morphic Holding, Inc.*	2,342,142
94,311	Nurix Therapeutics, Inc.*	1,968,271
16,014	Nuvalent, Inc. Class A*	1,214,822
52,836	Prothena Corp. PLC*	1,090,535
141,163	REVOLUTION Medicines, Inc.*	5,478,536
134,257	Rocket Pharmaceuticals, Inc.*	2,890,553
55,237	Structure Therapeutics, Inc. ADR*	2,169,157
37,752	Ultragenyx Pharmaceutical, Inc.*	1,551,607
109,065	Vaxcyte, Inc.*	8,235,498
96,551	Veracyte, Inc.*	2,092,260
		107,513,108
	Semiconductors & Semiconductor Equipment - 5.6%
15,143	Axcelis Technologies, Inc.*	2,153,183
44,128	Cirrus Logic, Inc.*	5,633,381
138,642	Credo Technology Group Holding Ltd.*	4,428,226
81,408	FormFactor, Inc.*	4,927,626
51,961	MKS Instruments, Inc.	6,785,068
30,656	Onto Innovation, Inc.*	6,730,831
69,402	Power Integrations, Inc.	4,871,326
76,212	Rambus, Inc.*	4,478,217
103,860	SMART Global Holdings, Inc.*	2,375,278
		42,383,136
	Software & Services - 12.4%
54,950	Agilysys, Inc.*	5,722,493
70,020	Alarm.com Holdings, Inc.*	4,449,071
73,769	Altair Engineering, Inc. Class A*	7,235,264
26,350	Appfolio, Inc. Class A*	6,444,419
63,302	Blackbaud, Inc.*	4,821,713
397,751	CCC Intelligent Solutions Holdings, Inc.*	4,419,014
147,533	Clearwater Analytics Holdings, Inc. Class A*	2,732,311
83,948	DoubleVerify Holdings, Inc.*	1,634,468
236,080	Grid Dynamics Holdings, Inc.*	2,481,201
42,052	Guidewire Software, Inc.*	5,798,550
144,698	Intapp, Inc.*	5,306,076
251,363	Jamf Holding Corp.*	4,147,489
4,417	MicroStrategy, Inc. Class A*	6,084,329
139,000	PowerSchool Holdings, Inc. Class A*	3,112,210
94,328	Sprout Social, Inc. Class A*	3,365,623
37,040	SPS Commerce, Inc.*	6,969,446
198,336	Squarespace, Inc. Class A*	8,653,400
105,431	Varonis Systems, Inc.*	5,057,525
157,750	Verint Systems, Inc.*	5,079,550
		93,514,152
	Technology Hardware & Equipment - 6.4%
53,312	Fabrinet*	13,050,245
33,619	Insight Enterprises, Inc.*	6,668,665
10,494	Littelfuse, Inc.	2,682,161
30,071	Novanta, Inc.*	4,904,881
25,892	Super Micro Computer, Inc.*	21,214,610
		48,520,562
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Transportation - 0.5%
76,729	Knight-Swift Transportation Holdings, Inc.		$ 3,830,312
	Total Common Stocks (cost $566,013,205)		$ 743,252,211
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.4%
$ 2,838,525	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $2,839,781; collateralized by U.S. Treasury Note at 1.50%, maturing 08/15/2026, with a market value of $2,895,310		$ 2,838,525
	Securities Lending Collateral - 0.4%
545,512	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		545,512
1,818,372	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)		1,818,372
545,512	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		545,512
545,512	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		545,512
			3,454,908
	Total Short-Term Investments (cost $6,293,433)		$ 6,293,433
	Total Investments (cost $572,306,638)	99.1%	$ 749,545,644
	Other Assets and Liabilities	0.9%	6,793,668
	Net Assets	100.0%	$ 756,339,312
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
29

Hartford Small Cap Growth HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 18,249,490	$ 18,249,490	$ —	$ —
Banks	9,273,406	9,273,406	—	—
Capital Goods	108,112,996	108,112,996	—	—
Commercial & Professional Services	38,043,897	38,043,897	—	—
Consumer Discretionary Distribution & Retail	25,128,049	25,128,049	—	—
Consumer Durables & Apparel	30,601,865	30,601,865	—	—
Consumer Services	16,768,773	16,768,773	—	—
Energy	28,737,299	28,737,299	—	—
Equity Real Estate Investment Trusts (REITs)	10,472,262	10,472,262	—	—
Financial Services	24,320,339	24,320,339	—	—
Food, Beverage & Tobacco	8,230,498	8,230,498	—	—
Health Care Equipment & Services	72,440,339	72,440,339	—	—
Household & Personal Products	15,986,783	15,986,783	—	—
Insurance	2,290,109	2,290,109	—	—
Materials	34,051,107	34,051,107	—	—
Media & Entertainment	4,783,729	4,783,729	—	—
Pharmaceuticals, Biotechnology & Life Sciences	107,513,108	107,513,108	—	—
Semiconductors & Semiconductor Equipment	42,383,136	42,383,136	—	—
Software & Services	93,514,152	93,514,152	—	—
Technology Hardware & Equipment	48,520,562	48,520,562	—	—
Transportation	3,830,312	3,830,312	—	—
Short-Term Investments	6,293,433	3,454,908	2,838,525	—
Total	$ 749,545,644	$ 746,707,119	$ 2,838,525	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
30

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 0.7%
28,539	Visteon Corp.*	$ 3,045,111
	Banks - 1.0%
146,595	Cadence Bank	4,145,707
	Capital Goods - 17.0%
16,342	Acuity Brands, Inc.	3,945,612
91,319	Ameresco, Inc. Class A*	2,630,900
59,334	Applied Industrial Technologies, Inc.	11,510,796
214,810	AZEK Co., Inc.*	9,049,945
26,688	Comfort Systems USA, Inc.	8,116,355
30,415	Curtiss-Wright Corp.	8,241,857
228,347	Fluor Corp.*	9,944,512
25,609	Middleby Corp.*	3,139,920
70,465	NEXTracker, Inc. Class A*	3,303,399
96,542	Rush Enterprises, Inc. Class A	4,042,214
258,251	Shoals Technologies Group, Inc. Class A*	1,611,486
212,616	Zurn Elkay Water Solutions Corp.	6,250,910
		71,787,906
	Commercial & Professional Services - 7.5%
137,384	Aris Water Solutions, Inc. Class A	2,152,807
51,780	Casella Waste Systems, Inc. Class A*	5,137,612
233,383	ExlService Holdings, Inc.*	7,318,891
51,306	TriNet Group, Inc.	5,130,600
434,569	Verra Mobility Corp.*	11,820,277
		31,560,187
	Consumer Discretionary Distribution & Retail - 3.7%
30,183	Abercrombie & Fitch Co. Class A*	5,367,744
36,174	Boot Barn Holdings, Inc.*	4,663,914
95,871	Global-e Online Ltd.*	3,477,241
43,094	Tory Burch LLC*(1)(2)	1,965,088
		15,473,987
	Consumer Durables & Apparel - 3.1%
27,859	Crocs, Inc.*	4,065,742
85,934	Skyline Champion Corp.*	5,822,028
81,830	YETI Holdings, Inc.*	3,121,815
		13,009,585
	Consumer Services - 4.4%
9,237	Duolingo, Inc.*	1,927,485
229,631	European Wax Center, Inc. Class A*	2,280,236
512,650	Genius Sports Ltd.*	2,793,942
104,794	H&R Block, Inc.	5,682,979
13,714	Wingstop, Inc.	5,796,359
		18,481,001
	Energy - 5.5%
119,627	Cactus, Inc. Class A	6,309,128
29,268	Chord Energy Corp.	4,907,658
86,349	Seadrill Ltd.*	4,446,974
201,747	Viper Energy, Inc.	7,571,565
		23,235,325
	Equity Real Estate Investment Trusts (REITs) - 2.7%
147,511	Phillips Edison & Co., Inc. REIT	4,825,085
64,544	Ryman Hospitality Properties, Inc. REIT	6,445,364
		11,270,449
	Financial Services - 2.4%
164,676	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,874,410
50,384	PJT Partners, Inc. Class A	5,436,937
		10,311,347
	Health Care Equipment & Services - 10.1%
50,676	Acadia Healthcare Co., Inc.*	3,422,657
33,606	Glaukos Corp.*	3,977,270
70,340	Haemonetics Corp.*	5,819,228
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Health Care Equipment & Services - 10.1% - (continued)
54,061	HealthEquity, Inc.*	$ 4,660,058
168,802	Hims & Hers Health, Inc.*	3,408,112
68,983	Inari Medical, Inc.*	3,321,532
23,652	Inspire Medical Systems, Inc.*	3,165,347
180,457	PROCEPT BioRobotics Corp.*	11,024,118
27,377	TransMedics Group, Inc.*	4,123,524
		42,921,846
	Household & Personal Products - 3.3%
66,090	elf Beauty, Inc.*	13,926,485
	Insurance - 1.1%
366,610	SiriusPoint Ltd.*	4,472,642
	Materials - 2.7%
537,518	Arcadium Lithium PLC*	1,806,061
107,025	Cabot Corp.	9,834,527
		11,640,588
	Media & Entertainment - 3.3%
128,690	Cargurus, Inc.*	3,371,678
122,350	Criteo SA ADR*	4,615,042
581,386	Eventbrite, Inc. Class A*	2,813,908
59,771	Ziff Davis, Inc.*	3,290,394
		14,091,022
	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
69,819	Akero Therapeutics, Inc.*	1,637,954
31,568	Apellis Pharmaceuticals, Inc.*	1,210,948
41,783	Apogee Therapeutics, Inc.*	1,644,161
40,788	Arcturus Therapeutics Holdings, Inc.*	993,188
53,978	Avidity Biosciences, Inc.*	2,205,001
34,621	Blueprint Medicines Corp.*	3,731,451
77,396	Celldex Therapeutics, Inc.*	2,864,426
44,874	Crinetics Pharmaceuticals, Inc.*	2,009,906
48,427	Cytokinetics, Inc.*	2,623,775
44,966	Disc Medicine, Inc.*	2,026,618
390,769	Geron Corp.*	1,656,861
157,941	Immatics NV*	1,835,274
28,350	Immunocore Holdings PLC ADR*	960,781
23,960	Insmed, Inc.*	1,605,320
39,140	Intellia Therapeutics, Inc.*	875,953
48,933	Intra-Cellular Therapies, Inc.*	3,351,421
38,502	Kymera Therapeutics, Inc.*	1,149,285
57,623	Longboard Pharmaceuticals, Inc.*	1,557,550
34,497	Merus NV*	2,041,187
35,573	Morphic Holding, Inc.*	1,211,972
67,311	Nurix Therapeutics, Inc.*	1,404,781
26,011	Prothena Corp. PLC*	536,867
48,452	PTC Therapeutics, Inc.*	1,481,662
112,453	REVOLUTION Medicines, Inc.*	4,364,301
133,308	Rocket Pharmaceuticals, Inc.*	2,870,121
329,652	Savara, Inc.*	1,328,498
39,819	Structure Therapeutics, Inc. ADR*	1,563,692
105,720	Syndax Pharmaceuticals, Inc.*	2,170,432
55,256	Vaxcyte, Inc.*	4,172,381
77,737	Verona Pharma PLC ADR*	1,124,077
		58,209,844
	Semiconductors & Semiconductor Equipment - 3.0%
30,527	MKS Instruments, Inc.	3,986,216
23,829	SiTime Corp.*	2,963,851
38,748	Synaptics, Inc.*	3,417,573
11,717	Universal Display Corp.	2,463,499
		12,831,139
	Software & Services - 10.0%
219,148	Clearwater Analytics Holdings, Inc. Class A*	4,058,621
26,538	CyberArk Software Ltd.*	7,256,020
184,619	DoubleVerify Holdings, Inc.*	3,594,532

The accompanying notes are an integral part of these financial statements.
31

Hartford Small Company HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 10.0% - (continued)
66,339	Five9, Inc.*		$ 2,925,550
60,412	Intapp, Inc.*		2,215,308
239,778	Jamf Holding Corp.*		3,956,337
18,486	Manhattan Associates, Inc.*		4,560,127
284,054	PowerSchool Holdings, Inc. Class A*		6,359,969
81,497	Sprout Social, Inc. Class A*		2,907,813
107,199	Squarespace, Inc. Class A*		4,677,092
			42,511,369
	Technology Hardware & Equipment - 2.9%
47,817	Calix, Inc.*		1,694,156
34,373	ePlus, Inc.*		2,532,603
11,655	Fabrinet*		2,853,027
32,933	Novanta, Inc.*		5,371,702
			12,451,488
	Total Common Stocks (cost $342,038,701)		$ 415,377,028
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
5,938	iShares Russell 2000 Growth ETF (3)		$ 1,558,903
	Total Exchange-Traded Funds (cost $1,516,206)		$ 1,558,903
	Total Long-Term Investments (cost $343,554,907)		$ 416,935,931
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.2%
$ 700,109	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $700,419; collateralized by U.S. Treasury Note at 4.38%, maturing 08/15/2026, with a market value of $714,282		$ 700,109
	Securities Lending Collateral - 0.3%
236,569	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(4)		236,569
788,562	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(4)		788,562
236,568	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(4)		236,568
236,568	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(4)		236,568
			1,498,267
	Total Short-Term Investments (cost $2,198,376)		$ 2,198,376
	Total Investments (cost $345,753,283)	99.1%	$ 419,134,307
	Other Assets and Liabilities	0.9%	3,604,793
	Net Assets	100.0%	$ 422,739,100
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,965,088 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$ 3,377,559	$ 1,965,088

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
32

Hartford Small Company HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,045,111	$ 3,045,111	$ —	$ —
Banks	4,145,707	4,145,707	—	—
Capital Goods	71,787,906	71,787,906	—	—
Commercial & Professional Services	31,560,187	31,560,187	—	—
Consumer Discretionary Distribution & Retail	15,473,987	13,508,899	—	1,965,088
Consumer Durables & Apparel	13,009,585	13,009,585	—	—
Consumer Services	18,481,001	18,481,001	—	—
Energy	23,235,325	23,235,325	—	—
Equity Real Estate Investment Trusts (REITs)	11,270,449	11,270,449	—	—
Financial Services	10,311,347	10,311,347	—	—
Health Care Equipment & Services	42,921,846	42,921,846	—	—
Household & Personal Products	13,926,485	13,926,485	—	—
Insurance	4,472,642	4,472,642	—	—
Materials	11,640,588	11,640,588	—	—
Media & Entertainment	14,091,022	14,091,022	—	—
Pharmaceuticals, Biotechnology & Life Sciences	58,209,844	58,209,844	—	—
Semiconductors & Semiconductor Equipment	12,831,139	12,831,139	—	—
Software & Services	42,511,369	42,511,369	—	—
Technology Hardware & Equipment	12,451,488	12,451,488	—	—
Exchange-Traded Funds	1,558,903	1,558,903	—	—
Short-Term Investments	2,198,376	1,498,267	700,109	—
Total	$ 419,134,307	$ 416,469,110	$ 700,109	$ 1,965,088

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
33

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 1.0%
88,319	PNC Financial Services Group, Inc.	$ 13,731,838
	Capital Goods - 10.8%
34,150	Deere & Co.	12,759,464
87,981	General Dynamics Corp.	25,526,807
198,574	Honeywell International, Inc.	42,403,492
40,256	Lockheed Martin Corp.	18,803,578
78,603	Northrop Grumman Corp.	34,266,978
85,458	RTX Corp.	8,579,129
		142,339,448
	Commercial & Professional Services - 2.1%
112,827	Automatic Data Processing, Inc.	26,930,677
	Consumer Discretionary Distribution & Retail - 4.7%
69,604	Home Depot, Inc.	23,960,481
337,919	TJX Cos., Inc.	37,204,882
		61,165,363
	Consumer Durables & Apparel - 2.1%
374,146	NIKE, Inc. Class B	28,199,384
	Consumer Services - 3.1%
161,847	McDonald's Corp.	41,245,089
	Consumer Staples Distribution & Retail - 1.2%
18,046	Costco Wholesale Corp.	15,338,920
	Equity Real Estate Investment Trusts (REITs) - 3.1%
119,636	American Tower Corp. REIT	23,254,845
61,575	Public Storage REIT	17,712,049
		40,966,894
	Financial Services - 8.5%
112,941	American Express Co.	26,151,489
82,378	Mastercard, Inc. Class A	36,341,878
19,922	S&P Global, Inc.	8,885,212
152,038	Visa, Inc. Class A	39,905,414
		111,283,993
	Food, Beverage & Tobacco - 7.4%
500,359	Coca-Cola Co.	31,847,851
996,339	Diageo PLC	31,279,042
203,312	PepsiCo, Inc.	33,532,248
		96,659,141
	Health Care Equipment & Services - 11.1%
299,949	Abbott Laboratories	31,167,701
279,957	Medtronic PLC	22,035,415
138,853	Stryker Corp.	47,244,733
87,834	UnitedHealth Group, Inc.	44,730,343
		145,178,192
	Household & Personal Products - 4.9%
289,478	Colgate-Palmolive Co.	28,090,945
223,774	Procter & Gamble Co.	36,904,808
		64,995,753
	Insurance - 4.7%
118,008	Chubb Ltd.	30,101,481
151,491	Marsh & McLennan Cos., Inc.	31,922,183
		62,023,664
	Materials - 5.1%
114,964	Ecolab, Inc.	27,361,432
91,601	Linde PLC	40,195,435
		67,556,867
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
176,391	Danaher Corp.		$ 44,071,291
191,133	Johnson & Johnson		27,935,999
158,152	Merck & Co., Inc.		19,579,218
243,882	Pfizer, Inc.		6,823,819
			98,410,327
	Semiconductors & Semiconductor Equipment - 2.9%
198,119	Texas Instruments, Inc.		38,540,089
	Software & Services - 8.7%
119,582	Accenture PLC Class A		36,282,375
30,781	Intuit, Inc.		20,229,581
130,562	Microsoft Corp.		58,354,686
			114,866,642
	Technology Hardware & Equipment - 3.5%
215,796	Apple, Inc.		45,450,953
	Transportation - 6.0%
255,818	Canadian National Railway Co.		30,229,552
126,286	Union Pacific Corp.		28,573,470
146,258	United Parcel Service, Inc. Class B		20,015,407
			78,818,429
	Total Common Stocks (cost $699,818,514)		$ 1,293,701,663
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 4,528,849	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $4,530,853; collateralized by U.S. Treasury Note at 1.50%, maturing 08/15/2026, with a market value of $4,619,451		$ 4,528,849
	Total Short-Term Investments (cost $4,528,849)		$ 4,528,849
	Total Investments (cost $704,347,363)	98.8%	$ 1,298,230,512
	Other Assets and Liabilities	1.2%	16,055,951
	Net Assets	100.0%	$ 1,314,286,463
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
34

Hartford Stock HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 13,731,838	$ 13,731,838	$ —	$ —
Capital Goods	142,339,448	142,339,448	—	—
Commercial & Professional Services	26,930,677	26,930,677	—	—
Consumer Discretionary Distribution & Retail	61,165,363	61,165,363	—	—
Consumer Durables & Apparel	28,199,384	28,199,384	—	—
Consumer Services	41,245,089	41,245,089	—	—
Consumer Staples Distribution & Retail	15,338,920	15,338,920	—	—
Equity Real Estate Investment Trusts (REITs)	40,966,894	40,966,894	—	—
Financial Services	111,283,993	111,283,993	—	—
Food, Beverage & Tobacco	96,659,141	65,380,099	31,279,042	—
Health Care Equipment & Services	145,178,192	145,178,192	—	—
Household & Personal Products	64,995,753	64,995,753	—	—
Insurance	62,023,664	62,023,664	—	—
Materials	67,556,867	67,556,867	—	—
Pharmaceuticals, Biotechnology & Life Sciences	98,410,327	98,410,327	—	—
Semiconductors & Semiconductor Equipment	38,540,089	38,540,089	—	—
Software & Services	114,866,642	114,866,642	—	—
Technology Hardware & Equipment	45,450,953	45,450,953	—	—
Transportation	78,818,429	78,818,429	—	—
Short-Term Investments	4,528,849	—	4,528,849	—
Total	$ 1,298,230,512	$ 1,262,422,621	$ 35,807,891	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
35

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1%
	Asset-Backed - Automobile - 1.9%
$ 1,315,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 1,317,370
2,004,690	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	2,000,251
	Avis Budget Rental Car Funding AESOP LLC
1,220,000	5.36%, 06/20/2030(1)	1,214,926
645,000	5.58%, 12/20/2030(1)	639,719
1,510,000	5.90%, 08/21/2028(1)	1,527,549
2,664,282	Carvana Auto Receivables Trust 4.13%, 04/12/2027	2,639,504
1,934,123	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,933,332
1,726,038	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,726,625
1,470,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,473,633
1,135,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	1,129,074
	Enterprise Fleet Financing LLC
630,000	5.16%, 09/20/2030(1)	629,544
1,580,000	5.42%, 10/22/2029(1)	1,579,117
	Exeter Automobile Receivables Trust
337,314	2.58%, 09/15/2025(1)	336,822
237,541	2.73%, 12/15/2025(1)	236,087
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	2,003,787
570,000	5.05%, 01/18/2028(1)	563,744
365,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	363,792
3,980,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	3,997,935
691,531	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	688,055
	Santander Drive Auto Receivables Trust
1,210,000	4.98%, 02/15/2028	1,202,166
2,000,000	5.61%, 07/17/2028	2,001,595
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	996,733
191,414	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	191,475
	Westlake Automobile Receivables Trust
662,851	1.65%, 02/17/2026(1)	659,195
655,000	5.41%, 01/18/2028(1)	652,685
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,083,422
		32,788,137
	Asset-Backed - Home Equity - 0.3%
732,746	Fieldstone Mortgage Investment Trust 6.00%, 05/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	523,172
	GSAA Home Equity Trust
4,187,297	5.62%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	1,149,335
1,859,171	5.82%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	412,676
482,058	5.98%, 06/25/2036(3)	118,452
2,294,449	GSAMP Trust 5.55%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	1,348,745
53,141	Morgan Stanley ABS Capital I, Inc. Trust 5.76%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	43,852
1,165,842	Morgan Stanley Mortgage Loan Trust 5.80%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	319,565
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Asset-Backed - Home Equity - 0.3% - (continued)
$ 336,545	Securitized Asset-Backed Receivables LLC Trust 5.64%, 07/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	$ 116,146
	Soundview Home Loan Trust
1,497,224	5.64%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	1,320,627
311,278	5.96%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	293,613
		5,646,183
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,676,519	1.11%, 02/18/2070(1)	1,433,692
2,120,187	5.51%, 10/15/2071(1)	2,126,967
		3,560,659
	Commercial Mortgage-Backed Securities - 4.1%
1,688,000	280 Park Avenue Mortgage Trust 7.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,535,775
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,222,013
	BBCMS Mortgage Trust
23,517,995	1.61%, 02/15/2050(3)(4)	695,669
7,951,450	1.86%, 02/15/2057(3)(4)	846,060
925,000	3.66%, 04/15/2055(3)	825,448
	Benchmark Mortgage Trust
17,878,934	0.60%, 07/15/2051(3)(4)	247,377
8,137,915	0.66%, 01/15/2051(3)(4)	118,049
8,555,793	1.16%, 08/15/2052(3)(4)	269,491
21,531,557	1.39%, 03/15/2062(3)(4)	1,030,257
10,338,479	1.62%, 01/15/2054(3)(4)	766,434
2,656,989	1.91%, 07/15/2053(3)(4)	156,272
2,335,000	BPR Trust 8.56%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,337,057
	BX Trust
3,958,030	7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	3,951,846
328,000	8.37%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	327,590
2,920,000	CAMB Commercial Mortgage Trust 8.18%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,903,784
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	2,974,780
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	349,787
905,504	1.69%, 07/15/2060(1)	858,067
1,021,591	1.99%, 07/15/2060(1)	887,331
579,438	5.97%, 08/15/2062(1)	570,648
	Citigroup Commercial Mortgage Trust
6,398,775	0.82%, 07/10/2047(3)(4)	340
19,634,718	1.15%, 04/10/2048(3)(4)	87,164
2,357,000	4.15%, 11/15/2049(3)	1,948,162
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	762,467
55,051	2.85%, 10/15/2045	50,483
860,000	4.08%, 01/10/2039(1)(3)	754,077
7,507	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	7,433
	CSAIL Commercial Mortgage Trust
51,114,112	0.84%, 06/15/2057(3)(4)	115,135
2,147,845	1.04%, 11/15/2048(3)(4)	19,439
6,823,670	2.02%, 01/15/2049(3)(4)	154,571
4,198,995	DBJPM Mortgage Trust 1.82%, 09/15/2053(3)(4)	212,646
	DC Trust
760,000	5.93%, 04/13/2028(1)(3)	749,736

The accompanying notes are an integral part of these financial statements.
36

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 380,000	7.29%, 04/13/2028(1)(3)	$ 382,080
2,360,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(3)	2,309,022
4,323,778	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,492,784
	GS Mortgage Securities Trust
663,116	0.09%, 08/10/2044(1)(3)(4)	7
2,017,494	0.37%, 07/10/2046(3)(4)	20
2,215,000	5.13%, 04/10/2047(1)(3)	1,727,921
	HTL Commercial Mortgage Trust
1,065,000	6.77%, 05/10/2039(1)(3)	1,065,860
585,000	7.32%, 05/10/2039(1)(3)	585,456
	JP Morgan Chase Commercial Mortgage Securities Trust
1,318,699	2.73%, 10/15/2045(1)(3)	1,155,788
1,400,000	2.81%, 01/16/2037(1)	1,235,920
1,290,924	3.69%, 12/15/2047(1)(3)	800,910
	JPMBB Commercial Mortgage Securities Trust
8,596,177	0.65%, 09/15/2047(3)(4)	1,784
3,489,461	0.68%, 05/15/2048(3)(4)	12,415
	Morgan Stanley Bank of America Merrill Lynch Trust
8,029,910	1.02%, 12/15/2047(3)(4)	2,371
1,237,058	1.10%, 10/15/2048(3)(4)	6,305
	Morgan Stanley Capital I Trust
6,690,682	1.46%, 06/15/2050(3)(4)	164,862
1,460,000	5.11%, 07/15/2049(1)(3)	1,242,905
82,680	5.26%, 10/12/2052(1)(3)	31,832
3,150,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	2,806,690
1,890,000	NJ Trust 6.70%, 01/06/2029(1)(3)	1,941,344
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,197,510
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	651,724
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	4,894,386
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,850,008
1,010,000	5.90%, 03/25/2049(1)	1,013,259
3,530,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(3)	3,644,065
3,232,431	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(3)(4)	82,850
	Wells Fargo Commercial Mortgage Trust
24,301,572	1.02%, 09/15/2057(3)(4)	189,234
12,479,055	1.17%, 05/15/2048(3)(4)	40,866
3,085,000	2.94%, 10/15/2049	2,916,118
430,000	4.25%, 05/15/2048(3)	380,854
	Wells Fargo NA
19,782,031	0.70%, 11/15/2062(3)(4)	525,986
9,622,919	0.75%, 11/15/2062(3)(4)	285,709
32,389,558	0.85%, 11/15/2050(3)(4)	641,559
3,655,070	0.90%, 11/15/2054(3)(4)	75,374
17,684,659	0.93%, 09/15/2062(3)(4)	598,792
33,731,517	0.99%, 01/15/2063(3)(4)	1,259,349
12,526,660	1.03%, 05/15/2062(3)(4)	431,595
5,548,815	1.20%, 02/15/2056(3)(4)	336,931
20,498,628	1.88%, 03/15/2063(3)(4)	1,723,701
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(3)	429,550
		72,871,084
	Other Asset-Backed Securities - 4.6%
372,916	AASET Trust 3.35%, 01/16/2040(1)	343,073
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Other Asset-Backed Securities - 4.6% - (continued)
$ 1,535,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	$ 1,541,158
3,285,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,290,378
2,590,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	2,610,606
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,100,702
690,000	CNH Equipment Trust 4.77%, 10/15/2030	681,577
4,485,000	Columbia Cent CLO 27 Ltd. 6.78%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,488,682
1,150,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,156,187
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,003,166
1,392,000	3.67%, 10/25/2049(1)	1,268,905
3,103,063	4.12%, 07/25/2048(1)	3,028,515
3,085,000	Elmwood CLO 19 Ltd. 7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	3,135,249
2,155,000	Elmwood CLO 23 Ltd. 7.58%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,166,734
4,834,493	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,674,806
1,830,000	Golub Capital Partners CLO 68B Ltd. 8.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,863,873
1,390,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,395,058
1,725,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,728,493
285,231	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	275,212
3,005,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,015,304
	Progress Residential Trust
3,295,138	1.51%, 10/17/2038(1)	3,017,522
1,115,433	3.20%, 04/17/2039(1)	1,050,624
1,796,018	4.30%, 03/17/2040(1)	1,724,429
871,554	4.45%, 06/17/2039(1)	847,947
1,395,187	4.75%, 10/27/2039(1)	1,364,413
4,490,000	RR 23 Ltd. 7.98%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	4,519,661
361,851	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	332,049
1,060,000	SCF Equipment Leasing LLC 5.56%, 04/20/2032(1)	1,059,752
2,780,000	Subway Funding LLC 6.03%, 07/30/2054(1)	2,804,525
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,357,295
6,615,000	Symphony CLO XXV Ltd. 6.57%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	6,621,794
2,580,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,589,920
3,148,861	Tricon Residential Trust 4.85%, 07/17/2040(1)	3,108,603
4,540,011	Wellfleet CLO X Ltd. 6.76%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	4,550,671
1,944,610	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,827,435
1,359,300	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,237,407
		80,781,725
	Whole Loan Collateral CMO - 8.0%
1,927,765	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	1,887,176

The accompanying notes are an integral part of these financial statements.
37

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Whole Loan Collateral CMO - 8.0% - (continued)
	Angel Oak Mortgage Trust
$ 1,136,531	0.91%, 01/25/2066(1)(3)	$ 959,268
706,271	0.99%, 04/25/2053(1)(3)	651,052
1,067,596	0.99%, 04/25/2066(1)(3)	881,451
1,757,035	1.82%, 11/25/2066(1)(3)	1,511,933
1,148,858	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,091,344
	Banc of America Funding Trust
1,906,355	5.77%, 05/25/2037(3)	1,604,815
486,014	6.05%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	442,406
75,813	6.35%, 01/25/2037(5)	66,830
436,212	BCAP LLC Trust 5.82%, 03/25/2037, 1 mo. USD Term SOFR + 0.47%(2)	368,203
400,893	Bear Stearns ALT-A Trust 5.96%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	363,092
94,707	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	86,563
158,697	Bear Stearns Mortgage Funding Trust 5.82%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	140,248
	BRAVO Residential Funding Trust
636,441	0.94%, 02/25/2049(1)(3)	561,322
490,479	0.97%, 03/25/2060(1)(3)	457,065
	CHL Mortgage Pass-Through Trust
208,175	4.27%, 11/20/2035(3)	183,109
905,332	4.43%, 09/25/2047(3)	776,096
	COLT Mortgage Loan Trust
1,750,404	0.91%, 06/25/2066(1)(3)	1,453,894
4,139,309	1.11%, 10/25/2066(1)(3)	3,422,240
3,538,176	4.55%, 04/25/2067(1)(3)	3,509,516
	Countrywide Alternative Loan Trust
580,685	5.75%, 05/25/2036	215,007
103,129	6.00%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	89,498
542,279	6.10%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	429,902
933,124	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	671,836
	CSMC Trust
1,584,896	0.94%, 05/25/2066(1)(3)	1,276,014
2,002,254	1.84%, 10/25/2066(1)(3)	1,724,053
4,641,134	2.27%, 11/25/2066(1)(3)	4,076,163
1,240,254	3.25%, 04/25/2047(1)(3)	1,097,097
1,110,790	4.05%, 12/27/2060(1)(3)	1,088,574
685,533	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	590,870
	Ellington Financial Mortgage Trust
724,600	0.93%, 06/25/2066(1)(3)	591,207
2,128,497	2.21%, 01/25/2067(1)(3)	1,807,541
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,925,146	2.50%, 08/25/2059	1,579,914
1,716,979	3.50%, 11/25/2057	1,549,257
3,233,007	3.50%, 03/25/2058	2,852,801
4,611,591	3.50%, 07/25/2058	4,110,489
916,527	3.50%, 08/25/2058	811,277
3,482,476	3.50%, 10/25/2058	3,073,286
	Federal National Mortgage Association Connecticut Avenue Securities
726,000	7.14%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	732,894
267,549	7.60%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	267,554
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Whole Loan Collateral CMO - 8.0% - (continued)
$ 615,000	7.84%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	$ 625,295
1,305,000	8.04%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	1,363,537
654,800	8.44%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	673,917
1,244,000	8.44%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,314,540
1,547,000	8.49%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,599,990
644,077	9.00%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	665,973
1,112,842	9.80%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	1,168,382
3,155,000	9.84%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,319,971
3,267,261	First Franklin Mortgage Loan Trust 5.94%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,933,532
	GCAT Trust
1,441,905	1.04%, 05/25/2066(1)(3)	1,183,031
1,293,817	1.92%, 08/25/2066(1)(3)	1,168,180
15,939	GMACM Mortgage Loan Trust 3.62%, 04/19/2036(3)	12,310
	GSR Mortgage Loan Trust
617,369	4.62%, 01/25/2036(3)	549,057
756,563	5.76%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	172,616
	HarborView Mortgage Loan Trust
497,398	5.83%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	428,028
1,779,242	5.93%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,664,311
4,466,115	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	4,104,552
601,585	IndyMac INDX Mortgage Loan Trust 3.95%, 03/25/2036(3)	406,449
102,401	JP Morgan Mortgage Trust 5.36%, 04/25/2037(3)	73,906
	Legacy Mortgage Asset Trust
1,075,427	4.75%, 04/25/2061(1)(5)	1,040,446
1,431,860	4.75%, 07/25/2061(1)(5)	1,380,949
520,126	Lehman XS Trust 5.88%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	467,467
135,587	MASTR Adjustable Rate Mortgages Trust 5.99%, 11/21/2034(3)	125,726
	MFA Trust
187,018	1.01%, 01/26/2065(1)(3)	170,444
1,072,404	1.03%, 11/25/2064(1)(3)	923,353
761,095	1.15%, 04/25/2065(1)(3)	679,366
	New Residential Mortgage Loan Trust
594,205	0.94%, 10/25/2058(1)(3)	540,912
306,517	2.49%, 09/25/2059(1)(3)	284,852
1,049,313	3.50%, 08/25/2059(1)(3)	966,672
1,243,874	3.75%, 11/26/2035(1)(3)	1,160,039
1,239,674	3.75%, 11/25/2056(1)(3)	1,148,992
1,198,124	4.00%, 05/25/2057(1)(3)	1,125,807
860,523	4.00%, 12/25/2057(1)(3)	811,692
1,234,267	6.21%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,201,951
1,061,788	6.96%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	1,068,318
3,092,887	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,558,216
	OBX Trust
2,501,056	1.05%, 07/25/2061(1)(3)	1,956,441
2,414,421	1.10%, 05/25/2061(1)(3)	1,915,942

The accompanying notes are an integral part of these financial statements.
38

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Whole Loan Collateral CMO - 8.0% - (continued)
$ 3,719,548	2.31%, 11/25/2061(1)(3)	$ 3,226,383
	PRET LLC
1,453,984	1.87%, 07/25/2051(1)(5)	1,389,593
793,227	2.49%, 07/25/2051(1)(5)	774,529
	Pretium Mortgage Credit Partners LLC
2,856,371	2.98%, 01/25/2052(1)(5)	2,801,162
2,601,167	4.99%, 02/25/2061(1)(5)	2,526,001
	PRPM LLC
1,535,357	1.79%, 07/25/2026(1)(5)	1,473,872
1,436,365	2.49%, 10/25/2026(1)(5)	1,398,942
1,906,668	4.79%, 06/25/2026(1)(5)	1,857,857
3,001,821	4.87%, 04/25/2026(1)(5)	2,906,350
523,586	5.36%, 11/25/2025(1)(5)	522,401
3,208,045	5.61%, 10/25/2025(1)(5)	3,205,861
539,518	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	490,683
342,313	Residential Accredit Loans, Inc. Trust 6.00%, 12/25/2035	285,896
	Starwood Mortgage Residential Trust
510,179	0.94%, 05/25/2065(1)(3)	463,865
2,905,817	1.92%, 11/25/2066(1)(3)	2,475,936
4,989,397	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	4,115,943
	VCAT LLC
1,399,246	4.74%, 05/25/2051(1)(5)	1,349,421
359,854	5.12%, 03/27/2051(1)(5)	356,503
	Verus Securitization Trust
923,694	0.92%, 02/25/2064(1)(3)	819,810
1,298,504	0.94%, 07/25/2066(1)(3)	1,051,007
789,337	1.03%, 02/25/2066(1)(3)	688,792
5,159,481	1.05%, 06/25/2066(1)(3)	4,328,433
1,991,934	1.82%, 11/25/2066(1)(3)	1,746,058
4,595,646	1.83%, 10/25/2066(1)(5)	4,020,695
644,866	4.13%, 02/25/2067(1)(5)	601,001
1,209,968	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	1,196,994
	WaMu Mortgage Pass-Through Certificates Trust
548,945	4.24%, 06/25/2037(3)	458,208
1,256,694	4.37%, 12/25/2046, 1 yr. USD MTA + 0.82%(2)	1,008,507
242,989	6.30%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	221,769
		139,770,491
	Total Asset & Commercial Mortgage-Backed Securities (cost $359,044,198)	$ 335,418,279
CORPORATE BONDS - 28.9%
	Advertising - 0.1%
2,335,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 2,053,679
	Aerospace/Defense - 0.4%
1,035,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,031,037
	Boeing Co.
235,000	3.60%, 05/01/2034	189,555
105,000	3.75%, 02/01/2050	69,090
1,400,000	5.93%, 05/01/2060	1,255,592
505,000	6.30%, 05/01/2029(1)	512,409
555,000	6.39%, 05/01/2031(1)	565,714
	L3Harris Technologies, Inc.
1,050,000	5.05%, 06/01/2029	1,043,295
1,230,000	5.35%, 06/01/2034	1,223,496
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	809,339
		6,699,527
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Agriculture - 0.3%
$ 1,025,000	BAT Capital Corp. 5.83%, 02/20/2031	$ 1,039,461
	Philip Morris International, Inc.
2,180,000	5.13%, 02/15/2030	2,173,425
730,000	5.13%, 02/13/2031	722,021
740,000	5.38%, 02/15/2033	736,213
215,000	5.63%, 11/17/2029	219,710
1,190,000	5.63%, 09/07/2033	1,202,389
		6,093,219
	Apparel - 0.3%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	538,086
	Tapestry, Inc.
355,000	7.05%, 11/27/2025	360,889
940,000	7.35%, 11/27/2028	976,106
244,000	7.70%, 11/27/2030	255,119
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,502,373
		5,632,573
	Beverages - 0.0%
150,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	147,990
	Biotechnology - 0.4%
	Amgen, Inc.
255,000	5.25%, 03/02/2030	257,028
2,755,000	5.25%, 03/02/2033	2,751,928
	Royalty Pharma PLC
2,900,000	2.15%, 09/02/2031	2,328,113
105,000	2.20%, 09/02/2030	87,579
560,000	5.15%, 09/02/2029	555,651
280,000	5.40%, 09/02/2034	273,059
		6,253,358
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
1,240,000	6.17%, 07/15/2027	1,258,682
859,000	6.33%, 07/15/2029	884,005
975,000	6.55%, 11/15/2030	1,019,672
1,730,000	OCP SA 6.75%, 05/02/2034(1)	1,774,080
		4,936,439
	Commercial Banks - 6.8%
1,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,418,429
200,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(6)	199,151
EUR 800,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	897,611
1,575,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,777,831
	Bank of America Corp.
$ 1,050,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	865,648
940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	769,425
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,762,979

The accompanying notes are an integral part of these financial statements.
39

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 1,350,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	$ 1,120,906
1,715,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,483,998
5,370,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	4,545,812
1,475,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	1,340,132
395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	391,895
560,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	559,380
795,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	796,184
1,205,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,217,922
	Bank of Ireland Group PLC
2,610,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,596,613
3,685,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	3,702,884
925,000	Bank of Montreal 5.51%, 06/04/2031	935,719
	Bank of New York Mellon Corp.
620,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	616,644
815,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	806,113
1,045,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	1,092,725
2,025,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,031,565
2,170,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	2,226,953
	BPCE SA
545,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	544,154
905,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	903,181
2,935,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 1 yr. USD CMT + 2.79% thereafter)(1)(6)	2,943,985
2,620,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,717,591
1,195,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	1,279,937
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 420,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	$ 418,774
665,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	661,501
	Citizens Financial Group, Inc.
1,015,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	1,012,269
515,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)(8)	533,371
	Credit Agricole SA
1,775,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,788,936
745,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	765,481
	Danske Bank AS
655,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	622,603
540,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	541,826
	Deutsche Bank AG
495,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	456,999
220,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(6)	181,306
620,000	5.41%, 05/10/2029	619,425
750,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(6)	780,406
	Goldman Sachs Group, Inc.
1,930,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,587,769
2,560,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	2,157,247
1,135,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,155,888
	HSBC Holdings PLC
1,150,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,011,428
1,135,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	1,097,681
2,185,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	2,164,565
1,675,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	1,680,821
365,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	367,724

The accompanying notes are an integral part of these financial statements.
40

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 765,000	Huntington National Bank 5.65%, 01/10/2030	$ 766,152
865,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	954,073
	JP Morgan Chase & Co.
1,270,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,059,461
930,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	786,661
170,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	159,040
515,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	503,052
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	2,133,164
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	386,064
1,515,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	1,520,858
2,675,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,664,568
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,600,847
960,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	976,801
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	289,454
	M&T Bank Corp.
2,405,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	2,229,969
1,705,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,794,731
1,580,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,523,942
EUR 1,700,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,654,798
	Morgan Stanley
$ 1,890,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,519,318
1,960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,577,464
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	422,401
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	458,009
1,170,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,190,511
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 3,050,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	$ 3,185,336
	OTP Bank Nyrt
EUR 1,570,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,706,966
$ 815,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	834,950
	PNC Financial Services Group, Inc.
270,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	272,024
525,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	541,802
	Societe Generale SA
1,740,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	1,725,738
2,395,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)(8)	2,362,109
	Standard Chartered PLC
1,115,000	5.91%, 05/14/2035, (5.91% fixed rate until 05/14/2034; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	1,107,274
1,270,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	1,342,266
865,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	920,665
	UBS Group AG
575,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	462,810
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	739,056
640,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	597,944
480,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	470,182
1,090,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	1,121,206
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	779,473
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,929,440
	Wells Fargo & Co.
385,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	333,402
1,360,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	1,207,058

The accompanying notes are an integral part of these financial statements.
41

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 2,855,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	$ 2,480,389
1,705,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,643,023
100,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	99,048
930,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	929,688
2,615,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,640,089
765,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	817,109
		118,571,772
	Commercial Services - 0.9%
3,305,000	Ashtead Capital, Inc. 4.38%, 08/15/2027(1)	3,181,009
3,315,000	Block, Inc. 6.50%, 05/15/2032(1)	3,354,276
275,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	274,410
	Howard University
1,000,000	2.70%, 10/01/2029	875,059
1,000,000	2.90%, 10/01/2031	851,215
720,000	3.48%, 10/01/2041	513,767
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,178,336
385,000	4.63%, 12/15/2027	372,545
4,561,000	5.13%, 06/01/2029	4,432,515
140,000	United Rentals North America, Inc. 4.00%, 07/15/2030	126,584
		16,159,716
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,160,006
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	450,765
3,370,000	4.38%, 07/15/2030(1)	3,046,938
250,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	249,632
		6,907,341
	Diversified Financial Services - 0.6%
	Capital One Financial Corp.
1,260,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,137,982
355,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	348,979
1,125,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	1,151,614
875,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	963,945
665,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	749,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Diversified Financial Services - 0.6% - (continued)
$ 4,249,000	Intercontinental Exchange, Inc. 3.63%, 09/01/2028(1)	$ 4,002,010
1,670,000	Nomura Holdings, Inc. 5.78%, 07/03/2034	1,666,831
		10,020,593
	Electric - 3.7%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	883,784
2,815,000	Ameren Corp. 5.00%, 01/15/2029	2,788,342
1,355,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	1,347,515
	Arizona Public Service Co.
450,000	5.55%, 08/01/2033	447,024
345,000	6.35%, 12/15/2032	362,706
820,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	814,501
1,225,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,071,931
	Consolidated Edison Co. of New York, Inc.
1,050,000	3.20%, 12/01/2051	696,288
555,000	5.38%, 05/15/2034	558,881
	Dominion Energy, Inc.
1,008,000	3.38%, 04/01/2030	911,103
1,332,000	5.38%, 11/15/2032	1,323,154
65,000	6.30%, 03/15/2033	67,568
1,320,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,108,527
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,710,802
1,160,000	4.50%, 08/15/2032	1,086,640
190,000	5.00%, 08/15/2052	165,870
1,100,000	5.45%, 06/15/2034	1,089,518
310,000	5.80%, 06/15/2054	302,730
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	525,125
510,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	493,701
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	373,827
670,000	4.38%, 03/30/2044	558,991
	Edison International
270,000	4.13%, 03/15/2028	258,003
825,000	5.25%, 11/15/2028	818,342
3,125,000	6.95%, 11/15/2029	3,324,709
755,000	Emera, Inc. 6.75%, 06/15/2076	750,026
	Evergy, Inc.
730,000	2.45%, 09/15/2024	724,847
500,000	2.90%, 09/15/2029	446,854
	Eversource Energy
2,255,000	5.13%, 05/15/2033	2,168,865
690,000	5.50%, 01/01/2034	678,299
190,000	5.95%, 02/01/2029	194,287
	Georgia Power Co.
940,000	4.30%, 03/15/2042	800,761
85,000	4.95%, 05/17/2033	83,044
550,000	5.25%, 03/15/2034	549,388
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	795,610
465,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	474,247
115,000	National Grid PLC 5.60%, 06/12/2028	116,165
472,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	485,956
	NextEra Energy Capital Holdings, Inc.
1,035,000	1.88%, 01/15/2027	953,779
1,145,000	2.25%, 06/01/2030	977,026

The accompanying notes are an integral part of these financial statements.
42

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Electric - 3.7% - (continued)
$ 1,555,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	$ 1,510,942
935,000	NSTAR Electric Co. 5.40%, 06/01/2034	937,807
	Oglethorpe Power Corp.
705,000	4.50%, 04/01/2047	575,802
140,000	5.80%, 06/01/2054(1)	137,687
755,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	751,868
1,000,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	1,027,658
	Pacific Gas & Electric Co.
2,880,000	2.50%, 02/01/2031	2,378,784
260,000	4.40%, 03/01/2032	238,243
980,000	4.55%, 07/01/2030	929,440
394,000	5.25%, 03/01/2052	338,741
205,000	5.45%, 06/15/2027	205,108
325,000	5.90%, 06/15/2032	325,789
1,670,000	6.10%, 01/15/2029	1,709,954
1,475,000	6.15%, 01/15/2033	1,501,137
2,040,000	6.40%, 06/15/2033	2,111,909
710,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	703,917
	Public Service Enterprise Group, Inc.
430,000	5.20%, 04/01/2029	429,094
265,000	5.45%, 04/01/2034	263,191
1,120,000	6.13%, 10/15/2033	1,165,646
	Puget Energy, Inc.
885,000	2.38%, 06/15/2028	790,302
2,070,000	3.65%, 05/15/2025	2,029,368
130,000	4.10%, 06/15/2030	119,711
885,000	4.22%, 03/15/2032	794,642
355,000	Sempra 5.40%, 08/01/2026	354,643
	Southern California Edison Co.
655,000	5.15%, 06/01/2029	655,122
1,900,000	5.20%, 06/01/2034	1,858,930
275,000	5.45%, 06/01/2031	277,255
390,000	5.75%, 04/15/2054	383,634
510,000	5.88%, 12/01/2053	510,963
380,000	5.95%, 11/01/2032	393,432
	Southern Co.
210,000	3.70%, 04/30/2030	193,766
1,170,000	5.20%, 06/15/2033	1,151,719
750,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	727,696
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	200,658
1,145,000	5.00%, 04/01/2033	1,116,760
1,625,000	5.00%, 01/15/2034	1,582,709
405,000	5.35%, 01/15/2054	384,064
605,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	602,313
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	674,455
		65,333,595
	Energy-Alternate Sources - 0.2%
2,450,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,439,171
1,370,650	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	1,248,537
		3,687,708
	Engineering & Construction - 0.7%
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,245,378
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,442,744
3,095,201	International Airport Finance SA 12.00%, 03/15/2033(1)	3,282,770
		11,970,892
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
$ 660,000	4.05%, 03/15/2029	$ 609,862
680,000	4.28%, 03/15/2032	594,364
250,000	5.05%, 03/15/2042	204,076
370,000	5.14%, 03/15/2052	289,474
400,000	5.39%, 03/15/2062	313,472
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	657,245
4,525,000	3.88%, 07/15/2030(1)	4,039,311
		6,707,804
	Environmental Control - 0.4%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,331,221
	Republic Services, Inc.
165,000	1.45%, 02/15/2031	131,029
655,000	5.20%, 11/15/2034	651,566
1,145,000	Veralto Corp. 5.35%, 09/18/2028(1)	1,150,120
		6,263,936
	Equity Fund - 0.1%
1,770,000	Brookfield Finance, Inc. 5.68%, 01/15/2035	1,754,797
	Food - 0.3%
550,000	Cencosud SA 5.95%, 05/28/2031(1)	552,250
411,000	Conagra Brands, Inc. 4.85%, 11/01/2028	403,953
2,040,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,682,605
1,690,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	1,690,669
	Tyson Foods, Inc.
165,000	5.40%, 03/15/2029	165,362
605,000	5.70%, 03/15/2034	603,742
		5,098,581
	Gas - 0.4%
1,440,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	1,474,128
365,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	368,118
	NiSource, Inc.
325,000	3.60%, 05/01/2030	298,458
1,060,000	5.35%, 04/01/2034	1,041,771
1,045,000	5.40%, 06/30/2033	1,033,906
	Southern California Gas Co.
785,000	5.20%, 06/01/2033	776,575
2,475,000	5.60%, 04/01/2054	2,444,061
280,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	287,424
		7,724,441
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
2,710,000	6.05%, 04/15/2028	2,743,700
325,000	6.30%, 02/15/2030	332,442
		3,076,142
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,101,071
455,000	5.38%, 12/06/2032(1)	456,692
340,000	5.75%, 12/06/2052(1)	345,582
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,064,567
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,690,586
530,000	Smith & Nephew PLC 5.40%, 03/20/2034	522,932
	Solventum Corp.
1,495,000	5.40%, 03/01/2029(1)	1,491,367
410,000	5.45%, 03/13/2031(1)	405,458
		10,078,255

The accompanying notes are an integral part of these financial statements.
43

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Healthcare - Services - 0.9%
	Centene Corp.
$ 415,000	2.45%, 07/15/2028	$ 368,419
95,000	3.38%, 02/15/2030	84,325
435,000	4.25%, 12/15/2027	415,495
5,230,000	4.63%, 12/15/2029	4,946,898
470,000	CommonSpirit Health 3.35%, 10/01/2029	431,777
1,430,000	Elevance Health, Inc. 5.38%, 06/15/2034	1,439,756
	HCA, Inc.
1,760,000	3.38%, 03/15/2029	1,618,303
165,000	5.45%, 04/01/2031	165,063
905,000	5.60%, 04/01/2034	901,292
570,000	Humana, Inc. 5.38%, 04/15/2031	567,472
	Icon Investments Six DAC
385,000	5.81%, 05/08/2027	388,949
200,000	6.00%, 05/08/2034	204,713
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	257,665
695,000	3.00%, 06/01/2051	465,825
	UnitedHealth Group, Inc.
855,000	2.75%, 05/15/2040	616,668
190,000	3.50%, 08/15/2039	154,049
240,000	4.95%, 05/15/2062	214,796
190,000	5.35%, 02/15/2033	192,871
1,405,000	5.38%, 04/15/2054	1,372,584
260,000	6.05%, 02/15/2063	275,117
		15,082,037
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,446,000	5.13%, 08/01/2030(1)	1,384,694
2,558,000	5.75%, 01/15/2028(1)	2,534,564
		3,919,258
	Household Products - 0.0%
575,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	534,235
	Insurance - 0.9%
580,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	576,328
1,615,000	Aon North America, Inc. 5.45%, 03/01/2034	1,611,218
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,634,256
1,125,000	2.72%, 01/07/2029(1)	998,801
970,000	Athene Holding Ltd. 5.88%, 01/15/2034	961,705
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029	609,552
1,380,000	5.75%, 01/15/2034	1,392,260
1,290,000	Corebridge Global Funding 5.20%, 06/24/2029(1)	1,285,957
1,660,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,470,391
670,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	647,740
180,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	180,097
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	521,732
2,120,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	1,746,215
815,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	814,180
860,000	Reinsurance Group of America, Inc. 5.75%, 09/15/2034	858,928
		15,309,360
	Internet - 0.5%
	Gen Digital, Inc.
3,060,000	5.00%, 04/15/2025(1)	3,039,469
1,900,000	6.75%, 09/30/2027(1)	1,924,212
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Internet - 0.5% - (continued)
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
$ 770,000	3.50%, 03/01/2029(1)	$ 695,486
3,995,000	5.25%, 12/01/2027(1)	3,911,104
		9,570,271
	Investment Company Security - 0.0%
505,000	New Mountain Finance Corp. 6.88%, 02/01/2029	493,311
	IT Services - 0.2%
941,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	885,829
3,387,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,440,426
		4,326,255
	Lodging - 0.0%
305,000	Las Vegas Sands Corp. 6.20%, 08/15/2034	306,192
	Machinery-Diversified - 0.1%
	AGCO Corp.
210,000	5.45%, 03/21/2027	210,542
285,000	5.80%, 03/21/2034	284,369
445,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	456,045
996,000	Otis Worldwide Corp. 2.57%, 02/15/2030	874,742
235,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	236,862
		2,062,560
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
695,000	2.25%, 01/15/2029	594,396
640,000	3.50%, 03/01/2042	427,463
480,000	3.70%, 04/01/2051	293,321
660,000	3.75%, 02/15/2028	613,704
500,000	3.85%, 04/01/2061	293,542
725,000	3.90%, 06/01/2052	457,021
2,225,000	6.48%, 10/23/2045	2,039,133
2,765,000	6.55%, 06/01/2034	2,773,640
55,000	6.83%, 10/23/2055	52,277
	Comcast Corp.
1,195,000	2.89%, 11/01/2051	749,667
1,259,000	2.94%, 11/01/2056	764,079
480,000	5.65%, 06/01/2054	481,741
1,105,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	914,252
	Paramount Global
710,000	4.38%, 03/15/2043	472,274
405,000	4.95%, 01/15/2031	356,938
1,000,000	5.25%, 04/01/2044	731,056
	Sirius XM Radio, Inc.
1,425,000	4.00%, 07/15/2028(1)	1,287,251
3,600,000	4.13%, 07/01/2030(1)	3,075,004
1,900,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	2,101,790
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	740,423
		19,218,972
	Mining - 0.4%
865,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	864,972
	Glencore Funding LLC
1,465,000	5.37%, 04/04/2029(1)	1,458,963
2,045,000	5.63%, 04/04/2034(1)	2,017,310

The accompanying notes are an integral part of these financial statements.
44

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Mining - 0.4% - (continued)
$ 1,590,000	6.38%, 10/06/2030(1)	$ 1,658,475
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	992,806
		6,992,526
	Oil & Gas - 1.9%
	Aker BP ASA
1,367,000	2.00%, 07/15/2026(1)	1,271,789
465,000	3.10%, 07/15/2031(1)	396,221
980,000	6.00%, 06/13/2033(1)	991,813
	BP Capital Markets America, Inc.
115,000	2.94%, 06/04/2051	73,446
1,820,000	4.81%, 02/13/2033	1,766,581
1,090,000	4.89%, 09/11/2033	1,062,502
995,000	4.99%, 04/10/2034	975,526
685,000	5.23%, 11/17/2034	681,413
185,000	Cenovus Energy, Inc. 2.65%, 01/15/2032	153,283
	ConocoPhillips Co.
431,000	3.80%, 03/15/2052	323,507
230,000	4.03%, 03/15/2062	173,229
260,000	5.05%, 09/15/2033	258,211
490,000	5.30%, 05/15/2053	467,609
410,000	5.55%, 03/15/2054	405,464
1,050,000	5.70%, 09/15/2063	1,050,726
	Diamondback Energy, Inc.
245,000	5.40%, 04/18/2034	242,860
160,000	5.90%, 04/18/2064	155,337
600,000	6.25%, 03/15/2033	629,604
	Ecopetrol SA
2,250,000	4.63%, 11/02/2031	1,841,095
3,490,000	8.38%, 01/19/2036	3,426,162
1,760,000	8.63%, 01/19/2029	1,852,220
	Energean Israel Finance Ltd.
695,000	5.88%, 03/30/2031(7)	588,943
995,000	8.50%, 09/30/2033(7)	940,275
1,855,000	Eni SpA 5.50%, 05/15/2034(1)	1,841,358
675,000	Equinor ASA 3.63%, 04/06/2040	549,230
	Hess Corp.
1,812,000	7.13%, 03/15/2033	2,037,688
430,000	7.30%, 08/15/2031	480,049
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	1,911,725
785,000	Ovintiv, Inc. 6.63%, 08/15/2037	819,244
	Patterson-UTI Energy, Inc.
315,000	5.15%, 11/15/2029	306,236
475,000	7.15%, 10/01/2033	504,050
1,360,000	Phillips 66 Co. 5.30%, 06/30/2033	1,346,488
	Shell International Finance BV
215,000	2.88%, 11/26/2041	153,848
440,000	3.00%, 11/26/2051	289,864
575,000	3.25%, 04/06/2050	401,607
1,110,000	TotalEnergies Capital SA 5.64%, 04/05/2064	1,105,742
2,200,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,158,935
		33,633,880
	Oil & Gas Services - 0.0%
300,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	297,944
	Packaging & Containers - 0.4%
6,115,000	Ball Corp. 6.00%, 06/15/2029	6,150,284
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
550,000	4.95%, 03/15/2031	549,253
245,000	5.40%, 03/15/2054	243,644
695,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	712,741
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 645,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	$ 639,327
1,580,000	Cigna Group 5.00%, 05/15/2029	1,573,907
	CVS Health Corp.
1,095,000	2.70%, 08/21/2040	730,552
435,000	4.13%, 04/01/2040	352,693
700,000	5.05%, 03/25/2048	605,773
		5,407,890
	Pipelines - 1.3%
505,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	481,099
	Columbia Pipelines Holding Co. LLC
825,000	5.68%, 01/15/2034(1)	813,311
1,370,000	6.04%, 08/15/2028(1)	1,401,808
	Columbia Pipelines Operating Co. LLC
820,000	5.93%, 08/15/2030(1)	838,344
655,000	6.04%, 11/15/2033(1)	670,582
590,000	6.54%, 11/15/2053(1)	624,685
1,405,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,206,783
	Enbridge, Inc.
330,000	2.50%, 08/01/2033	262,453
755,000	5.30%, 04/05/2029	756,619
1,430,000	5.63%, 04/05/2034	1,430,917
2,385,000	5.70%, 03/08/2033	2,408,118
	Energy Transfer LP
655,000	5.25%, 07/01/2029	651,000
1,345,000	6.40%, 12/01/2030	1,414,330
125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	126,323
	Galaxy Pipeline Assets Bidco Ltd.
840,000	2.63%, 03/31/2036(1)	683,598
518,331	2.94%, 09/30/2040(1)	415,082
	Greensaif Pipelines Bidco SARL
920,000	6.13%, 02/23/2038(1)	937,185
1,490,000	6.51%, 02/23/2042(1)	1,554,408
	Hess Midstream Operations LP
290,000	4.25%, 02/15/2030(1)	266,145
1,920,000	6.50%, 06/01/2029(1)	1,946,609
1,550,000	MPLX LP 5.50%, 06/01/2034	1,529,782
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	187,879
610,000	6.10%, 11/15/2032	631,390
355,000	Targa Resources Corp. 6.15%, 03/01/2029	366,669
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
535,000	4.00%, 01/15/2032	481,701
280,000	4.88%, 02/01/2031	267,137
		22,353,957
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
90,000	2.70%, 04/15/2031	76,245
955,000	3.80%, 08/15/2029	888,815
510,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	531,932
	Crown Castle, Inc.
1,995,000	4.80%, 09/01/2028	1,953,809
785,000	5.00%, 01/11/2028	775,780
650,000	5.60%, 06/01/2029	655,931
710,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	710,466
150,000	NNN REIT, Inc. 5.50%, 06/15/2034	148,889
1,030,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,018,427
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,200,657

The accompanying notes are an integral part of these financial statements.
45

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Real Estate Investment Trusts - 0.6% - (continued)
$ 1,352,000	VICI Properties LP 4.95%, 02/15/2030	$ 1,304,693
425,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	402,053
		10,667,697
	Retail - 0.4%
	AutoZone, Inc.
765,000	4.75%, 08/01/2032	735,618
235,000	4.75%, 02/01/2033	224,817
450,000	5.40%, 07/15/2034	446,085
670,000	6.55%, 11/01/2033	720,801
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,149,993
1,735,000	5.63%, 01/01/2030(1)	1,643,329
200,000	Home Depot, Inc. 5.30%, 06/25/2054	196,248
698,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	674,860
		7,791,751
	Semiconductors - 0.3%
1,825,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	1,862,928
	Intel Corp.
350,000	3.10%, 02/15/2060	213,121
790,000	5.15%, 02/21/2034(8)	782,063
285,000	5.70%, 02/10/2053	281,698
500,000	5.90%, 02/10/2063	501,813
740,000	Marvell Technology, Inc. 2.45%, 04/15/2028	668,252
1,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	887,511
		5,197,386
	Software - 1.1%
640,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	641,342
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,313,382
668,000	MSCI, Inc. 3.63%, 11/01/2031(1)	586,208
	Open Text Corp.
4,905,000	3.88%, 12/01/2029(1)	4,392,539
1,040,000	6.90%, 12/01/2027(1)	1,079,898
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	527,367
	Oracle Corp.
405,000	2.95%, 04/01/2030	360,458
2,900,000	3.85%, 04/01/2060	2,006,194
745,000	4.10%, 03/25/2061	536,760
70,000	4.13%, 05/15/2045	55,045
900,000	6.15%, 11/09/2029	941,754
4,425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,357,439
		18,798,386
	Telecommunications - 0.4%
	AT&T, Inc.
429,000	3.55%, 09/15/2055	290,909
1,266,000	3.80%, 12/01/2057	888,047
	Cisco Systems, Inc.
860,000	4.95%, 02/26/2031	860,280
570,000	5.35%, 02/26/2064	558,193
1,750,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(9)	1,732,219
	T-Mobile USA, Inc.
2,110,000	3.88%, 04/15/2030	1,973,734
420,000	5.05%, 07/15/2033	411,697
695,000	5.75%, 01/15/2034	715,860
		7,430,939
	Trucking & Leasing - 0.4%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,759,614
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Trucking & Leasing - 0.4% - (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
$ 770,000	2.70%, 11/01/2024(1)	$ 761,336
1,185,000	4.00%, 07/15/2025(1)	1,164,559
305,000	5.35%, 03/30/2029(1)	305,084
430,000	6.05%, 08/01/2028(1)	440,518
		6,431,111
	Total Corporate Bonds (cost $521,977,317)	$ 507,148,560
FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
	Angola - 0.1%
	Angola Government International Bonds
575,000	8.00%, 11/26/2029(7)	$ 516,580
310,000	8.75%, 04/14/2032(1)	274,300
		790,880
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	617,180
1,825,000	5.00%, 07/15/2032(1)	1,759,117
		2,376,297
	Brazil - 0.4%
BRL 42,374,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	6,817,904
	Chile - 0.1%
	Chile Government International Bonds
EUR 1,605,000	1.25%, 01/22/2051	954,241
$ 585,000	4.95%, 01/05/2036	560,397
		1,514,638
	Colombia - 0.1%
	Colombia Government International Bonds
2,685,000	5.00%, 06/15/2045	1,887,070
395,000	5.20%, 05/15/2049	278,524
		2,165,594
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,172,384
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 3,860,000	1.63%, 04/28/2032(7)	3,404,758
$ 1,075,000	6.13%, 05/22/2028(1)	1,094,350
		4,499,108
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 3,075,000	1.10%, 03/12/2033	2,612,309
240,000	2.15%, 07/18/2024(7)	256,773
		2,869,082
	Israel - 0.0%
$ 755,000	Israel Government International Bonds 5.75%, 03/12/2054	679,802
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,759,882
	Mexico - 0.5%
	Mexico Government International Bonds
$ 765,000	3.50%, 02/12/2034	621,740
5,785,000	6.00%, 05/07/2036	5,634,194
1,085,000	6.34%, 05/04/2053	1,023,594

The accompanying notes are an integral part of these financial statements.
46

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.1% - (continued)
	Mexico - 0.5% - (continued)
$ 225,000	6.35%, 02/09/2035	$ 226,625
635,000	6.40%, 05/07/2054	604,887
		8,111,040
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 1,825,000	2.75%, 01/18/2025(7)	1,926,616
2,165,000	3.68%, 06/03/2026(1)	2,248,483
		4,175,099
	Panama - 0.1%
	Panama Government International Bonds
$ 275,000	6.85%, 03/28/2054	251,012
590,000	6.88%, 01/31/2036	576,052
		827,064
	Peru - 0.0%
505,000	Peru Government International Bonds 3.00%, 01/15/2034	408,767
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 2,315,000	1.20%, 04/28/2033	2,001,994
710,000	1.75%, 04/28/2041	538,836
		2,540,830
	Poland - 0.0%
$ 670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	663,200
	Romania - 0.5%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	2,062,778
6,785,000	2.75%, 04/14/2041(7)	4,718,073
$ 1,956,000	5.88%, 01/30/2029(1)	1,943,736
		8,724,587
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
EUR 1,140,000	2.00%, 07/09/2039(7)	913,807
$ 3,080,000	5.75%, 01/16/2054(1)	2,994,068
		3,907,875
	Total Foreign Government Obligations (cost $65,208,375)	$ 54,004,033
MUNICIPAL BONDS - 1.3%
	Development - 0.3%
4,650,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 4,454,211
	General - 0.6%
720,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	609,391
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,810,812
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	3,963,849
		10,384,052
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,079,933
1,540,000	6.32%, 11/01/2029	1,543,288
		2,623,221
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,058,368
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.3% - (continued)
	Utilities - 0.1%
$ 2,323,246	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	$ 2,320,477
	Utility - Electric - 0.0%
722,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	785,726
	Total Municipal Bonds (cost $25,373,007)	$ 23,626,055
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
757,276	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(11)(12)	$ 7,573
	Total Senior Floating Rate Interests (cost $757,276)	$ 7,573
U.S. GOVERNMENT AGENCIES - 42.4%
	Mortgage-Backed Agencies - 42.4%
	Federal Home Loan Mortgage Corp. - 8.3%
42,680	0.00%, 11/15/2036(13)(14)	$ 34,552
5,634,057	0.57%, 12/25/2033(3)(4)	174,388
18,922,230	0.73%, 03/25/2027(3)(4)	259,717
4,742,813	0.74%, 10/25/2026(3)(4)	52,379
17,194,418	0.81%, 12/25/2030(3)(4)	636,108
10,028,618	0.88%, 06/25/2027(3)(4)	176,684
4,215,899	0.97%, 11/25/2030(3)(4)	183,441
1,978,612	1.00%, 02/25/2051	1,653,170
7,695,993	1.12%, 10/25/2030(3)(4)	380,774
12,802,215	1.21%, 06/25/2030(3)(4)	689,503
8,827,612	1.50%, 05/15/2037(4)	488,813
820,824	1.50%, 11/01/2051	617,231
6,223,264	1.68%, 05/25/2030(3)(4)	459,442
623,913	1.75%, 10/15/2042	526,214
1,418,469	2.00%, 05/01/2036	1,255,571
589,113	2.00%, 06/01/2036	521,450
726,292	2.00%, 12/01/2036	642,671
1,809,522	2.00%, 08/01/2037	1,593,024
449,956	2.00%, 07/01/2038	395,809
294,809	2.00%, 12/01/2040	249,712
1,844,224	2.00%, 05/01/2041	1,562,040
2,048,024	2.00%, 12/01/2041	1,718,562
1,650,134	2.00%, 10/01/2050	1,306,345
1,562,199	2.00%, 02/01/2051	1,247,804
8,234,895	2.00%, 03/01/2051	6,512,350
2,799,551	2.00%, 04/01/2051	2,210,966
1,556,689	2.00%, 05/01/2051	1,243,415
670,664	2.00%, 08/01/2051	530,074
677,603	2.00%, 11/01/2051	538,974
3,035,742	2.00%, 04/01/2052	2,417,105
3,639,157	2.00%, 06/15/2052(4)	462,411
161,133	2.50%, 05/15/2028(4)	5,196
932,199	2.50%, 05/01/2050	778,068
1,086,741	2.50%, 06/01/2050	901,308
6,174,479	2.50%, 07/01/2050	5,136,977
1,887,058	2.50%, 11/01/2050	1,563,010
573,708	2.50%, 02/01/2051	480,137
1,960,206	2.50%, 03/01/2051	1,619,465
2,408,849	2.50%, 03/25/2051(4)	338,047
717,206	2.50%, 05/01/2051	593,189
895,113	2.50%, 07/01/2051	739,522
623,577	2.50%, 08/01/2051	514,394
1,104,653	2.50%, 10/01/2051	912,768
2,852,929	2.50%, 03/15/2052(4)	390,566
1,806,491	2.50%, 03/25/2052	1,567,412
3,555,121	2.50%, 04/01/2052	2,924,414
340,841	3.00%, 03/15/2028(4)	12,363

The accompanying notes are an integral part of these financial statements.
47

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 540,630	3.00%, 08/01/2029	$ 518,805
106,976	3.00%, 05/15/2032(4)	1,664
1,826,146	3.00%, 10/01/2032	1,723,934
287,667	3.00%, 03/15/2033(4)	22,448
1,184,454	3.00%, 04/01/2033	1,118,709
1,775,842	3.00%, 11/01/2036	1,638,340
1,054,033	3.00%, 01/01/2037	972,128
2,025,000	3.00%, 03/25/2040	1,724,552
551,995	3.00%, 05/15/2046	500,613
3,471,645	3.00%, 11/01/2046	3,043,127
896,481	3.00%, 12/01/2046	785,425
750,587	3.00%, 07/01/2050	647,781
295,132	3.00%, 08/01/2051	254,122
2,720,718	3.00%, 09/25/2051(4)	426,533
2,038,630	3.00%, 10/01/2051	1,759,556
777,103	3.00%, 01/01/2052	672,471
1,000,913	3.00%, 05/01/2052	863,368
343,165	3.25%, 11/15/2041	311,636
57,136	3.50%, 09/15/2026(4)	1,470
44,881	3.50%, 03/15/2027(4)	729
733,595	3.50%, 05/15/2034(4)	52,126
1,245,159	3.50%, 08/01/2034	1,182,688
387,936	3.50%, 03/15/2041(4)	12,442
439,975	3.50%, 10/15/2045	391,829
307,503	3.50%, 06/01/2046	279,327
1,061,925	3.50%, 12/15/2046	961,190
1,184,957	3.50%, 10/01/2047	1,074,228
429,269	3.50%, 12/01/2047	388,829
6,326,675	3.50%, 03/01/2048	5,735,161
192,989	3.50%, 08/01/2048	175,479
1,981,556	3.50%, 04/25/2051(4)	371,795
216,881	4.00%, 08/01/2025	214,640
65,216	4.00%, 12/15/2026(4)	766
102,274	4.00%, 07/15/2027(4)	1,777
97,072	4.00%, 03/15/2028(4)	2,487
60,979	4.00%, 06/15/2028(4)	1,746
256,722	4.00%, 07/15/2030(4)	16,543
1,202,526	4.00%, 05/25/2040(4)	174,953
1,242,112	4.00%, 09/15/2041	1,179,124
1,083,326	4.00%, 05/01/2042	1,025,374
368,298	4.00%, 08/01/2042	347,755
482,753	4.00%, 09/01/2042	455,827
26,401	4.00%, 07/01/2044	25,072
2,190,934	4.00%, 03/25/2045(4)	380,394
94,044	4.00%, 06/01/2045	88,310
365,650	4.00%, 02/01/2046	343,450
132,987	4.00%, 04/01/2047	124,896
106,963	4.00%, 09/01/2048	100,037
2,437,046	4.00%, 04/01/2049	2,266,413
486,002	4.00%, 05/01/2049	455,827
1,851,261	4.00%, 07/01/2049	1,730,367
193,988	4.50%, 09/01/2044	187,112
898,516	4.75%, 07/15/2039	887,830
377,943	5.00%, 09/15/2033(4)	55,405
3,770	5.00%, 03/01/2039	3,740
111,281	5.00%, 08/01/2039	110,371
2,705	5.00%, 09/01/2039	2,658
6,405	5.00%, 12/01/2039	6,325
6,006	5.00%, 04/01/2041	5,957
13,261	5.00%, 04/01/2044	13,152
9,953	5.00%, 05/01/2044	9,808
477,757	5.00%, 02/15/2048(4)	99,383
576,473	5.00%, 08/01/2052	559,093
15,874,969	5.00%, 09/01/2052	15,402,050
1,566,916	5.00%, 04/01/2053	1,527,007
2,152,000	5.36%, 01/25/2029(3)	2,192,642
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 8,443	5.50%, 03/01/2028	$ 8,407
24,953	5.50%, 04/01/2033	25,106
318,885	5.50%, 05/01/2034	320,842
5,773	5.50%, 05/01/2037	5,809
16,243	5.50%, 11/01/2037	16,343
30,158	5.50%, 02/01/2038	30,343
12,947	5.50%, 04/01/2038	13,026
16,298	5.50%, 06/01/2038	16,399
1,709,396	5.50%, 08/01/2038	1,719,891
173,787	5.50%, 09/01/2038	174,855
3,345	5.50%, 12/01/2039	3,366
44,681	5.50%, 02/01/2040	44,955
148,719	5.50%, 05/01/2040	149,633
143,735	5.50%, 08/01/2040	144,618
737,746	5.50%, 06/01/2041	742,278
615,490	5.50%, 10/15/2046(4)	121,796
2,207,841	5.50%, 02/01/2053	2,186,123
695	6.00%, 07/01/2029	705
74,034	6.00%, 10/01/2032	75,837
14,908	6.00%, 11/01/2032	15,103
93,529	6.00%, 12/01/2032	95,585
7,307	6.00%, 11/01/2033	7,455
16,918	6.00%, 01/01/2034	17,185
7,453	6.00%, 02/01/2034	7,601
76,467	6.00%, 08/01/2034	78,179
79,595	6.00%, 09/01/2034	81,368
97,911	6.00%, 01/01/2035	99,592
474,661	6.00%, 11/01/2037	486,483
1,278,822	6.00%, 12/01/2052	1,292,106
610,768	6.00%, 03/01/2053	620,070
1,982,039	6.00%, 02/01/2054	1,989,877
1,624,910	6.00%, 05/01/2054	1,631,342
1,393,330	6.00%, 06/01/2054	1,398,846
106	6.50%, 08/01/2032	110
234,068	6.50%, 07/15/2036	239,399
54,388	6.50%, 12/01/2037	56,788
1,467,655	6.50%, 11/01/2053	1,504,902
25	7.50%, 09/01/2029	25
1,432,000	8.24%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,488,277
1,310,000	8.59%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	1,386,965
2,005,000	8.69%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,104,932
4,410,000	8.69%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,658,062
1,705,000	8.74%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,765,786
470,000	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	493,929
3,815,000	8.84%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,045,733
620,000	8.89%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	654,663
1,629,000	8.99%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,699,596
1,705,000	9.04%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,815,712
1,525,000	9.34%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,628,267
2,440,000	9.84%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,646,861
		146,639,462
	Federal National Mortgage Association - 16.0%
45,808	0.00%, 03/25/2036(13)(14)	39,226

The accompanying notes are an integral part of these financial statements.
48

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 16.0% - (continued)
$ 361,004	0.00%, 06/25/2041(13)(14)	$ 268,202
976,801	0.38%, 05/25/2046(3)(4)	46,033
7,548,100	0.39%, 01/25/2030(3)(4)	74,137
658,058	0.50%, 06/25/2055(3)(4)	33,826
3,547,133	0.55%, 10/25/2049, 30 day USD SOFR Average + 5.89%(2)(4)	330,438
986,257	0.55%, 04/25/2055(3)(4)	46,604
2,931,887	0.65%, 06/25/2045, 30 day USD SOFR Average + 5.99%(2)(4)	269,720
727,646	0.67%, 08/25/2044(3)(4)	42,393
5,586,722	1.50%, 09/01/2051	4,204,036
322,716	1.50%, 10/01/2051	241,967
430,101	1.50%, 04/01/2052	322,745
7,995,084	1.58%, 05/25/2029(3)(4)	334,385
970,183	1.75%, 12/25/2042	845,215
1,482,505	2.00%, 05/01/2036	1,312,242
2,225,034	2.00%, 06/01/2036	1,972,184
1,634,558	2.00%, 08/01/2036	1,446,810
1,043,181	2.00%, 09/01/2036	923,351
741,062	2.00%, 12/01/2036	655,923
683,208	2.00%, 02/01/2037	601,707
339,501	2.00%, 03/01/2037	299,000
1,924,792	2.00%, 04/01/2037	1,695,125
1,598,698	2.00%, 06/01/2037	1,406,335
29,464	2.00%, 07/01/2037	25,949
943,486	2.00%, 08/01/2037	829,949
44,649	2.00%, 11/01/2038	39,276
591,661	2.00%, 09/25/2039	509,830
1,227,826	2.00%, 09/01/2040	1,040,097
2,777,999	2.00%, 12/01/2040	2,351,391
1,121,544	2.00%, 04/01/2041	950,028
383,348	2.00%, 05/01/2041	324,700
1,476,377	2.00%, 10/01/2041	1,239,547
7,365,745	2.00%, 12/01/2050	5,836,311
9,246,180	2.00%, 02/01/2051	7,315,751
13,545,986	2.00%, 03/01/2051	10,695,415
14,044,347	2.00%, 04/01/2051	11,078,633
1,543,902	2.00%, 05/01/2051	1,216,648
515,704	2.00%, 07/01/2051	407,713
669,452	2.00%, 10/01/2051	534,694
3,750,275	2.00%, 03/25/2052(4)	492,794
22,191	2.00%, 04/01/2052	17,455
800,230	2.25%, 04/01/2033	661,426
150,395	2.50%, 06/25/2028(4)	4,752
2,029,265	2.50%, 09/01/2040	1,774,511
87,257	2.50%, 01/01/2043	74,094
2,052,212	2.50%, 02/01/2043	1,742,634
695,443	2.50%, 03/01/2043	590,606
1,478,673	2.50%, 05/01/2043	1,243,905
1,198,056	2.50%, 06/01/2043	1,017,345
669,051	2.50%, 04/01/2045	566,485
937,899	2.50%, 04/01/2050	775,353
1,081,008	2.50%, 06/01/2050	894,117
183,188	2.50%, 07/01/2050	151,384
1,688,625	2.50%, 09/01/2050	1,395,456
2,934,744	2.50%, 10/01/2050	2,448,953
1,256,143	2.50%, 01/01/2051	1,047,139
2,966,602	2.50%, 02/25/2051(4)	481,809
19,274,649	2.50%, 05/01/2051	15,980,638
2,436,488	2.50%, 06/01/2051	2,007,653
1,404,518	2.50%, 07/01/2051	1,163,335
949,714	2.50%, 09/01/2051	783,630
6,515,823	2.50%, 10/01/2051	5,371,160
13,707,621	2.50%, 11/01/2051	11,421,921
1,645,594	2.50%, 12/01/2051	1,369,539
1,604,562	2.50%, 01/01/2052	1,334,957
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 16.0% - (continued)
$ 2,385,610	2.50%, 03/01/2052	$ 1,969,113
1,662,221	2.50%, 04/01/2052	1,370,979
3,039,460	2.50%, 06/25/2052(4)	463,479
2,984,848	2.50%, 09/25/2052(4)	471,900
2,141,986	2.50%, 01/01/2057	1,754,624
28,871	3.00%, 02/25/2027(4)	38
117,476	3.00%, 09/25/2027(4)	3,356
660,158	3.00%, 01/25/2028(4)	17,968
1,602,442	3.00%, 04/25/2033(4)	98,501
483,245	3.00%, 08/01/2033	456,651
1,223,005	3.00%, 03/01/2037	1,123,206
1,745,332	3.00%, 06/01/2043	1,540,150
1,118,828	3.00%, 09/01/2048	978,615
1,124,465	3.00%, 08/25/2049	994,605
164,528	3.00%, 12/01/2049	142,338
756,447	3.00%, 02/01/2050	657,156
2,653,955	3.00%, 08/01/2050	2,300,755
1,088,829	3.00%, 10/01/2050	938,025
1,487,921	3.00%, 12/01/2050	1,281,844
477,655	3.00%, 04/01/2051	411,306
1,397,405	3.00%, 05/01/2051	1,217,891
275,011	3.00%, 06/01/2051	236,212
346,279	3.00%, 07/01/2051	297,700
3,893,586	3.00%, 08/01/2051	3,353,714
2,595,488	3.00%, 09/01/2051	2,239,129
4,154,389	3.00%, 10/01/2051	3,572,403
4,513,336	3.00%, 11/01/2051	3,871,108
2,080,755	3.00%, 12/01/2051	1,790,524
970,545	3.00%, 01/01/2052	833,579
1,125,526	3.00%, 04/01/2052	969,076
1,407,357	3.00%, 05/01/2052	1,212,316
118,901	3.50%, 05/25/2027(4)	3,429
203,517	3.50%, 10/25/2027(4)	7,104
338,912	3.50%, 05/25/2030(4)	18,855
91,510	3.50%, 08/25/2030(4)	3,997
82,352	3.50%, 02/25/2031(4)	1,623
286,715	3.50%, 09/25/2035(4)	27,374
1,748,648	3.50%, 11/25/2039(4)	148,132
1,678,000	3.50%, 01/25/2042	1,510,746
2,093,430	3.50%, 08/01/2043	1,929,443
620,686	3.50%, 10/01/2044	563,865
616,195	3.50%, 02/01/2045	559,532
559,015	3.50%, 01/01/2046	507,706
421,622	3.50%, 03/01/2046	382,878
957,187	3.50%, 09/01/2046	868,568
474,215	3.50%, 10/01/2046	430,041
351,734	3.50%, 10/25/2046(4)	63,362
501,218	3.50%, 11/01/2046	454,810
715,696	3.50%, 05/01/2047	649,548
1,558,077	3.50%, 09/01/2047	1,411,844
288,120	3.50%, 12/01/2047	261,767
994,720	3.50%, 01/01/2048	899,775
214,164	3.50%, 02/01/2048	194,162
1,111,765	3.50%, 07/01/2048	1,008,662
2,405,748	3.50%, 04/01/2052	2,150,913
4,012,132	3.50%, 09/01/2057	3,548,465
2,269,516	3.50%, 05/01/2058	2,007,233
2,295,409	3.50%, 12/25/2058	2,029,294
1,620,000	3.52%, 11/01/2032	1,481,762
74,752	4.00%, 06/01/2025	73,770
43,647	4.00%, 10/01/2025	43,089
1,292,422	4.00%, 10/01/2040	1,221,734
521,904	4.00%, 11/01/2040	493,340
385,259	4.00%, 12/01/2040	364,172
185,882	4.00%, 02/01/2041	175,713
520,710	4.00%, 03/01/2041	492,204

The accompanying notes are an integral part of these financial statements.
49

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 16.0% - (continued)
$ 1,266,302	4.00%, 06/01/2041	$ 1,204,933
178,828	4.00%, 03/25/2042(4)	20,517
218,377	4.00%, 08/01/2042	205,660
496,031	4.00%, 09/01/2042	468,277
107,776	4.00%, 11/25/2042(4)	9,919
73,110	4.00%, 03/01/2045	68,576
427,535	4.00%, 07/01/2045	401,126
279,443	4.00%, 03/01/2046	262,259
107,363	4.00%, 05/01/2046	100,632
498,036	4.00%, 06/01/2046	466,714
433,756	4.00%, 04/01/2047	406,944
1,210,913	4.00%, 10/01/2047	1,134,356
2,921,473	4.00%, 06/01/2048	2,736,455
552,812	4.00%, 09/01/2048	514,548
361,063	4.00%, 01/01/2049	339,004
3,178,097	4.00%, 04/01/2049	2,952,218
123,406	4.00%, 08/01/2049	115,837
2,196,466	4.00%, 04/01/2050	2,042,841
2,259,530	4.00%, 11/25/2050(4)	461,764
362,369	4.00%, 08/01/2051	340,513
1,487,162	4.00%, 06/01/2052	1,370,912
1,163,291	4.03%, 06/01/2028	1,125,737
1,475,000	4.19%, 04/01/2028	1,438,164
571,672	4.37%, 05/01/2028	562,686
2,477,609	4.39%, 04/01/2029	2,432,551
1,065,000	4.41%, 04/01/2030	1,041,052
1,380,916	4.46%, 05/01/2028	1,358,354
12,744	4.50%, 04/01/2025	12,658
17,108	4.50%, 07/25/2027(4)	216
326,984	4.50%, 09/01/2035	316,956
1,095,757	4.50%, 12/01/2037	1,081,107
1,042,436	4.50%, 08/01/2040	1,014,240
1,046,020	4.50%, 10/01/2040	1,017,748
519,075	4.50%, 10/01/2041	505,047
1,219,544	4.50%, 08/25/2043(4)	227,678
442,839	4.50%, 09/01/2043	430,873
563,766	4.50%, 04/01/2049	539,679
2,453,182	4.50%, 01/01/2051	2,359,510
1,750,070	4.50%, 03/01/2053	1,655,050
380,000	4.75%, 04/01/2028	377,110
5,228	5.00%, 06/01/2025	5,186
138,226	5.00%, 04/25/2038	133,174
1,896,677	5.00%, 07/01/2052	1,839,554
1,285,370	5.00%, 08/01/2052	1,247,519
15,632,716	5.00%, 09/01/2052	15,167,128
2,050,000	5.07%, 12/01/2028	2,068,024
74,298	5.50%, 06/01/2033	74,496
61,840	5.50%, 08/01/2033	62,140
398,356	5.50%, 09/01/2033	400,286
364,269	5.50%, 12/01/2033	366,480
248,640	5.50%, 01/01/2034	249,845
1,347,116	5.50%, 11/01/2035	1,353,658
382,852	5.50%, 04/01/2036	384,713
287,858	5.50%, 09/01/2036	289,253
221,164	5.50%, 04/25/2037	226,327
1,127,949	5.50%, 11/25/2040(4)	138,223
844,207	5.50%, 06/25/2042(4)	175,791
1,078,156	5.50%, 08/25/2044(4)	182,638
768,356	5.50%, 11/01/2052	760,742
4,419,968	5.50%, 12/01/2052	4,378,146
2,345,751	5.50%, 06/01/2053	2,321,203
22,437	5.54%, 05/25/2042(3)(4)	1,726
174,028	6.00%, 12/01/2032	178,755
142,308	6.00%, 01/01/2033	144,522
19,911	6.00%, 02/01/2033	20,104
131,770	6.00%, 03/01/2033	134,306
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 16.0% - (continued)
$ 336,489	6.00%, 02/01/2037	$ 344,412
635,774	6.00%, 01/25/2042(4)	53,275
1,343,439	6.00%, 05/01/2053	1,366,693
20,415,412	6.00%, 02/01/2054	20,496,138
8,885,944	6.00%, 05/01/2054	8,921,119
2,835,381	6.00%, 06/01/2054	2,846,605
129	6.50%, 05/01/2031	132
463	6.50%, 09/01/2031	474
463	6.50%, 07/01/2032	472
2,486,811	6.50%, 11/01/2053	2,549,923
398	7.00%, 07/01/2029	410
59	7.00%, 12/01/2030	61
59	7.00%, 03/01/2032	61
394	7.00%, 09/01/2032	405
381	7.50%, 06/01/2027	382
5,021	7.50%, 03/01/2030	5,079
5,189	7.50%, 04/01/2030	5,186
493	7.50%, 06/01/2030	501
922	7.50%, 07/01/2030	936
271	7.50%, 08/01/2030	275
2,200	7.50%, 05/01/2031	2,215
3,569	7.50%, 06/01/2031	3,547
335	7.50%, 08/01/2031	338
14,065	7.50%, 09/01/2031	13,972
32	7.50%, 05/01/2032	32
		281,214,763
	Government National Mortgage Association - 8.5%
2,405,010	2.00%, 10/20/2050	1,951,475
4,610,058	2.00%, 12/20/2050	3,742,546
16,395,000	2.00%, 07/20/2054(15)	13,292,130
412,471	2.50%, 12/16/2039	376,965
798,146	2.50%, 07/20/2041	698,730
2,549,968	2.50%, 10/20/2049	2,198,247
1,901,026	2.50%, 11/20/2049	1,614,941
1,505,142	2.50%, 03/20/2051	1,270,764
2,148,143	2.50%, 09/20/2051	1,810,989
7,176,544	2.50%, 10/20/2051	6,048,541
16,925,000	2.50%, 07/20/2054(15)	14,264,743
133,499	3.00%, 09/20/2028(4)	3,852
2,003,111	3.00%, 05/20/2035(4)	106,542
256,184	3.00%, 02/16/2043(4)	35,269
1,224,629	3.00%, 03/15/2045	1,077,375
65,864	3.00%, 04/15/2045	57,946
1,095,923	3.00%, 07/15/2045	964,153
23,874	3.00%, 08/15/2045	21,004
7,207,290	3.00%, 04/20/2051	6,309,009
2,172,776	3.00%, 08/20/2051	1,899,841
2,761,380	3.00%, 09/20/2051	2,412,599
7,047,396	3.00%, 12/20/2051	6,157,111
1,442,538	3.00%, 02/20/2052	1,291,434
3,536,622	3.00%, 07/20/2052	3,091,186
12,689,000	3.00%, 07/20/2054(15)	11,077,035
35,148	3.50%, 02/16/2027(4)	616
135,642	3.50%, 03/20/2027(4)	3,740
98,152	3.50%, 07/20/2040(4)	2,291
93,142	3.50%, 02/20/2041(4)	1,075
424,724	3.50%, 04/20/2042(4)	17,234
1,410,291	3.50%, 10/20/2042(4)	207,539
175,596	3.50%, 11/15/2042	162,149
4,284	3.50%, 12/15/2042	3,949
94,793	3.50%, 02/15/2043	87,327
4,689	3.50%, 03/15/2043	4,321
848,498	3.50%, 04/15/2043	781,608
1,935,822	3.50%, 05/15/2043	1,784,105
491,286	3.50%, 07/20/2043(4)	74,156
1,033,017	3.50%, 03/20/2044	947,990

The accompanying notes are an integral part of these financial statements.
50

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Government National Mortgage Association - 8.5% - (continued)
$ 1,329,508	3.50%, 06/20/2046	$ 1,213,597
338,532	3.50%, 07/20/2046	308,884
352,086	3.50%, 10/20/2046	321,388
1,407,588	3.50%, 02/20/2047	1,282,827
412,791	3.50%, 08/20/2047	375,938
287,974	3.50%, 11/20/2047	261,914
353,492	3.50%, 03/20/2048	321,856
1,081,328	3.50%, 07/20/2049	983,795
10,079,000	3.50%, 07/20/2054(15)	9,069,573
832,225	3.88%, 08/15/2042	783,738
21,862	4.00%, 12/16/2026(4)	38
353,550	4.00%, 05/20/2029(4)	5,009
1,509,621	4.00%, 07/20/2040	1,437,095
1,664,320	4.00%, 09/20/2040	1,584,360
2,647,678	4.00%, 10/20/2040	2,518,532
687,039	4.00%, 12/20/2040	653,188
141,015	4.00%, 05/16/2042(4)	13,664
2,186,650	4.00%, 09/16/2042(4)	421,934
118,629	4.00%, 01/20/2044(4)	21,096
861,643	4.00%, 01/16/2046(4)	149,610
782,685	4.00%, 03/20/2047(4)	124,473
370,149	4.00%, 11/20/2047	343,648
1,064,360	4.00%, 03/20/2048	991,622
2,686,542	4.00%, 07/20/2048	2,517,010
3,210,000	4.00%, 07/20/2054(15)	2,972,210
42,602	4.50%, 11/15/2039	40,940
481,077	4.50%, 05/15/2040	467,910
1,675,551	4.50%, 05/20/2040	1,637,057
89,541	4.50%, 07/15/2041	86,179
1,543,438	4.50%, 08/20/2045(4)	276,363
148,025	4.50%, 01/20/2046	143,470
1,033,035	4.50%, 01/20/2047(4)	127,124
1,138,481	4.50%, 05/20/2048(4)	174,325
328,419	4.50%, 05/20/2052	313,239
958,890	4.50%, 08/20/2052	915,064
877,232	4.50%, 09/20/2052	836,278
3,950,215	4.50%, 10/20/2052	3,772,511
979,247	5.00%, 02/16/2040(4)	193,873
883,776	5.00%, 05/20/2040	884,098
700,498	5.00%, 06/20/2040	700,753
274,669	5.00%, 07/20/2040	274,769
526,235	5.00%, 06/15/2041	533,547
543,197	5.00%, 10/16/2041(4)	84,594
741,110	5.00%, 03/15/2044	752,348
213,154	5.00%, 01/16/2047(4)	45,997
3,655,289	5.00%, 07/15/2052	3,568,632
10,950,000	5.00%, 07/20/2054(15)	10,676,139
194,783	5.50%, 03/15/2033	198,533
281,058	5.50%, 04/15/2033	283,136
231,880	5.50%, 05/15/2033	235,026
398,327	5.50%, 10/20/2034	408,459
679,374	5.50%, 03/20/2039(4)	92,438
669,751	5.50%, 02/16/2047(4)	104,536
432,374	5.50%, 02/20/2047(4)	70,201
4,950,000	5.50%, 07/20/2054(15)	4,916,954
380	6.00%, 01/15/2029	386
313	6.00%, 04/15/2029	316
13,540	6.00%, 12/15/2031	13,774
330	6.00%, 10/15/2032	344
8,794	6.00%, 06/15/2033	9,003
186	6.00%, 03/15/2034	188
15,347	6.00%, 08/15/2034	15,849
25,427	6.00%, 09/15/2034	26,078
17,273	6.00%, 02/15/2035	17,832
30,287	6.00%, 03/15/2036	31,410
31,448	6.00%, 05/15/2036	32,196
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Government National Mortgage Association - 8.5% - (continued)
$ 75,975	6.00%, 06/15/2036	$ 78,139
8,520	6.00%, 06/15/2037	8,702
19,613	6.00%, 08/15/2037	20,249
30,444	6.00%, 08/15/2039	31,155
682,810	6.00%, 09/20/2040(4)	114,088
50,706	6.00%, 06/15/2041	52,337
674,576	6.00%, 02/20/2046(4)	101,008
10,481	6.50%, 06/15/2028	10,773
471	6.50%, 08/15/2028	479
1,253	6.50%, 09/15/2028	1,274
636	6.50%, 11/15/2028	647
2,639	6.50%, 12/15/2028	2,702
5,604	6.50%, 02/15/2029	5,709
39,534	6.50%, 03/15/2029	40,506
11,884	6.50%, 04/15/2029	12,200
4,002	6.50%, 05/15/2029	4,113
68,983	6.50%, 06/15/2029	70,467
2,097	6.50%, 07/15/2029	2,122
87	6.50%, 03/15/2031	89
68,415	6.50%, 04/15/2031	70,101
18,686	6.50%, 05/15/2031	19,192
1,427	6.50%, 06/15/2031	1,452
81,566	6.50%, 07/15/2031	83,602
13,601	6.50%, 08/15/2031	13,900
22,099	6.50%, 09/15/2031	22,625
37,708	6.50%, 10/15/2031	38,240
137,341	6.50%, 11/15/2031	140,079
27,797	6.50%, 12/15/2031	28,224
55,219	6.50%, 01/15/2032	56,314
14,538	6.50%, 02/15/2032	14,798
23,629	6.50%, 03/15/2032	24,273
86,692	6.50%, 04/15/2032	88,232
203	6.50%, 05/15/2032	206
12,095	6.50%, 06/15/2032	12,246
167	7.00%, 02/15/2031	168
74	7.00%, 06/15/2031	74
52	7.00%, 08/15/2031	53
		148,661,933
	Uniform Mortgage-Backed Security - 9.6%
13,970,000	2.00%, 07/01/2054(15)	10,957,183
7,775,000	2.50%, 07/01/2054(15)	6,367,061
9,675,000	4.00%, 07/01/2054(15)	8,867,592
40,566,000	4.50%, 07/01/2054(15)	38,306,663
4,650,000	5.00%, 07/01/2054(15)	4,501,767
63,699,000	5.50%, 07/01/2054(15)	62,898,276
22,050,000	6.00%, 07/01/2054(15)	22,133,015
2,235,000	6.50%, 07/01/2054(15)	2,276,356
11,370,000	7.00%, 07/01/2054(15)	11,698,653
		168,006,566
	Total U.S. Government Agencies (cost $784,407,145)	$ 744,522,724
U.S. GOVERNMENT SECURITIES - 16.3%
	U.S. Treasury Securities - 16.3%
	U.S. Treasury Bonds - 10.6%
24,645,000	1.25%, 05/15/2050	$ 12,305,172
5,115,000	1.88%, 11/15/2051	2,990,676
7,090,000	2.25%, 08/15/2046	4,751,962
15,065,000	2.25%, 02/15/2052	9,662,785
7,860,000	2.38%, 11/15/2049	5,252,691
90,455,000	2.88%, 08/15/2045	69,046,139
6,175,000	3.00%, 02/15/2047	4,759,333
20,715,000	3.13%, 08/15/2044(16)	16,631,070
22,615,000	3.38%, 05/15/2044(17)	18,928,578
35,500,000	3.38%, 11/15/2048	28,994,902

The accompanying notes are an integral part of these financial statements.
51

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 16.3% - (continued)
	U.S. Treasury Securities - 16.3% - (continued)
	U.S. Treasury Bonds - 10.6% - (continued)
$ 3,565,000	3.63%, 08/15/2043	$ 3,111,716
12,035,000	3.63%, 05/15/2053	10,306,849
		186,741,873
	U.S. Treasury Inflation-Indexed Bonds - 1.4%
23,242,145	0.25%, 02/15/2050(18)	14,307,293
3,579,450	0.63%, 02/15/2043(18)	2,703,674
5,325,400	0.75%, 02/15/2045(18)	4,014,028
3,073,737	1.38%, 02/15/2044(18)	2,649,115
		23,674,110
	U.S. Treasury Inflation-Indexed Notes - 3.3%
2,890,356	1.38%, 07/15/2033(18)	2,734,471
56,548,355	1.75%, 01/15/2034(18)	54,994,953
		57,729,424
	U.S. Treasury Notes - 1.0%
21,815,000	0.63%, 05/15/2030	17,651,403
	Total U.S. Government Securities (cost $367,413,507)	$ 285,796,810
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(19)(20)	$ —
	Total Common Stocks (cost $265,121)	$ —
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, (Preference Shares), 6.61%(9)	$ 1,930,362
	Total Preferred Stocks (cost $1,591,820)	$ 1,930,362
	Total Long-Term Investments (cost $2,126,037,766)	$ 1,952,454,396
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
4,229,679	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $4,231,551; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $4,314,399	$ 4,229,679
	Securities Lending Collateral - 0.2%
515,433	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(21)	515,433
1,718,112	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(21)	1,718,112
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
515,434	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(21)		$ 515,434
515,434	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(21)		515,434
			3,264,413
	Total Short-Term Investments (cost $7,494,092)		$ 7,494,092
	Total Investments (cost $2,133,531,858)	111.6%	$ 1,959,948,488
	Other Assets and Liabilities	(11.6)%	(204,308,426)
	Net Assets	100.0%	$ 1,755,640,062
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $504,108,845, representing 28.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $28,472,949, representing 1.6% of net assets.
(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.
52

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2024.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2024, the market value of securities pledged was $10,196,215.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $5,775,246.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	30,559	$ 265,121	$ —

(20)	Investment valued using significant unobservable inputs.
(21)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	684	09/18/2024	$ 60,032,806	$ 222,384
U.S. Treasury 2-Year Note Future	765	09/30/2024	156,227,344	418,172
U.S. Treasury 5-Year Note Future	793	09/30/2024	84,516,453	484,892
U.S. Treasury 10-Year Note Future	940	09/19/2024	103,385,312	611,091
U.S. Treasury 10-Year Ultra Future	467	09/19/2024	53,019,094	138,991
U.S. Treasury Ultra Bond Future	16	09/19/2024	2,005,500	(54,400)
Total				$ 1,821,130
Short position contracts:
Euro BUXL 30-Year Bond Future	(39)	09/06/2024	$ (5,439,743)	$ (89,436)
Euro-BUND Future	(386)	09/06/2024	(54,409,981)	(179,623)
U.S. Treasury Long Bond Future	(138)	09/19/2024	(16,327,125)	(182,476)
Total				$ (451,535)
Total futures contracts				$ 1,369,595

TBA Sale Commitments Outstanding at June 30, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$ 15,775,000	07/20/2054	$ (13,295,499)	$ (264,149)
Government National Mortgage Association, 3.00%	12,689,000	08/20/2054	(11,082,983)	85,481
Government National Mortgage Association, 3.00%	15,394,000	07/20/2054	(13,438,401)	(27,217)
Government National Mortgage Association, 4.50%	2,250,000	07/20/2054	(2,141,697)	(2,703)
Uniform Mortgage-Backed Security, 2.00%	10,450,000	07/01/2039	(9,192,683)	27,952
Uniform Mortgage-Backed Security, 3.00%	8,345,000	07/01/2054	(7,112,765)	(66,130)
Uniform Mortgage-Backed Security, 3.00%	1,925,000	07/01/2039	(1,782,583)	9,171
Uniform Mortgage-Backed Security, 3.50%	768,000	07/01/2054	(681,004)	(2,764)
Uniform Mortgage-Backed Security, 4.00%	6,914,000	07/01/2054	(6,337,006)	35,711
Uniform Mortgage-Backed Security, 4.50%	3,936,000	07/01/2039	(3,851,415)	21,087
The accompanying notes are an integral part of these financial statements.
53

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2024 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 5.00%	$ 12,100,000	07/01/2054	$ (11,714,276)	$ (152,332)
Uniform Mortgage-Backed Security, 6.00%	12,810,000	07/01/2054	(12,858,227)	(8,697)
Total TBA sale commitments (proceeds receivable $93,143,949)			$ (93,488,539)	$ (344,590)
At June 30, 2024, the aggregate market value of TBA Sale Commitments represents (5.3)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	12,550,000	(1.00%)	06/20/2029	Quarterly	$ 335,411	$ —	$ 397,213	$ 61,802
Total centrally cleared credit default swap contracts						$ 335,411	$ —	$ 397,213	$ 61,802

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.66% Fixed	12 Mo. USD SOFR	USD	5,075,000	06/12/2035	Annual	$ —	$ (328)	$ 54,075	$ 54,403
3.67% Fixed	12 Mo. USD SOFR	USD	5,075,000	06/12/2035	Annual	—	—	48,260	48,260
3.65% Fixed	12 Mo. USD SOFR	USD	2,820,000	06/12/2035	Annual	—	—	32,388	32,388
3.65% Fixed	12 Mo. USD SOFR	USD	2,535,000	06/12/2035	Annual	—	—	27,512	27,512
3.74% Fixed	12 Mo. USD SOFR	USD	3,455,000	06/12/2035	Annual	—	—	13,333	13,333
3.88% Fixed	12 Mo. USD SOFR	USD	2,280,000	06/12/2035	Annual	—	—	(15,525)	(15,525)
3.87% Fixed	12 Mo. USD SOFR	USD	6,850,000	06/12/2035	Annual	—	—	(43,935)	(43,935)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	37,475	—	1,688,194	1,650,719
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	41,689	—	580,117	538,428
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(65,577)	520,740	586,317
3.59% Fixed	12 Mo. USD SOFR	USD	9,465,000	09/20/2053	Annual	39,615	—	348,990	309,375
Total centrally cleared interest rate swaps contracts						$ 118,779	$ (65,905)	$ 3,254,149	$ 3,201,275

Foreign Currency Contracts Outstanding at June 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,349,000	EUR	2,538,907	USD	RBS	09/18/2024	$ (13,568)
7,372,635	USD	40,057,000	BRL	GSC	09/18/2024	270,695
32,653,381	USD	30,384,000	EUR	DEUT	09/18/2024	(11,544)
Total foreign currency contracts						$ 245,583
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
54

Hartford Total Return Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 335,418,279	$ —	$ 335,418,279	$ —
Corporate Bonds	507,148,560	—	507,148,560	—
Foreign Government Obligations	54,004,033	—	54,004,033	—
Municipal Bonds	23,626,055	—	23,626,055	—
Senior Floating Rate Interests	7,573	—	7,573	—
U.S. Government Agencies	744,522,724	—	744,522,724	—
U.S. Government Securities	285,796,810	—	285,796,810	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	1,930,362	1,930,362	—	—
Short-Term Investments	7,494,092	3,264,413	4,229,679	—
Foreign Currency Contracts(2)	270,695	—	270,695	—
Futures Contracts(2)	1,875,530	1,875,530	—	—
Swaps - Credit Default(2)	61,802	—	61,802	—
Swaps - Interest Rate(2)	3,260,735	—	3,260,735	—
Total	$ 1,965,417,250	$ 7,070,305	$ 1,958,346,945	$ —
Liabilities
Foreign Currency Contracts(2)	$ (25,112)	$ —	$ (25,112)	$ —
Futures Contracts(2)	(505,935)	(505,935)	—	—
Swaps - Interest Rate(2)	(59,460)	—	(59,460)	—
TBA Sale Commitments	(93,488,539)	—	(93,488,539)	—
Total	$ (94,079,046)	$ (505,935)	$ (93,573,111)	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.2%
	Asset-Backed - Automobile - 24.6%
$ 1,497,201	Ally Auto Receivables Trust 5.76%, 11/15/2026	$ 1,497,884
	American Credit Acceptance Receivables Trust
127,885	5.89%, 10/13/2026(1)	127,899
2,238,774	5.90%, 02/12/2027(1)	2,239,549
331,265	6.00%, 03/12/2027(1)	331,547
	AmeriCredit Automobile Receivables Trust
38,907	0.68%, 10/19/2026	38,802
1,969,000	1.01%, 01/19/2027	1,875,914
1,124,252	2.45%, 11/18/2026	1,107,319
2,750,000	5.75%, 02/18/2028	2,750,154
1,226,357	5.84%, 10/19/2026	1,226,747
	ARI Fleet Lease Trust
365,000	5.30%, 11/15/2032(1)	363,667
943,201	5.41%, 02/17/2032(1)	941,112
475,000	6.05%, 07/15/2032(1)	476,778
746,436	Bank of America Auto Trust 5.83%, 05/15/2026(1)	746,932
835,233	BMW Vehicle Lease Trust 5.95%, 08/25/2025	836,114
	Bridgecrest Lending Auto Securitization Trust
1,500,000	5.78%, 02/16/2027	1,499,787
614,803	5.82%, 09/15/2026	614,720
386,179	6.34%, 07/15/2026	386,487
	Capital One Prime Auto Receivables Trust
1,268,262	3.17%, 04/15/2027	1,245,310
297,199	5.20%, 05/15/2026	296,801
	CarMax Auto Owner Trust
865,000	4.75%, 10/15/2027	857,982
205,187	5.23%, 01/15/2026	205,110
744,823	5.50%, 06/15/2026	744,463
2,360,000	5.65%, 05/17/2027	2,362,598
865,745	5.72%, 11/16/2026	865,690
	Carvana Auto Receivables Trust
47,203	0.49%, 03/10/2026	47,111
231,986	0.70%, 01/10/2028	223,164
956,000	5.50%, 08/10/2027(1)	953,976
1,225,071	5.76%, 04/12/2027(1)	1,224,720
507,839	5.77%, 04/12/2027(1)	507,492
245,901	6.09%, 11/10/2026(1)	246,136
1,138,685	6.23%, 01/11/2027(1)	1,140,614
554,815	6.41%, 09/10/2027(1)	556,414
	Chase Auto Owner Trust
1,245,000	5.48%, 04/26/2027(1)	1,243,882
1,415,000	5.66%, 05/26/2027(1)	1,415,499
	Chesapeake Funding II LLC
1,287,045	5.65%, 05/15/2035(1)	1,286,519
184,126	5.68%, 04/15/2033, 30 day USD SOFR Average + 0.34%(1)(2)	184,126
	Citizens Auto Receivables Trust
1,495,000	5.43%, 10/15/2026(1)	1,493,187
1,350,000	5.54%, 11/16/2026(1)	1,349,423
1,441,557	6.09%, 10/15/2026(1)	1,443,935
	CPS Auto Receivables Trust
170,988	5.54%, 03/16/2026(1)	170,964
467,118	5.71%, 09/15/2027(1)	466,506
2,446,819	5.78%, 01/18/2028(1)	2,447,073
695,917	5.91%, 08/16/2027(1)	696,154
244,732	6.13%, 09/15/2026(1)	244,904
558,237	6.40%, 06/15/2027(1)	559,602
15,003	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	14,972
	DT Auto Owner Trust
731,234	5.48%, 04/15/2027(1)	730,813
547,609	5.88%, 04/15/2027(1)	547,730
718,923	6.29%, 08/16/2027(1)	720,718
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.2% - (continued)
	Asset-Backed - Automobile - 24.6% - (continued)
	Enterprise Fleet Financing LLC
$ 297,213	0.48%, 05/20/2027(1)	$ 293,584
253,165	4.38%, 07/20/2029(1)	250,645
1,190,000	5.23%, 03/20/2030(1)	1,186,447
700,777	5.51%, 01/22/2029(1)	699,543
1,227,328	5.56%, 04/22/2030(1)	1,227,341
1,440,000	5.74%, 12/20/2026(1)	1,443,815
1,072,944	5.76%, 10/22/2029(1)	1,073,712
3,320,000	6.40%, 03/20/2030(1)	3,357,423
	Exeter Automobile Receivables Trust
459,264	5.60%, 08/17/2026	459,092
1,205,000	5.70%, 05/15/2026	1,205,034
2,750,000	5.82%, 02/15/2027	2,750,771
467,132	6.04%, 07/15/2026	467,214
151,578	6.07%, 12/15/2025	151,648
172,793	FHF Trust 0.83%, 12/15/2026(1)	169,215
1,535,446	Fifth Third Auto Trust 5.80%, 11/16/2026	1,536,722
	First Investors Auto Owner Trust
144,544	0.48%, 03/15/2027(1)	143,701
442,328	2.03%, 01/15/2027(1)	436,380
	Flagship Credit Auto Trust
161,080	0.81%, 07/17/2026(1)	160,149
794,510	5.76%, 04/15/2027(1)	793,942
900,712	5.89%, 07/15/2027(1)	900,861
1,515,000	Ford Credit Auto Lease Trust 5.24%, 07/15/2026	1,511,589
	Ford Credit Auto Owner Trust
389,921	5.14%, 03/15/2026	389,409
41,503	5.37%, 08/15/2025	41,500
1,131,673	5.57%, 06/15/2026	1,131,147
	Foursight Capital Automobile Receivables Trust
127,546	5.43%, 10/15/2026(1)	127,459
1,120,745	5.99%, 05/15/2028(1)	1,123,023
	GLS Auto Receivables Issuer Trust
21,261	4.59%, 05/15/2026(1)	21,248
2,800,000	5.57%, 02/16/2027(1)	2,795,491
751,179	5.70%, 01/15/2027(1)	750,878
1,850,000	5.77%, 06/15/2027(1)	1,850,008
396,876	5.98%, 08/17/2026(1)	396,951
1,113,294	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	1,119,574
	GM Financial Automobile Leasing Trust
785,000	5.16%, 04/20/2026	783,278
31,089	5.27%, 06/20/2025	31,084
289,519	5.44%, 10/20/2025	289,389
1,801,568	5.58%, 01/20/2026	1,801,568
	GM Financial Consumer Automobile Receivables Trust
209,126	4.60%, 11/17/2025	208,968
354,679	5.10%, 05/18/2026	354,170
445,000	5.12%, 02/16/2027	443,611
551,044	5.19%, 03/16/2026	550,549
1,265,000	5.33%, 03/16/2027	1,263,525
817,962	5.74%, 09/16/2026	818,563
2,064,981	5.89%, 11/16/2026	2,067,659
	Honda Auto Receivables Owner Trust
513,725	5.41%, 04/15/2026	513,122
2,219,099	5.87%, 06/22/2026	2,222,733
1,490,000	Huntington Auto Trust 5.50%, 03/15/2027(1)	1,488,513
	Hyundai Auto Lease Securitization Trust
1,585,000	5.05%, 01/15/2026(1)	1,581,483
1,749,334	5.15%, 06/15/2026(1)	1,744,055
15,951	5.20%, 04/15/2025(1)	15,949
1,544,162	5.85%, 03/16/2026(1)	1,546,214

The accompanying notes are an integral part of these financial statements.
56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.2% - (continued)
	Asset-Backed - Automobile - 24.6% - (continued)
	Hyundai Auto Receivables Trust
$ 2,350,000	1.09%, 05/17/2027	$ 2,254,173
483,480	5.19%, 12/15/2025	483,057
1,329,472	5.77%, 05/15/2026	1,330,485
	LAD Auto Receivables Trust
1,058,070	5.44%, 11/16/2026(1)	1,056,031
582,345	6.09%, 06/15/2026(1)	582,720
738,270	Mercedes-Benz Auto Lease Trust 5.24%, 11/17/2025	737,772
1,065,000	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	1,054,180
	Nissan Auto Lease Trust
2,226,609	4.91%, 01/15/2026	2,221,484
2,390,000	5.11%, 10/15/2026	2,381,635
486,686	5.74%, 08/15/2025	486,689
	Nissan Auto Receivables Owner Trust
78,019	4.50%, 08/15/2025	77,966
477,655	5.34%, 02/17/2026	477,340
	Porsche Financial Auto Securitization Trust
617,090	5.42%, 12/22/2026(1)	616,681
691,286	5.88%, 11/23/2026(1)	691,778
	Santander Drive Auto Receivables Trust
369,479	1.26%, 02/16/2027	366,236
570,393	5.71%, 02/16/2027	570,516
2,250,000	5.80%, 09/15/2027	2,250,230
185,978	6.08%, 08/17/2026	186,148
354,586	6.08%, 05/17/2027	355,150
1,626,775	6.18%, 02/16/2027	1,628,727
	SBNA Auto Lease Trust
1,150,000	5.39%, 11/20/2026(1)	1,147,869
724,929	6.27%, 04/20/2026(1)	727,208
	SFS Auto Receivables Securitization Trust
784,239	5.35%, 06/21/2027(1)	782,714
490,416	5.89%, 03/22/2027(1)	490,920
	Tesla Auto Lease Trust
950,000	5.37%, 06/22/2026(1)	948,017
603,264	5.86%, 08/20/2025(1)	603,624
1,155,912	6.02%, 09/22/2025(1)	1,157,330
1,930,000	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	1,928,477
	Toyota Auto Receivables Owner Trust
549,165	5.28%, 05/15/2026	548,470
1,180,000	5.41%, 03/15/2027	1,179,445
687,454	USAA Auto Owner Trust 5.83%, 07/15/2026(1)	687,830
563,316	Volkswagen Auto Loan Enhanced Trust 5.50%, 12/21/2026	562,985
	Westlake Automobile Receivables Trust
1,409,964	1.23%, 04/15/2026(1)	1,390,023
438,960	5.51%, 06/15/2026(1)	438,835
580,000	5.62%, 03/15/2027(1)	579,444
3,255,000	5.80%, 02/16/2027(1)	3,257,972
848,149	5.89%, 02/16/2027(1)	848,443
900,166	5.96%, 10/15/2026(1)	901,066
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	269,755
	Wheels Fleet Lease Funding 1 LLC
1,620,238	5.80%, 04/18/2038(1)	1,620,343
1,000,000	6.46%, 08/18/2038(1)	1,007,926
	World Omni Auto Receivables Trust
389,055	5.18%, 07/15/2026	388,531
262,492	5.25%, 11/16/2026	262,164
466,007	World Omni Automobile Lease Securitization Trust 5.47%, 11/17/2025	465,837
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.2% - (continued)
	Asset-Backed - Automobile - 24.6% - (continued)
	World Omni Select Auto Trust
$ 503,336	0.53%, 03/15/2027	$ 499,212
897,333	5.92%, 03/15/2027	897,646
		134,646,033
	Commercial Mortgage-Backed Securities - 0.0%
144,773	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	142,827
	Other Asset-Backed Securities - 13.6%
1,925,000	610 Funding CLO 2 Ltd. 6.69%, 01/20/2034, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,925,000
	Affirm Asset Securitization Trust
242,595	4.55%, 06/15/2027(1)	241,128
975,000	6.61%, 01/18/2028(1)	978,912
409,880	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	408,844
1,035,000	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	1,032,171
2,735,000	Apidos CLO XXXII Ltd. 6.59%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	2,735,000
675,000	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	677,933
	BHG Securitization Trust
537,924	1.71%, 02/20/2035(1)	531,227
132,664	5.32%, 10/17/2035(1)	132,427
1,847,377	Carlyle U.S. CLO Ltd. 6.48%, 10/15/2031, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,850,346
	CCG Receivables Trust
210,353	0.54%, 03/14/2029(1)	206,748
1,256,538	3.91%, 07/16/2029(1)	1,242,740
1,260,606	5.82%, 09/16/2030(1)	1,263,057
	CNH Equipment Trust
1,440,000	5.19%, 07/15/2027	1,435,473
474,257	5.34%, 09/15/2026	473,630
513,977	5.42%, 07/15/2026	513,629
600,000	5.42%, 10/15/2027	600,136
	Daimler Trucks Retail Trust
1,100,000	5.60%, 04/15/2026	1,099,944
1,160,693	6.03%, 09/15/2025	1,161,813
	Dell Equipment Finance Trust
860,000	5.58%, 03/22/2030(1)	860,985
466,871	5.84%, 01/22/2029(1)	467,037
567,995	6.10%, 04/23/2029(1)	568,842
	Dext ABS LLC
79,633	1.12%, 02/15/2028(1)	79,048
1,863,879	6.56%, 05/15/2034(1)	1,869,256
667,095	DLLAA LLC 5.93%, 07/20/2026(1)	667,985
	DLLAD LLC
1,239,818	0.64%, 09/21/2026(1)	1,205,453
775,527	5.19%, 04/20/2026(1)	773,999
595,000	5.50%, 08/20/2027(1)	595,286
985,612	DLLMT LLC 5.78%, 11/20/2025(1)	985,981
	DLLST LLC
86,668	3.40%, 01/21/2025(1)	86,559
640,000	5.33%, 01/20/2026(1)	638,385
57,206	FCI Funding LLC 1.13%, 04/15/2033(1)	57,048
3,000,000	GoldenTree Loan Management U.S. CLO 4 Ltd. 6.47%, 04/24/2031, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,001,500
1,836,689	Granite Park Equipment Leasing LLC 6.51%, 05/20/2030(1)	1,846,116
	GreatAmerica Leasing Receivables Funding LLC
495,626	4.92%, 05/15/2025(1)	494,978
1,655,000	5.32%, 08/17/2026(1)	1,651,200
900,414	5.35%, 02/16/2026(1)	898,567

The accompanying notes are an integral part of these financial statements.
57

Hartford Ultrashort Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.2% - (continued)
	Other Asset-Backed Securities - 13.6% - (continued)
	HPEFS Equipment Trust
$ 1,340,000	5.18%, 05/20/2031(1)	$ 1,334,521
248,737	5.26%, 08/20/2029(1)	248,612
760,000	5.43%, 08/20/2029(1)	759,215
1,030,000	6.04%, 01/21/2031(1)	1,032,636
	John Deere Owner Trust
874,260	5.28%, 03/16/2026	873,410
1,347,889	5.59%, 06/15/2026	1,347,649
	Kubota Credit Owner Trust
1,610,000	5.39%, 01/15/2027(1)	1,606,442
458,174	5.40%, 02/17/2026(1)	457,726
2,334,445	5.61%, 07/15/2026(1)	2,333,562
2,780,000	Madison Park Funding XXIV Ltd. 6.45%, 10/20/2029, 3 mo. USD Term SOFR + 1.12%(1)(2)	2,781,187
	Marlette Funding Trust
2,731	5.18%, 11/15/2032(1)	2,730
422,886	6.04%, 06/15/2033(1)	422,725
317,889	6.07%, 04/15/2033(1)	317,865
533,807	6.49%, 09/15/2033(1)	534,218
	MMAF Equipment Finance LLC
2,375,000	5.20%, 09/13/2027(1)	2,363,745
1,365,149	5.79%, 11/13/2026(1)	1,365,872
140,959	New York City Tax Lien Trust 2.10%, 11/10/2034(1)	140,076
2,290,102	Octagon Investment Partners 36 Ltd. 6.56%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	2,293,281
2,775,997	Octagon Investment Partners 39 Ltd. 6.47%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(2)	2,780,305
1,296,638	Octagon Investment Partners XVII Ltd. 6.59%, 01/25/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	1,298,299
2,225,000	PFS Financing Corp. 0.77%, 08/15/2026(1)	2,210,482
1,121,739	Race Point IX CLO Ltd. 6.53%, 10/15/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,121,966
2,750,000	Rad CLO 7 Ltd. 6.67%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,753,174
1,900,000	RR 24 Ltd. 7.06%, 01/15/2036, 3 mo. USD Term SOFR + 1.73%(1)(2)	1,907,003
	SCF Equipment Leasing LLC
204,986	6.24%, 07/20/2028(1)	205,112
1,935,000	6.56%, 01/22/2030(1)	1,950,545
63,645	SoFi Consumer Loan Program Trust 5.81%, 05/15/2031(1)	63,634
1,545,000	Verizon Master Trust 5.23%, 11/22/2027	1,542,219
2,750,000	Voya CLO Ltd. 6.52%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(2)	2,753,696
		74,060,290
	Whole Loan Collateral CMO - 3.0%
543,453	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	499,296
	BRAVO Residential Funding Trust
286,641	0.94%, 02/25/2049(1)(3)	252,809
305,336	0.97%, 03/25/2060(1)(3)	284,535
979,572	1.70%, 04/25/2060(1)(3)	881,562
152,030	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	147,971
	COLT Mortgage Loan Trust
1,528,156	1.11%, 10/25/2066(1)(3)	1,263,427
402,369	1.33%, 10/26/2065(1)(3)	358,941
1,842,820	1.40%, 10/25/2066(1)(3)	1,506,065
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.2% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 77,657	1.51%, 04/27/2065(1)(3)	$ 73,607
976,924	1.73%, 11/26/2066(1)(3)	826,935
1,136,520	CSMC Trust 3.57%, 07/25/2049(1)(4)	1,062,940
	Ellington Financial Mortgage Trust
400,120	0.93%, 06/25/2066(1)(3)	326,461
45,811	2.74%, 11/25/2059(1)(3)	43,460
	GCAT Trust
2,585,840	1.26%, 07/25/2066(1)(3)	2,088,066
558,694	1.92%, 08/25/2066(1)(3)	504,441
	MFA Trust
254,603	1.01%, 01/26/2065(1)(3)	232,040
469,857	1.03%, 11/25/2064(1)(3)	404,552
	New Residential Mortgage Loan Trust
1,275,201	1.16%, 11/27/2056(1)(3)	1,070,427
372,227	4.00%, 08/27/2057(1)(3)	352,225
30,289	OBX Trust 6.11%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	29,318
52,854	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	50,943
1,769,180	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,442,800
	Starwood Mortgage Residential Trust
228,612	0.94%, 05/25/2065(1)(3)	207,858
32,101	2.28%, 02/25/2050(1)(3)	30,078
	Towd Point Mortgage Trust
374,977	2.75%, 06/25/2057(1)(3)	358,259
637,501	3.75%, 03/25/2058(1)(3)	624,535
96,692	6.06%, 02/25/2057, 1 mo. USD Term SOFR + 0.71%(1)(2)	98,836
	Verus Securitization Trust
1,040,085	1.63%, 10/25/2066(1)(3)	867,381
107,138	3.64%, 11/25/2059(1)(4)	104,011
173,563	3.69%, 11/25/2059(1)(3)	168,528
		16,162,307
	Total Asset & Commercial Mortgage-Backed Securities (cost $227,513,807)	$ 225,011,457
CORPORATE BONDS - 29.0%
	Aerospace/Defense - 0.2%
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	$ 928,891
	Agriculture - 0.5%
1,700,000	Cargill, Inc. 3.50%, 04/22/2025(1)	1,675,247
1,225,000	Philip Morris International, Inc. 5.13%, 11/15/2024	1,223,445
		2,898,692
	Auto Manufacturers - 1.5%
1,400,000	American Honda Finance Corp. 4.95%, 01/09/2026	1,392,406
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	561,928
875,000	5.60%, 08/08/2025(1)	875,878
1,500,000	General Motors Financial Co., Inc. 5.98%, 10/15/2024, 3 mo. USD SOFR + 0.62%(2)	1,500,557
	Hyundai Capital America
1,650,000	5.45%, 06/24/2026(1)	1,647,303
1,000,000	6.25%, 11/03/2025(1)	1,007,452
1,225,000	Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(1)	1,223,966
		8,209,490

The accompanying notes are an integral part of these financial statements.
58

Hartford Ultrashort Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Beverages - 0.4%
$ 730,000	Diageo Capital PLC 5.20%, 10/24/2025	$ 728,679
1,750,000	JDE Peet's NV 0.80%, 09/24/2024(1)	1,726,001
		2,454,680
	Chemicals - 0.6%
1,700,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	1,607,804
1,225,000	Linde, Inc. 4.80%, 12/05/2024	1,221,434
580,000	Nutrien Ltd. 5.95%, 11/07/2025	583,071
		3,412,309
	Commercial Banks - 15.0%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	1,621,061
1,750,000	ANZ New Zealand International Ltd. 5.97%, 02/18/2025, 3 mo. USD SOFR + 0.60%(1)(2)(6)	1,752,555
925,000	Bank of America Corp. 5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	919,416
2,000,000	Bank of America NA 5.65%, 08/18/2025	2,006,126
	Bank of New York Mellon
430,000	5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(5)	429,283
1,000,000	5.22%, 11/21/2025, (5.22% fixed rate until 11/21/2024; 6 mo. USD SOFR + 0.80% thereafter)(5)	998,195
3,675,000	Bank of Nova Scotia 5.74%, 07/31/2024, 3 mo. USD SOFR + 0.38%(2)	3,675,331
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	989,463
1,250,000	4.94%, 01/26/2026(1)	1,239,565
875,000	5.90%, 07/13/2026(1)	881,945
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(5)	966,610
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,121,329
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,208,340
1,400,000	Citigroup, Inc. 6.05%, 01/25/2026, 3 mo. USD SOFR + 0.69%(2)	1,401,218
750,000	Citizens Bank NA 6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(5)	749,580
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,247,244
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,199,836
	Danske Bank AS
1,180,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(5)	1,188,226
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	752,006
1,880,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/27/2024; 6 mo. USD SOFR + 1.23% thereafter)(5)	1,878,356
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(5)	1,672,272
	Goldman Sachs Group, Inc.
1,250,000	5.70%, 11/01/2024	1,250,415
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Commercial Banks - 15.0% - (continued)
$ 1,750,000	5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 6 mo. USD SOFR + 1.08% thereafter)(5)	$ 1,750,679
1,500,000	5.87%, 09/10/2024, 3 mo. USD SOFR + 0.50%(2)	1,500,294
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(5)	1,276,757
1,250,000	Huntington National Bank 5.70%, 11/18/2025, (5.70% fixed rate until 11/18/2024; 6 mo. USD SOFR + 1.22% thereafter)(5)	1,248,079
850,000	JP Morgan Chase & Co. 5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(5)	849,117
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	778,434
	Macquarie Group Ltd.
1,500,000	6.07%, 10/14/2025, 3 mo. USD SOFR + 0.71%(1)(2)	1,500,525
1,200,000	6.21%, 11/22/2024(1)	1,201,633
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,266,636
1,850,000	5.40%, 11/21/2025	1,841,336
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(5)	1,218,069
	Morgan Stanley Bank NA
1,250,000	4.75%, 04/21/2026	1,238,744
1,500,000	5.48%, 07/16/2025	1,502,404
	National Australia Bank Ltd.
1,225,000	4.97%, 01/12/2026	1,218,956
1,400,000	5.74%, 01/12/2025, 3 mo. USD SOFR + 0.38%(1)(2)	1,400,819
3,725,000	National Bank of Canada 5.85%, 08/06/2024, 3 mo. USD SOFR + 0.49%(2)	3,725,340
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	997,579
1,290,000	NatWest Markets PLC 5.89%, 08/12/2024, 3 mo. USD SOFR + 0.53%(1)(2)	1,290,387
1,510,000	PNC Financial Services Group, Inc. 5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(5)	1,508,321
	Royal Bank of Canada
875,000	5.20%, 07/20/2026	873,839
950,000	5.66%, 10/25/2024	949,700
1,475,000	5.69%, 10/07/2024, 3 mo. USD SOFR + 0.34%(2)	1,475,394
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)	1,334,615
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	929,976
	Standard Chartered PLC
1,225,000	6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)	1,233,124
850,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 1 yr. USD CMT + 3.10% thereafter)(1)(5)	855,726
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(5)	1,505,884

The accompanying notes are an integral part of these financial statements.
59

Hartford Ultrashort Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Commercial Banks - 15.0% - (continued)
$ 2,200,000	Sumitomo Mitsui Trust Bank Ltd. 5.81%, 09/16/2024, 3 mo. USD SOFR + 0.44%(1)(2)	$ 2,201,100
	Toronto-Dominion Bank
925,000	5.10%, 01/09/2026	921,583
2,200,000	5.72%, 09/10/2024, 3 mo. USD SOFR + 0.35%(2)	2,200,660
1,250,000	Truist Financial Corp. 5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(5)	1,253,079
	UBS AG
750,000	4.75%, 08/09/2024	749,079
2,200,000	5.81%, 08/09/2024, 3 mo. USD SOFR + 0.45%(1)(2)	2,200,264
1,400,000	5.83%, 01/13/2025, 3 mo. USD SOFR + 0.47%(1)(2)	1,400,915
	Wells Fargo Bank NA
1,700,000	4.81%, 01/15/2026	1,689,008
1,750,000	5.55%, 08/01/2025	1,752,331
		81,988,758
	Diversified Financial Services - 1.0%
	American Express Co.
1,300,000	3.95%, 08/01/2025	1,278,681
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(5)	1,242,754
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	966,480
1,750,000	Charles Schwab Corp. 5.88%, 08/24/2026	1,770,127
		5,258,042
	Electric - 2.4%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,313,589
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,250,750
1,085,000	Consumers Securitization Funding LLC 5.55%, 03/01/2028	1,084,845
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,399,120
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	496,627
	NextEra Energy Capital Holdings, Inc.
1,500,000	4.26%, 09/01/2024	1,495,211
980,000	5.75%, 09/01/2025	982,149
525,000	6.05%, 03/01/2025	526,003
1,700,000	Sempra 5.40%, 08/01/2026	1,698,289
1,750,000	Southern California Edison Co. 5.35%, 03/01/2026	1,746,420
1,000,000	Southern Co. 5.15%, 10/06/2025	995,478
		12,988,481
	Gas - 0.2%
1,000,000	Spire, Inc. 5.30%, 03/01/2026	997,797
	Healthcare - Products - 0.3%
1,550,000	GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,548,274
	Healthcare - Services - 0.6%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,567,266
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	544,378
1,395,000	UnitedHealth Group, Inc. 5.15%, 10/15/2025	1,392,920
		3,504,564
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Insurance - 3.2%
	Athene Global Funding
$ 980,000	5.68%, 02/23/2026(1)	$ 982,205
3,500,000	5.93%, 08/19/2024, 3 mo. USD SOFR + 0.56%(1)(2)	3,501,438
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	693,239
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	727,562
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,538,852
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,219,530
775,000	5.55%, 07/02/2027(1)	772,869
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,220,949
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,255,559
2,500,000	Principal Life Global Funding II 5.75%, 08/23/2024, 3 mo. USD SOFR + 0.38%(1)(2)	2,500,591
	Protective Life Global Funding
1,375,000	3.22%, 03/28/2025(1)(6)	1,351,496
1,525,000	5.37%, 01/06/2026(1)	1,524,002
		17,288,292
	IT Services - 0.1%
875,000	Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	874,883
	Media - 0.2%
1,020,000	Comcast Corp. 5.25%, 11/07/2025	1,019,237
	Oil & Gas - 0.6%
1,400,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,400,663
1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	1,747,846
		3,148,509
	Pharmaceuticals - 0.3%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	464,929
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,215,572
		1,680,501
	Pipelines - 1.1%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	246,935
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	922,404
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,056,010
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,058,301
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,698,296
		5,981,946
	Retail - 0.1%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	796,885
	Semiconductors - 0.4%
1,120,000	Analog Devices, Inc. 5.63%, 10/01/2024, 3 mo. USD SOFR + 0.25%(2)	1,120,134
885,000	Intel Corp. 4.88%, 02/10/2026	879,683
		1,999,817
	Software - 0.0%
275,000	Oracle Corp. 5.80%, 11/10/2025	276,271
	Telecommunications - 0.1%
455,000	NTT Finance Corp. 4.14%, 07/26/2024(1)	454,523

The accompanying notes are an integral part of these financial statements.
60

Hartford Ultrashort Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Trucking & Leasing - 0.2%
$ 1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	$ 1,002,416
	Total Corporate Bonds (cost $158,828,716)	$ 158,713,258
U.S. GOVERNMENT AGENCIES - 4.9%
	Mortgage-Backed Agencies - 4.9%
	Federal Home Loan Mortgage Corp. - 0.7%
531,650	1.00%, 05/15/2041	$ 486,016
164,485	1.75%, 04/15/2027	159,998
28,811	3.00%, 05/15/2043	28,483
209,356	3.50%, 11/15/2025	206,258
1,416,411	3.50%, 05/15/2026	1,393,379
1,935,173	4.00%, 03/15/2037	1,899,362
		4,173,496
	Federal National Mortgage Association - 1.3%
382,220	1.75%, 09/25/2041	355,579
1,281,901	3.00%, 07/25/2043	1,273,060
564,777	3.50%, 08/25/2026	555,590
666,676	3.50%, 11/01/2034	653,902
772,706	3.50%, 11/25/2038	754,828
821,630	4.00%, 09/25/2039	808,134
1,305,663	4.00%, 07/25/2040	1,275,944
1,350,230	4.00%, 06/25/2041	1,325,724
		7,002,761
	Government National Mortgage Association - 2.9%
2,433,334	2.00%, 12/16/2040	2,203,491
1,717,948	2.00%, 06/16/2041	1,594,235
326,403	2.50%, 09/20/2046	308,031
822,835	3.50%, 01/20/2052	797,368
11,150,997	4.50%, 11/20/2043	10,925,056
		15,828,181
	Total U.S. Government Agencies (cost $27,106,361)	$ 27,004,438
U.S. GOVERNMENT SECURITIES - 5.6%
	U.S. Treasury Securities - 5.6%
	U.S. Treasury Notes - 5.6%
10,000,000	0.75%, 11/15/2024	$ 9,830,469
11,600,000	2.88%, 08/15/2028	10,934,360
10,000,000	4.25%, 10/15/2025	9,905,859
	Total U.S. Government Securities (cost $30,657,838)	$ 30,670,688
	Total Long-Term Investments (cost $444,106,722)	$ 441,399,841
SHORT-TERM INVESTMENTS - 17.8%
	Repurchase Agreements - 0.3%
1,778,821	Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/2024 at 5.31%, due on 07/01/2024 with a maturity value of $1,779,608; collateralized by U.S. Treasury Note at 1.50%, maturing 08/15/2026, with a market value of $1,814,402	$ 1,778,821
	Securities Lending Collateral - 0.1%
34,807	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(7)	34,807
116,022	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(7)	116,022
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 17.8% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
34,807	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(7)		$ 34,807
34,807	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(7)		34,807
			220,443
	U.S. Treasury Securities - 17.4%
	U.S. Treasury Bills - 17.4%
$ 3,000,000	5.03%, 03/20/2025(8)		2,892,082
2,000,000	5.11%, 08/22/2024(8)		1,985,267
10,000,000	5.12%, 07/30/2024(8)		9,958,071
10,000,000	5.18%, 08/01/2024(8)		9,954,792
5,000,000	5.18%, 09/26/2024(8)		4,936,864
5,825,000	5.21%, 04/17/2025(8)		5,594,679
5,000,000	5.22%, 08/08/2024(8)		4,972,292
10,000,000	5.25%, 08/20/2024(8)		9,927,222
15,000,000	5.26%, 08/27/2024(8)		14,875,550
5,000,000	5.28%, 11/07/2024(8)		4,907,371
5,550,000	5.29%, 09/03/2024(8)		5,498,298
5,000,000	5.29%, 09/10/2024(8)		4,948,476
10,000,000	5.29%, 10/31/2024(8)		9,824,794
5,000,000	5.30%, 11/14/2024(8)		4,902,628
			95,178,386
	Total Short-Term Investments (cost $97,180,195)		$ 97,177,650
	Total Investments (cost $541,286,917)	98.5%	$ 538,577,491
	Other Assets and Liabilities	1.5%	8,362,371
	Net Assets	100.0%	$ 546,939,862
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $214,871,284, representing 39.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.
61

Hartford Ultrashort Bond HLS Fund
Schedule of Investments  – (continued)
June 30, 2024 (Unaudited)

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 225,011,457	$ —	$ 225,011,457	$ —
Corporate Bonds	158,713,258	—	158,713,258	—
U.S. Government Agencies	27,004,438	—	27,004,438	—
U.S. Government Securities	30,670,688	—	30,670,688	—
Short-Term Investments	97,177,650	220,443	96,957,207	—
Total	$ 538,577,491	$ 220,443	$ 538,357,048	$ —

(1)	For the six-month period ended June 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
62

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
RBS	RBS Greenwich Capital
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

63

Hartford HLS Funds
 Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$ 1,664,146,459	$ 3,630,683,056	$ 2,971,638,372	$ 3,380,559,084	$ 136,712,965	$ 853,956,398
Repurchase agreements	3,661,293	22,584,119	1,486,155	16,109,079	428,855	3,716,287
Cash	14,244,446	90,208,330	5,932,845	64,129,771	1,708,601	14,803,120
Cash collateral due from broker on futures contracts	—	3,764,200	—	—	—	—
Cash collateral held for securities on loan	28,516	—	—	267,090	7,909	—
Foreign currency	77	1,020,685	—	1,529,562	40,585	557,002
Receivables:
Investment securities sold	187,194	9,713,112	1,047,160	—	—	1,198,343
Fund shares sold	94,111	58,492	431,893	1,009,051	17,141	99,595
Dividends and interest	6,476,333	2,151,541	901,140	4,602,762	91,157	482,750
Securities lending income	384	164	78	16,087	117	47
Variation margin on futures contracts	13,350	—	—	—	—	—
Tax reclaims	713,460	215,313	39,619	1,310,195	43,147	1,422,634
Other assets	9,628	15,821	14,594	12,590	7,355	8,547
Total assets	1,689,575,251	3,760,414,833	2,981,491,856	3,469,545,271	139,057,832	876,244,723
Liabilities:
Obligation to return securities lending collateral	570,259	—	—	5,341,800	158,175	—
Payables:
Investment securities purchased	5,350,950	14,490,310	2,151,619	—	180,758	362,521
Fund shares redeemed	508,594	1,094,785	2,536,931	2,634,999	269,005	394,611
Investment management fees	827,207	1,985,607	1,381,953	1,828,665	96,568	517,326
Transfer agent fees	1,442	2,255	2,273	1,682	1,595	1,985
Accounting services fees	23,005	44,448	32,034	41,147	1,948	11,725
Chief Compliance Officer fees	1,860	4,023	3,170	3,808	158	951
Board of Directors' fees	8,849	17,878	13,063	16,909	694	4,483
Variation margin on futures contracts	—	390,786	—	—	—	—
Foreign taxes	—	—	—	—	—	1,172,526
Distribution fees	6,609	13,779	12,867	13,072	1,003	2,782
Accrued expenses	53,133	84,870	98,035	60,006	22,593	68,761
Total liabilities	7,351,908	18,128,741	6,231,945	9,942,088	732,497	2,537,671
Net assets	$ 1,682,223,343	$ 3,742,286,092	$ 2,975,259,911	$ 3,459,603,183	$ 138,325,335	$ 873,707,052
Summary of Net Assets:
Capital stock and paid-in-capital	$ 1,092,708,512	$ 2,383,400,863	$ 1,429,132,898	$ 1,655,847,284	$ 92,292,039	$ 696,191,450
Distributable earnings (loss)	589,514,831	1,358,885,229	1,546,127,013	1,803,755,899	46,033,296	177,515,602
Net assets	$ 1,682,223,343	$ 3,742,286,092	$ 2,975,259,911	$ 3,459,603,183	$ 138,325,335	$ 873,707,052
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class IA: Net asset value per share	$ 30.57	$ 51.75	$ 22.05	$ 24.57	$ 17.62	$ 16.41
Shares outstanding	48,698,614	64,568,289	117,980,131	125,256,506	6,197,103	48,272,138
Net Assets	$ 1,488,701,865	$ 3,341,454,992	$ 2,601,039,282	$ 3,077,944,308	$ 109,171,917	$ 792,347,585
Class IB: Net asset value per share	$ 31.27	$ 50.36	$ 21.63	$ 24.31	$ 15.47	$ 16.73
Shares outstanding	6,187,793	7,642,518	14,124,936	15,696,799	1,884,869	4,861,833
Net Assets	$ 193,521,478	$ 384,880,405	$ 305,484,867	$ 381,658,875	$ 29,153,418	$ 81,359,467
Class IC: Net asset value per share	$ —	$ 50.65	$ 22.00	$ —	$ —	$ —
Shares outstanding	—	314,930	3,124,921	—	—	—
Net Assets	$ —	$ 15,950,695	$ 68,735,762	$ —	$ —	$ —
Cost of investments	$ 1,264,679,957	$ 2,575,392,270	$ 1,644,058,196	$ 2,101,515,013	$ 91,769,744	$ 669,239,212
Cost of foreign currency	$ 75	$ 1,034,947	$ —	$ 1,536,119	$ 44,918	$ 556,976
(1) Includes Investment in securities on loan, at market value	$ 550,506	$ —	$ —	$ 5,257,989	$ 150,960	$ —
The accompanying notes are an integral part of these financial statements.
64

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
June 30, 2024 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$ 952,788,332	$ 746,707,119	$ 418,434,198	$ 1,293,701,663	$ 1,955,718,809	$ 536,798,670
Repurchase agreements	230,752	2,838,525	700,109	4,528,849	4,229,679	1,778,821
Cash	894,417	11,284,108	2,790,508	18,012,076	21,829,898	7,083,950
Cash collateral held for securities on loan	469,385	181,837	78,856	—	171,811	11,602
Foreign currency	—	—	—	135,353	567,371	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	270,695	—
Receivables:
Investment securities sold	—	—	4,436,722	3,976,250	132,235,183	—
Fund shares sold	323,601	67,270	35,617	18,046	321,466	57,933
Dividends and interest	170,851	175,534	175,903	1,430,521	14,411,378	3,139,243
Securities lending income	3,983	4,952	2,081	—	2,975	855
Variation margin on centrally cleared swap contracts	—	—	—	—	428,021	—
Other assets	8,923	16,215	7,834	9,077	10,907	8,133
Total assets	954,890,244	761,275,560	426,661,828	1,321,811,835	2,130,198,193	548,879,207
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	25,112	—
Obligation to return securities lending collateral	9,387,697	3,636,745	1,577,123	—	3,436,224	232,045
Cash collateral due to broker on swap contracts	—	—	—	—	100,000	—
Cash collateral due to broker on TBA sale commitments	—	—	—	—	1,010,000	—
TBA sale commitments, at market value	—	—	—	—	93,488,539	—
Payables:
Investment securities purchased	—	—	1,255,974	6,325,922	273,904,671	774,109
Fund shares redeemed	22,672,315	894,475	783,222	598,296	1,454,284	694,840
Investment management fees	560,407	378,507	262,717	526,465	685,446	179,983
Transfer agent fees	1,947	1,888	1,505	1,435	1,573	1,447
Accounting services fees	17,233	10,976	6,854	17,608	24,688	9,352
Chief Compliance Officer fees	1,231	858	481	1,503	1,885	611
Board of Directors' fees	6,132	3,613	2,034	6,903	9,453	3,136
Variation margin on futures contracts	—	—	—	—	367,172	—
Distribution fees	2,842	6,669	1,316	3,701	5,479	2,438
Accrued expenses	40,760	2,517	31,502	43,539	43,605	41,384
Total liabilities	32,690,564	4,936,248	3,922,728	7,525,372	374,558,131	1,939,345
Net assets	$ 922,199,680	$ 756,339,312	$ 422,739,100	$ 1,314,286,463	$ 1,755,640,062	$ 546,939,862
Summary of Net Assets:
Capital stock and paid-in-capital	$ 627,724,251	$ 582,866,889	$ 433,050,285	$ 592,496,518	$ 2,022,284,543	$ 526,051,951
Distributable earnings (loss)	294,475,429	173,472,423	(10,311,185)	721,789,945	(266,644,481)	20,887,911
Net assets	$ 922,199,680	$ 756,339,312	$ 422,739,100	$ 1,314,286,463	$ 1,755,640,062	$ 546,939,862
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class IA: Net asset value per share	$ 27.58	$ 27.32	$ 16.53	$ 100.79	$ 9.62	$ 10.59
Shares outstanding	30,415,266	20,543,492	23,233,000	11,975,351	165,869,332	44,919,220
Net Assets	$ 838,979,023	$ 561,146,915	$ 384,108,069	$ 1,206,989,226	$ 1,595,798,869	$ 475,607,752
Class IB: Net asset value per share	$ 25.82	$ 25.50	$ 13.65	$ 100.58	$ 9.56	$ 10.56
Shares outstanding	3,222,809	7,654,950	2,830,654	1,066,809	16,719,026	6,751,877
Net Assets	$ 83,220,657	$ 195,192,397	$ 38,631,031	$ 107,297,237	$ 159,841,193	$ 71,332,110
Cost of investments	$ 727,533,022	$ 572,306,638	$ 345,753,283	$ 704,347,363	$ 2,133,531,858	$ 541,286,917
Cost of foreign currency	$ —	$ —	$ —	$ 135,214	$ 569,137	$ —
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ —	$ 93,143,949	$ —
(1) Includes Investment in securities on loan, at market value	$ 9,246,763	$ 3,501,845	$ 1,543,151	$ —	$ 3,328,079	$ 226,497
The accompanying notes are an integral part of these financial statements.
65

Hartford HLS Funds
 Statements of Operations
For the Six-Month Period Ended June 30, 2024 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$ 10,221,774	$ 26,144,937	$ 16,529,503	$ 44,069,450	$ 647,266	$ 14,681,737
Interest	12,946,114	2,162,225	275,892	1,576,816	49,126	319,851
Securities lending — net	2,153	52,142	4,047	84,353	1,240	29,891
Foreign withholding tax reclaims	—	—	—	1,421,421	—	—
Less: Foreign tax withheld	(327,934)	(397,004)	—	(640,542)	(12,239)	(1,489,438)
Total investment income, net	22,842,107	27,962,300	16,809,442	46,511,498	685,393	13,542,041
Expenses:
Investment management fees	5,298,023	11,794,807	8,120,231	11,040,564	588,399	3,105,201
Administrative services fees
Class IC	—	19,055	83,183	—	—	—
Transfer agent fees
Class IA	2,528	3,978	3,995	2,992	2,364	3,390
Class IB	333	459	473	364	635	349
Class IC	—	19	106	—	—	—
Distribution fees
Class IB	243,878	469,568	369,587	474,279	36,647	100,803
Class IC	—	19,055	83,183	—	—	—
Custodian fees	4,627	8,525	5,090	9,948	3,813	21,703
Registration and filing fees	6,277	9,122	9,123	6,306	6,277	6,422
Accounting services fees	131,177	267,685	209,048	256,049	13,555	70,749
Board of Directors' fees	20,797	43,978	33,557	42,026	1,681	10,585
Chief Compliance Officer fees	1,860	4,023	3,170	3,808	158	951
Audit and tax fees	20,490	18,213	15,616	25,425	13,538	20,121
Other expenses	61,002	99,106	49,619	93,052	9,579	46,909
Total expenses (before waivers, reimbursements and fees paid indirectly)	5,790,992	12,757,593	8,985,981	11,954,813	676,646	3,387,183
Management fee waivers	(251,770)	—	—	—	—	—
Commission recapture	(2,798)	(14,706)	(9,193)	(17,604)	(741)	(823)
Total waivers, reimbursements and fees paid indirectly	(254,568)	(14,706)	(9,193)	(17,604)	(741)	(823)
Total expenses	5,536,424	12,742,887	8,976,788	11,937,209	675,905	3,386,360
Net Investment Income (Loss)	17,305,683	15,219,413	7,832,654	34,574,289	9,488	10,155,681
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	76,430,104	251,340,672	115,814,517	291,905,578	1,073,094	31,368,645
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	(149,134)
Futures contracts	230,307	8,555,258	—	—	—	—
Other foreign currency transactions	712	(25,529)	(2,315)	(8,426)	(2,378)	(228,534)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	76,661,123	259,870,401	115,812,202	291,897,152	1,070,716	30,990,977
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	9,239,716	153,421,562	323,789,973	(36,892,049)	8,767,682	29,429,216
Futures contracts	(190,987)	(1,626,800)	—	—	—	—
Translation of other assets and liabilities in foreign currencies	(73,974)	(15,121)	(656)	(6,809)	(8,407)	(47,710)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	8,974,755	151,779,641	323,789,317	(36,898,858)	8,759,275	29,381,506
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	85,635,878	411,650,042	439,601,519	254,998,294	9,829,991	60,372,483
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 102,941,561	$ 426,869,455	$ 447,434,173	$ 289,572,583	$ 9,839,479	$ 70,528,164
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ —	$ —	$ (234,056)
The accompanying notes are an integral part of these financial statements.
66

Hartford HLS Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2024 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$ 2,321,871	$ 1,761,946	$ 1,313,091	$ 12,583,550	$ 74,841	$ —
Interest	25,531	147,685	106,772	662,556	40,775,840	14,314,794
Securities lending — net	9,651	34,940	9,965	—	10,633	6,582
Less: Foreign tax withheld	(7,784)	—	—	(48,671)	(43,643)	—
Total investment income, net	2,349,269	1,944,571	1,429,828	13,197,435	40,817,671	14,321,376
Expenses:
Investment management fees	3,743,092	2,312,663	1,599,677	3,222,725	4,128,299	1,105,871
Transfer agent fees
Class IA	3,364	2,655	2,684	2,607	2,819	2,516
Class IB	305	908	271	233	287	383
Distribution fees
Class IB	109,660	240,273	48,687	137,033	200,472	91,349
Custodian fees	3,695	2,572	7,995	3,172	12,606	2,301
Registration and filing fees	6,361	11,638	6,525	6,277	7,842	6,326
Accounting services fees	88,216	63,188	39,288	104,650	137,670	50,805
Board of Directors' fees	14,028	9,242	5,204	16,428	21,629	6,886
Chief Compliance Officer fees	1,231	858	481	1,503	1,885	611
Audit and tax fees	14,787	14,927	16,387	14,787	22,948	20,892
Other expenses	39,785	31,125	23,266	51,613	68,090	33,639
Total expenses (before waivers, reimbursements and fees paid indirectly)	4,024,524	2,690,049	1,750,465	3,561,028	4,604,547	1,321,579
Commission recapture	(2,994)	(9,922)	(2,339)	(748)	—	—
Total waivers, reimbursements and fees paid indirectly	(2,994)	(9,922)	(2,339)	(748)	—	—
Total expenses	4,021,530	2,680,127	1,748,126	3,560,280	4,604,547	1,321,579
Net Investment Income (Loss)	(1,672,261)	(735,556)	(318,298)	9,637,155	36,213,124	12,999,797
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	78,559,838	35,148,188	13,859,384	80,697,951	(14,627,010)	31,023
Purchased options contracts	—	—	—	—	8,795	—
Futures contracts	—	—	—	—	4,553,466	—
Swap contracts	—	—	—	—	127,641	—
Foreign currency contracts	—	—	—	—	1,561,494	—
Other foreign currency transactions	—	—	—	(7,477)	(29,824)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	78,559,838	35,148,188	13,859,384	80,690,474	(8,405,438)	31,023
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(64,994,977)	10,719,474	4,742,460	(34,294,364)	(23,205,035)	260,992
Futures contracts	—	—	—	—	1,570,978	—
Swap contracts	—	—	—	—	2,778,173	—
Foreign currency contracts	—	—	—	—	657,635	—
Translation of other assets and liabilities in foreign currencies	—	—	—	92	(140,793)	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(64,994,977)	10,719,474	4,742,460	(34,294,272)	(18,339,042)	260,992
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	13,564,861	45,867,662	18,601,844	46,396,202	(26,744,480)	292,015
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 11,892,600	$ 45,132,106	$ 18,283,546	$ 56,033,357	$ 9,468,644	$ 13,291,812
The accompanying notes are an integral part of these financial statements.
67

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$ 17,305,683	$ 32,490,230	$ 15,219,413	$ 30,305,825
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	76,661,123	96,700,040	259,870,401	61,193,324
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,974,755	102,291,533	151,779,641	542,773,063
Net Increase (Decrease) in Net Assets Resulting from Operations	102,941,561	231,481,803	426,869,455	634,272,212
Distributions to Shareholders:
Class IA	—	(69,414,974)	—	(78,837,685)
Class IB	—	(8,456,331)	—	(8,520,079)
Class IC	—	—	—	(296,738)
Total distributions	—	(77,871,305)	—	(87,654,502)
Capital Share Transactions:
Sold	6,691,222	10,003,506	9,407,857	23,301,060
Issued on reinvestment of distributions	—	77,871,305	—	87,654,502
Redeemed	(127,995,640)	(240,296,963)	(273,572,490)	(486,206,250)
Net increase (decrease) from capital share transactions	(121,304,418)	(152,422,152)	(264,164,633)	(375,250,688)
Net Increase (Decrease) in Net Assets	(18,362,857)	1,188,346	162,704,822	171,367,022
Net Assets:
Beginning of period	1,700,586,200	1,699,397,854	3,579,581,270	3,408,214,248
End of period	$ 1,682,223,343	$ 1,700,586,200	$ 3,742,286,092	$ 3,579,581,270
The accompanying notes are an integral part of these financial statements.
68

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$ 7,832,654	$ 22,599,053	$ 34,574,289	$ 56,392,731
Net realized gain (loss) on investments and foreign currency transactions	115,812,202	98,058,840	291,897,152	182,449,212
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	323,789,317	382,164,484	(36,898,858)	204,889,150
Net Increase (Decrease) in Net Assets Resulting from Operations	447,434,173	502,822,377	289,572,583	443,731,093
Distributions to Shareholders:
Class IA	—	(33,301,220)	—	(304,312,836)
Class IB	—	(3,393,798)	—	(37,252,934)
Class IC	—	(593,693)	—	—
Total distributions	—	(37,288,711)	—	(341,565,770)
Capital Share Transactions:
Sold	14,010,502	28,670,757	56,249,971	112,252,518
Issued on reinvestment of distributions	—	37,288,711	—	341,565,770
Redeemed	(205,806,623)	(343,402,110)	(349,864,727)	(457,436,112)
Net increase (decrease) from capital share transactions	(191,796,121)	(277,442,642)	(293,614,756)	(3,617,824)
Net Increase (Decrease) in Net Assets	255,638,052	188,091,024	(4,042,173)	98,547,499
Net Assets:
Beginning of period	2,719,621,859	2,531,530,835	3,463,645,356	3,365,097,857
End of period	$ 2,975,259,911	$ 2,719,621,859	$ 3,459,603,183	$ 3,463,645,356
The accompanying notes are an integral part of these financial statements.
69

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$ 9,488	$ 102,484	$ 10,155,681	$ 13,178,102
Net realized gain (loss) on investments and foreign currency transactions	1,070,716	754,361	30,990,977	(10,956,643)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	8,759,275	4,327,804	29,381,506	93,834,087
Net Increase (Decrease) in Net Assets Resulting from Operations	9,839,479	5,184,649	70,528,164	96,055,546
Distributions to Shareholders:
Class IA	—	(1,980,484)	—	(9,247,593)
Class IB	—	(532,405)	—	(713,800)
Total distributions	—	(2,512,889)	—	(9,961,393)
Capital Share Transactions:
Sold	2,987,364	7,780,186	18,574,412	44,323,068
Issued on reinvestment of distributions	—	2,512,889	—	9,961,393
Redeemed	(13,077,064)	(27,456,846)	(87,719,456)	(139,444,400)
Net increase (decrease) from capital share transactions	(10,089,700)	(17,163,771)	(69,145,044)	(85,159,939)
Net Increase (Decrease) in Net Assets	(250,221)	(14,492,011)	1,383,120	934,214
Net Assets:
Beginning of period	138,575,556	153,067,567	872,323,932	871,389,718
End of period	$ 138,325,335	$ 138,575,556	$ 873,707,052	$ 872,323,932
The accompanying notes are an integral part of these financial statements.
70

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$ (1,672,261)	$ (1,335,046)	$ (735,556)	$ 165,963
Net realized gain (loss) on investments	78,559,838	38,354,045	35,148,188	65,187,923
Net changes in unrealized appreciation (depreciation) of investments	(64,994,977)	121,099,139	10,719,474	56,908,462
Net Increase (Decrease) in Net Assets Resulting from Operations	11,892,600	158,118,138	45,132,106	122,262,348
Distributions to Shareholders:
Class IA	—	(75,946,142)	—	—
Class IB	—	(6,787,836)	—	—
Total distributions	—	(82,733,978)	—	—
Capital Share Transactions:
Sold	13,666,620	60,088,138	27,596,788	63,486,537
Issued on reinvestment of distributions	—	82,733,978	—	—
Redeemed	(204,515,530)	(257,158,457)	(78,871,326)	(116,208,760)
Net increase (decrease) from capital share transactions	(190,848,910)	(114,336,341)	(51,274,538)	(52,722,223)
Net Increase (Decrease) in Net Assets	(178,956,310)	(38,952,181)	(6,142,432)	69,540,125
Net Assets:
Beginning of period	1,101,155,990	1,140,108,171	762,481,744	692,941,619
End of period	$ 922,199,680	$ 1,101,155,990	$ 756,339,312	$ 762,481,744
The accompanying notes are an integral part of these financial statements.
71

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$ (318,298)	$ (45,269)	$ 9,637,155	$ 20,172,242
Net realized gain (loss) on investments and foreign currency transactions	13,859,384	(425,762)	80,690,474	38,166,295
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,742,460	65,100,374	(34,294,272)	39,506,263
Net Increase (Decrease) in Net Assets Resulting from Operations	18,283,546	64,629,343	56,033,357	97,844,800
Distributions to Shareholders:
Class IA	—	—	—	(75,334,720)
Class IB	—	—	—	(6,552,438)
Total distributions	—	—	—	(81,887,158)
Capital Share Transactions:
Sold	7,082,443	16,462,850	2,258,349	8,876,972
Issued on reinvestment of distributions	—	—	—	81,887,158
Redeemed	(34,798,048)	(66,515,923)	(83,618,104)	(171,396,875)
Net increase (decrease) from capital share transactions	(27,715,605)	(50,053,073)	(81,359,755)	(80,632,745)
Net Increase (Decrease) in Net Assets	(9,432,059)	14,576,270	(25,326,398)	(64,675,103)
Net Assets:
Beginning of period	432,171,159	417,594,889	1,339,612,861	1,404,287,964
End of period	$ 422,739,100	$ 432,171,159	$ 1,314,286,463	$ 1,339,612,861
The accompanying notes are an integral part of these financial statements.
72

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six-Month Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$ 36,213,124	$ 66,016,351	$ 12,999,797	$ 23,027,232
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(8,405,438)	(45,739,799)	31,023	(343,867)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(18,339,042)	96,537,075	260,992	6,491,205
Net Increase (Decrease) in Net Assets Resulting from Operations	9,468,644	116,813,627	13,291,812	29,174,570
Distributions to Shareholders:
Class IA	—	(55,199,293)	—	(6,533,801)
Class IB	—	(5,333,502)	—	(786,067)
Total distributions	—	(60,532,795)	—	(7,319,868)
Capital Share Transactions:
Sold	91,161,439	147,641,434	19,608,403	35,193,599
Issued on reinvestment of distributions	—	60,532,795	—	7,319,868
Redeemed	(132,602,019)	(244,649,710)	(47,744,170)	(115,577,370)
Net increase (decrease) from capital share transactions	(41,440,580)	(36,475,481)	(28,135,767)	(73,063,903)
Net Increase (Decrease) in Net Assets	(31,971,936)	19,805,351	(14,843,955)	(51,209,201)
Net Assets:
Beginning of period	1,787,611,998	1,767,806,647	561,783,817	612,993,018
End of period	$ 1,755,640,062	$ 1,787,611,998	$ 546,939,862	$ 561,783,817
The accompanying notes are an integral part of these financial statements.
73

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$ 28.76	$ 0.31	$ 1.50	$ 1.81	$ —	$ —	$ —	$ 30.57	6.29%(4)	$ 1,488,702	0.66%(5)	0.63%(5)	2.09%(5)	27%(6)
IB	29.46	0.28	1.53	1.81	—	—	—	31.27	6.14(4)	193,521	0.91(5)	0.88(5)	1.84(5)	27(6)
For the Year Ended December 31, 2023
IA	$26.27	$ 0.54	$ 3.28	$ 3.82	$ (0.53)	$ (0.80)	$ (1.33)	$ 28.76	14.78%	$ 1,502,119	0.66%	0.63%	1.96%	57%(6)
IB	26.88	0.48	3.35	3.83	(0.45)	(0.80)	(1.25)	29.46	14.50	198,467	0.91	0.88	1.71	57(6)
For the Year Ended December 31, 2022
IA	$35.47	$ 0.44	$ (5.08)	$ (4.64)	$ (0.53)	$ (4.03)	$ (4.56)	$ 26.27	(13.42)%	$ 1,499,116	0.65%	0.62%	1.44%	53%(6)
IB	36.18	0.37	(5.19)	(4.82)	(0.45)	(4.03)	(4.48)	26.88	(13.66)	200,282	0.90	0.87	1.19	53(6)
For the Year Ended December 31, 2021
IA	$31.56	$ 0.44	$ 5.70	$ 6.14	$ (0.35)	$ (1.88)	$ (2.23)	$ 35.47	19.64%	$ 1,948,846	0.66%	0.63%	1.29%	48%(6)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48(6)
For the Year Ended December 31, 2020
IA	$30.27	$ 0.48	$ 2.92	$ 3.40	$ (0.51)	$ (1.60)	$ (2.11)	$ 31.56	11.62%	$ 1,809,745	0.66%	0.63%	1.63%	43%(6)
IB	30.80	0.41	2.97	3.38	(0.43)	(1.60)	(2.03)	32.15	11.35	242,476	0.91	0.88	1.38	43(6)
For the Year Ended December 31, 2019
IA	$27.47	$ 0.54(7)	$ 5.47(7)	$ 6.01	$ (0.56)	$ (2.65)	$ (3.21)	$ 30.27	22.80%	$ 1,849,582	0.66%	0.63%	1.81%(7)	38%
IB	27.91	0.47(7)	5.55(7)	6.02	(0.48)	(2.65)	(3.13)	30.80	22.47	247,264	0.91	0.88	1.56(7)	38
Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$46.05	$ 0.21	$ 5.49	$ 5.70	$ —	$ —	$ —	$ 51.75	12.38%(4)	$ 3,341,455	0.67%(5)	0.67%(5)	0.86%(5)	43%
IB	44.87	0.15	5.34	5.49	—	—	—	50.36	12.24(4)	384,880	0.92(5)	0.92(5)	0.61(5)	43
IC	45.18	0.09	5.38	5.47	—	—	—	50.65	12.11(4)	15,951	1.17(5)	1.17(5)	0.37(5)	43
For the Year Ended December 31, 2023
IA	$39.37	$ 0.38	$ 7.42	$ 7.80	$ (0.38)	$ (0.74)	$ (1.12)	$ 46.05	19.97%	$ 3,194,008	0.67%	0.67%	0.88%	49%
IB	38.39	0.26	7.23	7.49	(0.27)	(0.74)	(1.01)	44.87	19.67	371,021	0.92	0.92	0.63	49
IC	38.65	0.16	7.27	7.43	(0.16)	(0.74)	(0.90)	45.18	19.38	14,552	1.17	1.17	0.38	49
For the Year Ended December 31, 2022
IA	$54.26	$ 0.32	$ (8.52)	$ (8.20)	$ (0.41)	$ (6.28)	$ (6.69)	$ 39.37	(15.28)%	$ 3,034,471	0.67%	0.67%	0.71%	64%
IB	53.10	0.20	(8.33)	(8.13)	(0.30)	(6.28)	(6.58)	38.39	(15.48)	359,906	0.92	0.92	0.46	64
IC	53.33	0.07	(8.35)	(8.28)	(0.12)	(6.28)	(6.40)	38.65	(15.71)	13,837	1.17	1.17	0.16	64
For the Year Ended December 31, 2021
IA	$51.85	$ 0.33	$ 7.27	$ 7.60	$ (0.26)	$ (4.93)	$ (5.19)	$ 54.26	14.76%	$ 3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
For the Year Ended December 31, 2020
IA	$46.05	$ 0.42	$ 9.37	$ 9.79	$ (0.45)	$ (3.54)	$ (3.99)	$ 51.85	21.91%	$ 4,024,340	0.68%	0.68%	0.91%	80%
IB	45.24	0.30	9.18	9.48	(0.33)	(3.54)	(3.87)	50.85	21.62	487,576	0.93	0.93	0.66	80
IC	45.45	0.19	9.20	9.39	(0.22)	(3.54)	(3.76)	51.08	21.32	39,361	1.18	1.18	0.41	80
For the Year Ended December 31, 2019
IA	$39.89	$ 0.48	$ 11.47	$ 11.95	$ (0.53)	$ (5.26)	$ (5.79)	$ 46.05	31.28%	$ 3,847,850	0.68%	0.68%	1.06%	56%
IB	39.28	0.36	11.28	11.64	(0.42)	(5.26)	(5.68)	45.24	30.96	474,982	0.93	0.93	0.81	56
IC	39.54	0.25	11.34	11.59	(0.42)	(5.26)	(5.68)	45.45	30.63	35,043	1.18	1.18	0.56	56
The accompanying notes are an integral part of these financial statements.
74

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$18.86	$ 0.06	$ 3.13	$ 3.19	$ —	$ —	$ —	$ 22.05	16.91%(4)	$ 2,601,039	0.59%(5)	0.59%(5)	0.58%(5)	14%
IB	18.52	0.03	3.08	3.11	—	—	—	21.63	16.79(4)	305,485	0.84(5)	0.84(5)	0.34(5)	14
IC	18.86	0.01	3.13	3.14	—	—	—	22.00	16.65(4)	68,736	1.09(5)	1.09(5)	0.09(5)	14
For the Year Ended December 31, 2023
IA	$15.78	$ 0.16	$ 3.18	$ 3.34	$ (0.15)	$ (0.11)	$ (0.26)	$ 18.86	21.24%	$ 2,371,805	0.59%	0.59%	0.90%	22%
IB	15.50	0.11	3.12	3.23	(0.10)	(0.11)	(0.21)	18.52	20.95	283,695	0.84	0.84	0.66	22
IC	15.78	0.07	3.18	3.25	(0.06)	(0.11)	(0.17)	18.86	20.66	64,122	1.09	1.09	0.41	22
For the Year Ended December 31, 2022
IA	$20.85	$ 0.16	$ (4.06)	$ (3.90)	$ (0.18)	$ (0.99)	$ (1.17)	$ 15.78	(18.96)%	$ 2,196,538	0.59%	0.59%	0.90%	13%
IB	20.51	0.11	(4.00)	(3.89)	(0.13)	(0.99)	(1.12)	15.50	(19.20)	272,407	0.84	0.84	0.65	13
IC	20.85	0.07	(4.06)	(3.99)	(0.09)	(0.99)	(1.08)	15.78	(19.40)	62,585	1.09	1.09	0.40	13
For the Year Ended December 31, 2021
IA	$17.40	$ 0.13	$ 4.29	$ 4.42	$ (0.12)	$ (0.85)	$ (0.97)	$ 20.85	25.52%	$ 2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
For the Year Ended December 31, 2020
IA	$15.97	$ 0.12	$ 2.64	$ 2.76	$ (0.06)	$ (1.27)	$ (1.33)	$ 17.40	18.04%	$ 2,701,619	0.66%	0.66%	0.75%	23%
IB	15.76	0.08	2.60	2.68	(0.04)	(1.27)	(1.31)	17.13	17.78	365,246	0.91	0.91	0.50	23
IC(8)	15.34	0.01	2.08	2.09	(0.03)	—	(0.03)	17.40	13.60(4)	78,487	1.11(5)	1.11(5)	0.23(5)	23
For the Year Ended December 31, 2019
IA	$13.59	$ 0.13	$ 4.26	$ 4.39	$ (0.14)	$ (1.87)	$ (2.01)	$ 15.97	34.12%	$ 573,688	0.78%	0.78%	0.82%	15%
IB	13.44	0.09	4.20	4.29	(0.10)	(1.87)	(1.97)	15.76	33.76	80,224	1.03	1.03	0.57	15
Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$22.63	$ 0.23	$ 1.71	$ 1.94	$ —	$ —	$ —	$ 24.57	8.57%(4)	$ 3,077,944	0.66%(5)	0.66%(5)	1.92%(5)	16%
IB	22.42	0.19	1.70	1.89	—	—	—	24.31	8.43(4)	381,659	0.91(5)	0.91(5)	1.67(5)	16
For the Year Ended December 31, 2023
IA	$22.04	$ 0.38	$ 2.58	$ 2.96	$ (0.34)	$ (2.03)	$ (2.37)	$ 22.63	14.18%	$ 3,085,357	0.66%	0.66%	1.69%	27%
IB	21.86	0.32	2.56	2.88	(0.29)	(2.03)	(2.32)	22.42	13.89	378,288	0.91	0.91	1.44	27
For the Year Ended December 31, 2022
IA	$27.58	$ 0.38	$ (2.83)	$ (2.45)	$ (0.40)	$ (2.69)	$ (3.09)	$ 22.04	(8.93)%	$ 2,986,097	0.65%	0.65%	1.52%	23%
IB	27.38	0.31	(2.80)	(2.49)	(0.34)	(2.69)	(3.03)	21.86	(9.15)	379,001	0.90	0.90	1.27	23
For the Year Ended December 31, 2021
IA	$22.19	$ 0.35	$ 6.67	$ 7.02	$ (0.34)	$ (1.29)	$ (1.63)	$ 27.58	32.00%	$ 3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
For the Year Ended December 31, 2020
IA	$22.08	$ 0.40	$ 1.18	$ 1.58	$ (0.39)	$ (1.08)	$ (1.47)	$ 22.19	7.77%	$ 3,109,772	0.68%	0.68%	1.95%	24%
IB	21.96	0.34	1.16	1.50	(0.34)	(1.08)	(1.42)	22.04	7.45	412,528	0.93	0.93	1.70	24
For the Year Ended December 31, 2019
IA	$19.91	$ 0.41	$ 4.91	$ 5.32	$ (0.40)	$ (2.75)	$ (3.15)	$ 22.08	28.60%	$ 2,916,542	0.68%	0.68%	1.85%	19%
IB	19.82	0.35	4.89	5.24	(0.35)	(2.75)	(3.10)	21.96	28.30	393,014	0.93	0.93	1.60	19
The accompanying notes are an integral part of these financial statements.
75

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$16.41	$ 0.01	$ 1.20	$ 1.21	$ —	$ —	$ —	$ 17.62	7.37%(4)	$ 109,172	0.92%(5)	0.92%(5)	0.07%(5)	20%
IB	14.42	(0.01)	1.06	1.05	—	—	—	15.47	7.28(4)	29,153	1.17(5)	1.17(5)	(0.18)(5)	20
For the Year Ended December 31, 2023
IA	$16.05	$ 0.02	$ 0.63	$ 0.65	$ (0.08)	$ (0.21)	$ (0.29)	$ 16.41	4.11%	$ 109,010	0.92%	0.92%	0.13%	28%
IB	14.14	(0.02)	0.55	0.53	(0.04)	(0.21)	(0.25)	14.42	3.81	29,565	1.17	1.17	(0.12)	28
For the Year Ended December 31, 2022
IA	$23.57	$ 0.03	$ (2.90)	$ (2.87)	$ —	$ (4.65)	$ (4.65)	$ 16.05	(11.24)%	$ 120,656	0.91%	0.91%	0.14%	34%
IB	21.47	(0.02)	(2.66)	(2.68)	—	(4.65)	(4.65)	14.14	(11.47)	32,411	1.16	1.16	(0.11)	34
For the Year Ended December 31, 2021
IA	$23.88	$ (0.01)	$ 2.44	$ 2.43	$ (0.06)	$ (2.68)	$ (2.74)	$ 23.57	10.01%	$ 164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
For the Year Ended December 31, 2020
IA	$23.67	$ 0.02	$ 4.94	$ 4.96	$ (0.13)	$ (4.62)	$ (4.75)	$ 23.88	23.10%	$ 190,371	0.91%	0.91%	0.07%	42%
IB	22.12	(0.04)	4.58	4.54	(0.07)	(4.62)	(4.69)	21.97	22.79	43,662	1.16	1.16	(0.18)	42
For the Year Ended December 31, 2019
IA	$20.56	$ 0.03	$ 6.31	$ 6.34	$ —	$ (3.23)	$ (3.23)	$ 23.67	33.95%	$ 191,260	0.91%	0.91%	0.11%	42%
IB	19.44	(0.03)	5.94	5.91	—	(3.23)	(3.23)	22.12	33.68	41,992	1.16	1.16	(0.16)	42
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$15.13	$ 0.19	$ 1.09	$ 1.28	$ —	$ —	$ —	$ 16.41	8.46%(4)	$ 792,348	0.76%(5)	0.76%(5)	2.37%(5)	20%
IB	15.45	0.17	1.11	1.28	—	—	—	16.73	8.28(4)	81,359	1.01(5)	1.01(5)	2.12(5)	20
For the Year Ended December 31, 2023
IA	$13.71	$ 0.22	$ 1.37	$ 1.59	$ (0.17)	$ —	$ (0.17)	$ 15.13	11.72%	$ 791,135	0.76%	0.76%	1.54%	54%
IB	13.99	0.19	1.40	1.59	(0.13)	—	(0.13)	15.45	11.45	81,189	1.01	1.01	1.29	54
For the Year Ended December 31, 2022
IA	$20.90	$ 0.27	$ (4.13)	$ (3.86)	$ (0.29)	$ (3.04)	$ (3.33)	$ 13.71	(18.14)%	$ 787,084	0.75%	0.75%	1.69%	91%
IB	21.21	0.24	(4.19)	(3.95)	(0.23)	(3.04)	(3.27)	13.99	(18.32)	84,305	1.00	1.00	1.44	91
For the Year Ended December 31, 2021
IA	$19.58	$ 0.22	$ 1.31	$ 1.53	$ (0.21)	$ —	$ (0.21)	$ 20.90	7.82%	$ 1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
For the Year Ended December 31, 2020
IA	$16.56	$ 0.10	$ 3.24	$ 3.34	$ (0.32)	$ —	$ (0.32)	$ 19.58	20.45%	$ 1,095,213	0.76%	0.76%	0.61%	107%
IB	16.80	0.06	3.27	3.33	(0.27)	—	(0.27)	19.86	20.09	143,449	1.01	1.01	0.36	107
For the Year Ended December 31, 2019
IA	$13.91	$ 0.27	$ 3.30	$ 3.57	$ (0.30)	$ (0.62)	$ (0.92)	$ 16.56	26.43%	$ 1,093,030	0.74%	0.74%	1.74%	88%
IB	14.09	0.24	3.35	3.59	(0.26)	(0.62)	(0.88)	16.80	26.14	135,655	0.99	0.99	1.48	88
Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$27.35	$ (0.04)	$ 0.27	$ 0.23	$ —	$ —	$ —	$ 27.58	0.84%(4)	$ 838,979	0.74%(5)	0.74%(5)	(0.30)%(5)	37%
IB	25.63	(0.07)	0.26	0.19	—	—	—	25.82	0.74(4)	83,221	0.99(5)	0.99(5)	(0.54)(5)	37
For the Year Ended December 31, 2023
IA	$25.69	$ (0.03)	$ 3.67	$ 3.64	$ (0.01)	$ (1.97)	$ (1.98)	$ 27.35	14.83%	$ 1,009,741	0.73%	0.73%	(0.10)%	40%
IB	24.24	(0.09)	3.45	3.36	—	(1.97)	(1.97)	25.63	14.54	91,415	0.98	0.98	(0.35)	40
The accompanying notes are an integral part of these financial statements.
76

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford MidCap HLS Fund – (continued)
For the Year Ended December 31, 2022
IA	$ 40.31	$ 0.02	$ (9.57)	$ (9.55)	$ (0.29)	$ (4.78)	$ (5.07)	$ 25.69	(24.27)%	$ 1,051,771	0.71%	0.71%	0.06%	44%
IB	38.35	(0.05)	(9.09)	(9.14)	(0.19)	(4.78)	(4.97)	24.24	(24.46)	88,337	0.96	0.96	(0.18)	44
For the Year Ended December 31, 2021
IA	$43.44	$ 0.29	$ 3.97	$ 4.26	$ —	$ (7.39)	$ (7.39)	$ 40.31	9.91%	$ 1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
For the Year Ended December 31, 2020
IA	$38.17	$ 0.03	$ 8.90	$ 8.93	$ (0.02)	$ (3.64)	$ (3.66)	$ 43.44	25.10%	$ 2,377,320	0.70%	0.70%	0.07%	50%
IB	36.90	(0.04)	8.54	8.50	—	(3.64)	(3.64)	41.76	24.80	140,632	0.95	0.95	(0.11)	50
For the Year Ended December 31, 2019
IA	$33.77	$ 0.05	$ 10.56	$ 10.61	$ (0.07)	$ (6.14)	$ (6.21)	$ 38.17	32.87%	$ 2,045,156	0.69%	0.69%	0.12%	29%
IB	32.85	(0.05)	10.24	10.19	—	(6.14)	(6.14)	36.90	32.49	55,049	0.94	0.94	(0.12)	29
Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$25.71	$ (0.02)	$ 1.63	$ 1.61	$ —	$ —	$ —	$ 27.32	6.26%(4)	$ 561,147	0.65%(5)	0.65%(5)	(0.13)%(5)	25%
IB	24.03	(0.05)	1.52	1.47	—	—	—	25.50	6.12(4)	195,192	0.90(5)	0.90(5)	(0.38)(5)	25
For the Year Ended December 31, 2023
IA	$21.71	$ 0.02	$ 3.98	$ 4.00	$ —	$ —	$ —	$ 25.71	18.42%	$ 569,738	0.65%	0.65%	0.08%	63%
IB	20.35	(0.04)	3.72	3.68	—	—	—	24.03	18.08	192,744	0.90	0.90	(0.16)	63
For the Year Ended December 31, 2022
IA	$36.60	$ (0.02)	$ (10.09)	$ (10.11)	$ —	$ (4.78)	$ (4.78)	$ 21.71	(28.46)%	$ 522,920	0.64%	0.64%	(0.06)%	52%
IB	34.77	(0.07)	(9.57)	(9.64)	—	(4.78)	(4.78)	20.35	(28.61)	170,021	0.89	0.89	(0.30)	52
For the Year Ended December 31, 2021
IA	$38.15	$ (0.04)	$ 1.68	$ 1.64	$ —	$ (3.19)	$ (3.19)	$ 36.60	4.02%	$ 1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
For the Year Ended December 31, 2020
IA	$29.72	$ (0.02)	$ 9.57	$ 9.55	$ —	$ (1.12)	$ (1.12)	$ 38.15	33.20%	$ 1,224,012	0.67%	0.67%	(0.07)%	61%
IB	28.53	(0.09)	9.16	9.07	—	(1.12)	(1.12)	36.48	32.89	201,033	0.92	0.92	(0.34)	61
For the Year Ended December 31, 2019
IA	$26.76	$ 0.03	$ 8.61	$ 8.64	$ —	$ (5.68)	$ (5.68)	$ 29.72	35.81%	$ 954,063	0.64%	0.64%	0.11%	42%
IB	25.95	(0.04)	8.30	8.26	—	(5.68)	(5.68)	28.53	35.45	381,057	0.89	0.89	(0.14)	42
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$15.83	$ (0.01)	$ 0.71	$ 0.70	$ —	$ —	$ —	$ 16.53	4.42%(4)	$ 384,108	0.80%(5)	0.80%(5)	(0.13)%(5)	15%
IB	13.09	(0.03)	0.59	0.56	—	—	—	13.65	4.28(4)	38,631	1.05(5)	1.05(5)	(0.38)(5)	15
For the Year Ended December 31, 2023
IA	$13.57	$ (0.00)(9)	$ 2.26	$ 2.26	$ —	$ —	$ —	$ 15.83	16.65%	$ 392,112	0.80%	0.80%	0.01%	39%
IB	11.24	(0.03)	1.88	1.85	—	—	—	13.09	16.46	40,059	1.05	1.05	(0.24)	39
For the Year Ended December 31, 2022
IA	$24.57	$ (0.01)	$ (7.33)	$ (7.34)	$ —	$ (3.66)	$ (3.66)	$ 13.57	(30.88)%	$ 379,584	0.79%	0.79%	(0.08)%	87%
IB	21.25	(0.05)	(6.30)	(6.35)	—	(3.66)	(3.66)	11.24	(31.07)	38,011	1.04	1.04	(0.33)	87
For the Year Ended December 31, 2021
IA	$27.44	$ (0.14)	$ 0.66	$ 0.52	$ —	$ (3.39)	$ (3.39)	$ 24.57	1.56%	$ 590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
The accompanying notes are an integral part of these financial statements.
77

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Company HLS Fund – (continued)
For the Year Ended December 31, 2020
IA	$ 20.45	$ (0.07)	$ 10.38	$ 10.31	$ —	$ (3.32)	$ (3.32)	$ 27.44	55.52%	$ 540,764	0.81%	0.81%	(0.32)%	105%
IB	18.44	(0.11)	9.22	9.11	—	(3.32)	(3.32)	24.23	55.03	67,898	1.06	1.06	(0.56)	105
For the Year Ended December 31, 2019
IA	$18.38	$ (0.05)	$ 6.36	$ 6.31	$ —	$ (4.24)	$ (4.24)	$ 20.45	37.00%	$ 572,642	0.79%	0.79%	(0.23)%	79%
IB	16.94	(0.09)	5.83	5.74	—	(4.24)	(4.24)	18.44	36.77	51,691	1.04	1.04	(0.49)	79
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$96.68	$ 0.73	$ 3.38	$ 4.11	$ —	$ —	$ —	$ 100.79	4.25%(4)	$ 1,206,989	0.51%(5)	0.51%(5)	1.46%(5)	7%
IB	96.60	0.60	3.38	3.98	—	—	—	100.58	4.12(4)	107,297	0.76(5)	0.76(5)	1.21(5)	7
For the Year Ended December 31, 2023
IA	$95.62	$ 1.45	$ 5.62	$ 7.07	$ (1.25)	$ (4.76)	$ (6.01)	$ 96.68	7.72%	$ 1,228,741	0.51%	0.51%	1.53%	8%
IB	95.55	1.21	5.61	6.82	(1.01)	(4.76)	(5.77)	96.60	7.45	110,872	0.76	0.76	1.28	8
For the Year Ended December 31, 2022
IA	$113.91	$ 1.40	$ (7.51)	$ (6.11)	$ (1.62)	$ (10.56)	$ (12.18)	$ 95.62	(5.14)%	$ 1,286,070	0.51%	0.51%	1.37%	10%
IB	113.84	1.14	(7.50)	(6.36)	(1.37)	(10.56)	(11.93)	95.55	(5.37)	118,218	0.76	0.76	1.12	10
For the Year Ended December 31, 2021
IA	$95.52	$ 1.38	$ 22.20	$ 23.58	$ (1.30)	$ (3.89)	$ (5.19)	$ 113.91	24.98%	$ 1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
For the Year Ended December 31, 2020
IA	$92.58	$ 1.39	$ 9.21	$ 10.60	$ (1.48)	$ (6.18)	$ (7.66)	$ 95.52	12.08%	$ 1,360,099	0.52%	0.52%	1.57%	15%
IB	92.57	1.17	9.17	10.34	(1.25)	(6.18)	(7.43)	95.48	11.79	129,670	0.77	0.77	1.32	15
For the Year Ended December 31, 2019
IA	$78.10	$ 1.43	$ 22.40	$ 23.83	$ (1.46)	$ (7.89)	$ (9.35)	$ 92.58	31.22%	$ 1,375,643	0.51%	0.51%	1.59%	15%
IB	78.11	1.20	22.39	23.59	(1.24)	(7.89)	(9.13)	92.57	30.89	133,951	0.76	0.76	1.34	15
Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$9.57	$ 0.20	$ (0.15)	$ 0.05	$ —	$ —	$ —	$ 9.62	0.52%(4)	$ 1,595,799	0.51%(5)	0.51%(5)	4.19%(5)	25%(10)
IB	9.52	0.18	(0.14)	0.04	—	—	—	9.56	0.42(4)	159,841	0.76(5)	0.76(5)	3.94(5)	25(10)
For the Year Ended December 31, 2023
IA	$9.27	$ 0.35	$ 0.28	$ 0.63	$ (0.33)	$ —	$ (0.33)	$ 9.57	6.97%	$ 1,621,072	0.50%	0.50%	3.77%	52%(10)
IB	9.22	0.33	0.27	0.60	(0.30)	—	(0.30)	9.52	6.69	166,540	0.75	0.75	3.51	52(10)
For the Year Ended December 31, 2022
IA	$11.29	$ 0.29	$ (1.88)	$ (1.59)	$ (0.31)	$ (0.12)	$ (0.43)	$ 9.27	(14.21)%	$ 1,592,156	0.50%	0.50%	2.87%	58%(10)
IB	11.22	0.26	(1.87)	(1.61)	(0.27)	(0.12)	(0.39)	9.22	(14.41)	175,651	0.75	0.75	2.62	58(10)
For the Year Ended December 31, 2021
IA	$11.98	$ 0.24	$ (0.35)	$ (0.11)	$ (0.29)	$ (0.29)	$ (0.58)	$ 11.29	(0.95)%	$ 2,045,579	0.50%	0.50%	2.09%	61%(10)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61(10)
For the Year Ended December 31, 2020
IA	$11.44	$ 0.29	$ 0.73	$ 1.02	$ (0.45)	$ (0.03)	$ (0.48)	$ 11.98	9.03%	$ 2,110,986	0.51%	0.51%	2.45%	62%(10)
IB	11.38	0.26	0.72	0.98	(0.42)	(0.03)	(0.45)	11.91	8.71	265,900	0.76	0.76	2.19	62(10)
For the Year Ended December 31, 2019
IA	$10.76	$ 0.36(11)	$ 0.77(11)	$ 1.13	$ (0.45)	$ —	$ (0.45)	$ 11.44	10.65%	$ 1,873,182	0.51%	0.51%	3.16%(11)	61%
IB	10.70	0.33(11)	0.77(11)	1.10	(0.42)	—	(0.42)	11.38	10.32	214,338	0.76	0.76	2.91(11)	61
The accompanying notes are an integral part of these financial statements.
78

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2024 (Unaudited)
IA	$10.34	$ 0.25	$ —	$ 0.25	$ —	$ —	$ —	$ 10.59	2.42%(4)	$ 475,608	0.44%(5)	0.44%(5)	4.74%(5)	32%
IB	10.33	0.23	—	0.23	—	—	—	10.56	2.23(4)	71,332	0.69(5)	0.69(5)	4.48(5)	32
For the Year Ended December 31, 2023
IA	$9.96	$ 0.40	$ 0.11	$ 0.51	$ (0.13)	$ —	$ (0.13)	$ 10.34	5.18%	$ 486,165	0.44%	0.44%	3.95%	56%
IB	9.95	0.37	0.11	0.48	(0.10)	—	(0.10)	10.33	4.88	75,619	0.69	0.69	3.70	56
For the Year Ended December 31, 2022
IA	$10.00	$ 0.11	$ (0.13)	$ (0.02)	$ (0.02)	$ —	$ (0.02)	$ 9.96	(0.17)%	$ 529,433	0.43%	0.43%	1.10%	66%
IB	9.99	0.08	(0.12)	(0.04)	—	—	—	9.95	(0.40)	83,560	0.68	0.68	0.84	66
For the Year Ended December 31, 2021
IA	$10.09	$ 0.02	$ (0.04)	$ (0.02)	$ (0.07)	$ —	$ (0.07)	$ 10.00	(0.19)%	$ 605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73
For the Year Ended December 31, 2020
IA	$10.19	$ 0.10	$ 0.05	$ 0.15	$ (0.25)	$ —	$ (0.25)	$ 10.09	1.44%	$ 657,375	0.46%	0.46%	0.95%	76%
IB	10.18	0.07	0.06	0.13	(0.22)	—	(0.22)	10.09	1.27	110,250	0.71	0.71	0.67	76
For the Year Ended December 31, 2019
IA	$10.10	$ 0.23	$ 0.05	$ 0.28	$ (0.19)	$ —	$ (0.19)	$ 10.19	2.81%	$ 393,590	0.45%	0.45%	2.21%	70%
IB	10.09	0.20	0.06	0.26	(0.17)	—	(0.17)	10.18	2.54	57,142	0.70	0.70	1.96	70

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 29% for the six-month period ended June 30, 2024 and 59%, 61%, 49% and 48% for the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(7)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets for less than 0.005% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
(8)	Commenced operations on September 18, 2020.
(9)	Per share amount is less than $0.005.
(10)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 188% for the six-month period ended June 30, 2024 and 422%, 431%, 494% and 564% for the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(11)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
The accompanying notes are an integral part of these financial statements.
79

Hartford HLS Funds
 Notes to Financial Statements
 June 30, 2024 (Unaudited)

1.	Organization:
The Hartford Series Fund, Inc. (the "Company") is an open-end registered management investment company comprised of twelve series, as of June 30, 2024. Financial statements for the series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Effective immediately before the opening of business on April 29, 2024, the Hartford Small Cap Growth HLS Fund, a series of the Company, acquired all of the assets and liabilities of the Hartford Small Cap Growth HLS Fund (the “Predecessor Fund”), a series of Hartford HLS Series Fund II, Inc., and adopted the accounting and performance history of the Predecessor Fund (the “Reorganization”). The only material change between the Predecessor Fund and the Hartford Small Cap Growth HLS Fund is that it is a series of the Company instead of a series of Hartford HLS Series Fund II, Inc.
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. The Small Cap Growth HLS Fund and Small Company HLS Fund are closed to new investors, subject to certain exceptions set forth in the Funds' prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s
80

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
81

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
The Dividend and Growth HLS Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth HLS Fund received EU reclaims with related interest in the amount of $1,421,421, which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statement of Operations.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
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e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of June 30, 2024.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim
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on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2024.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2024.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2024.
f)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional
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 June 30, 2024 (Unaudited)

Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended June 30, 2024, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended June 30, 2024, the Total Return Bond HLS Fund had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended June 30, 2024, the Total Return Bond HLS Fund had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the
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 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended June 30, 2024, the Total Return Bond HLS Fund had used Credit Default Swap Contracts.
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 June 30, 2024 (Unaudited)

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended June 30, 2024, the Total Return Bond HLS Fund had used Interest Rate Swap Contracts.
e)	Additional Derivative Instrument Information:
Balanced HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 22,249	$ —	$ —	$ —	$ —	$ 22,249
Total	$ 22,249	$ —	$ —	$ —	$ —	$ 22,249

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 230,307	$ —	$ —	$ —	$ —	$ 230,307
Total	$ 230,307	$ —	$ —	$ —	$ —	$ 230,307
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (190,987)	$ —	$ —	$ —	$ —	$ (190,987)
Total	$ (190,987)	$ —	$ —	$ —	$ —	$ (190,987)
For the period ended June 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
Futures Contracts Number of Short Contracts	(24)
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Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 296,211	$ —	$ 296,211
Total	$ —	$ —	$ —	$ 296,211	$ —	$ 296,211

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 8,555,258	$ —	$ 8,555,258
Total	$ —	$ —	$ —	$ 8,555,258	$ —	$ 8,555,258
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (1,626,800)	$ —	$ (1,626,800)
Total	$ —	$ —	$ —	$ (1,626,800)	$ —	$ (1,626,800)
For the period ended June 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	249
Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 1,875,530	$ —	$ —	$ —	$ —	$ 1,875,530
Unrealized appreciation on foreign currency contracts	—	270,695	—	—	—	270,695
Unrealized appreciation on swap contracts(2)	3,260,735	—	61,802	—	—	3,322,537
Total	$ 5,136,265	$ 270,695	$ 61,802	$ —	$ —	$ 5,468,762
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 505,935	$ —	$ —	$ —	$ —	$ 505,935
Unrealized depreciation on foreign currency contracts	—	25,112	—	—	—	25,112
Unrealized depreciation on swap contracts(2)	59,460	—	—	—	—	59,460
Total	$ 565,395	$ 25,112	$ —	$ —	$ —	$ 590,507

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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 June 30, 2024 (Unaudited)

Total Return Bond HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 8,795	$ —	$ —	$ —	$ —	$ 8,795
Net realized gain (loss) on futures contracts	4,553,466	—	—	—	—	4,553,466
Net realized gain (loss) on swap contracts	545,276	—	(417,635)	—	—	127,641
Net realized gain (loss) on foreign currency contracts	—	1,561,494	—	—	—	1,561,494
Total	$ 5,107,537	$ 1,561,494	$ (417,635)	$ —	$ —	$ 6,251,396
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 1,570,978	$ —	$ —	$ —	$ —	$ 1,570,978
Net change in unrealized appreciation (depreciation) of swap contracts	2,096,015	—	682,158	—	—	2,778,173
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	657,635	—	—	—	657,635
Total	$ 3,666,993	$ 657,635	$ 682,158	$ —	$ —	$ 5,006,786
For the period ended June 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 3,950,000
Futures Contracts Number of Long Contracts	2,403
Futures Contracts Number of Short Contracts	(1,402)
Swap Contracts at Notional Amount	$ 44,372,710
Foreign Currency Contracts Purchased at Contract Amount	$ 3,042,095
Foreign Currency Contracts Sold at Contract Amount	$ 43,043,464
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of June 30, 2024:

Balanced HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 22,249	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	22,249	—
Derivatives not subject to a MNA	(22,249)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

89

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 296,211	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	296,211	—
Derivatives not subject to a MNA	(296,211)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 270,695	$ (25,112)
Futures contracts	1,875,530	(505,935)
Swap contracts	3,322,537	(59,460)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,468,762	(590,507)
Derivatives not subject to a MNA	(5,198,067)	565,395
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 270,695	$ (25,112)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$ 270,695	$ —	$ —	$ —	$ 270,695
Total	$ 270,695	$ —	$ —	$ —	$ 270,695

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$ (11,544)	$ —	$ —	$ —	$ (11,544)
RBS Greenwich Capital	(13,568)	—	—	—	(13,568)
Total	$ (25,112)	$ —	$ —	$ —	$ (25,112)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of a Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to
90

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At December 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
International Opportunities HLS Fund	$ 52,013,759	$ 6,499,543
Small Cap Growth HLS Fund	31,482,735	—
Small Company HLS Fund	87,607,448	4,438,795
Total Return Bond HLS Fund*	96,162,694	88,827,631
Ultrashort Bond HLS Fund	672,779	11,832,143

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended December 31, 2023, the Small Cap Growth HLS Fund utilized $64,593,901 and the Small Company HLS Fund utilized $1,002,753 of prior year capital loss carryforward.
91

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

The Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, MidCap HLS Fund, and Stock HLS Fund had no capital loss carryforward for U.S. federal tax purposes as of December 31, 2023.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$ 1,264,679,957	$ 436,457,235	$ (33,307,191)	$ 403,150,044
Capital Appreciation HLS Fund	2,575,392,270	1,119,176,107	(41,004,991)	1,078,171,116
Disciplined Equity HLS Fund	1,644,058,196	1,358,822,217	(29,755,886)	1,329,066,331
Dividend and Growth HLS Fund	2,101,515,013	1,324,176,656	(29,023,506)	1,295,153,150
Healthcare HLS Fund	91,769,744	51,803,125	(6,431,049)	45,372,076
International Opportunities HLS Fund	669,239,212	210,114,376	(21,680,903)	188,433,473
MidCap HLS Fund	727,533,022	265,107,873	(39,621,811)	225,486,062
Small Cap Growth HLS Fund	572,306,638	209,270,221	(32,031,215)	177,239,006
Small Company HLS Fund	345,753,283	117,079,929	(43,698,905)	73,381,024
Stock HLS Fund	704,347,363	595,610,516	(1,727,367)	593,883,149
Total Return Bond HLS Fund	2,133,531,858	16,312,864	(185,362,569)	(169,049,705)
Ultrashort Bond HLS Fund	541,286,917	706,423	(3,415,849)	(2,709,426)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund*	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
92

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

Fund	Management Fee Rates
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

*	HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2024 through June 30, 2024.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
93

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)	Fees Paid Indirectly – Each Fund, except Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended June 30, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly (if any) for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.63%	0.88%	N/A
Capital Appreciation HLS Fund	0.67%	0.92%	1.17%
Disciplined Equity HLS Fund	0.59%	0.84%	1.09%
Dividend and Growth HLS Fund	0.65%	0.90%	N/A
Healthcare HLS Fund	0.92%	1.17%	N/A
International Opportunities HLS Fund	0.76%	1.01%	N/A
MidCap HLS Fund	0.74%	0.99%	N/A
Small Cap Growth HLS Fund	0.65%	0.90%	N/A
Small Company HLS Fund	0.80%	1.05%	N/A
Stock HLS Fund	0.51%	0.76%	N/A
Total Return Bond HLS Fund	0.51%	0.76%	N/A
Ultrashort Bond HLS Fund	0.44%	0.69%	N/A
e)	Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
The Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company's Board of Directors may determine.
f)	Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)	Remuneration Paid to Directors, Officers, and others – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2024, a portion of the Company's Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.
h)	Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and SS&C GIDS, Inc. ("SS&C"), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
94

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

For the six-month period ended June 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.00%*	0.00%*	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
95

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of June 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced HLS Fund	$ 550,506	$ 570,259	$ —
Capital Appreciation HLS Fund	—	—	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	5,257,989	5,341,800	—
Healthcare HLS Fund	150,960	158,175	—
International Opportunities HLS Fund	—	—	—
MidCap HLS Fund	9,246,763	9,387,697	—
Small Cap Growth HLS Fund	3,501,845	3,636,745	—
Small Company HLS Fund	1,543,151	1,577,123	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	3,328,079	3,436,224	—
Ultrashort Bond HLS Fund	226,497	232,045	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Investment Transactions:
For the six-month period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$ 245,066,975	$ 378,010,707	$ 206,695,783	$ 188,891,399	$ 451,762,758	$ 566,902,106
Capital Appreciation HLS Fund	1,524,273,378	1,803,131,178	—	—	1,524,273,378	1,803,131,178
Disciplined Equity HLS Fund	396,757,891	560,152,108	—	—	396,757,891	560,152,108
Dividend and Growth HLS Fund	552,829,426	836,497,134	—	—	552,829,426	836,497,134
Healthcare HLS Fund	27,109,826	37,258,455	—	—	27,109,826	37,258,455
International Opportunities HLS Fund	173,519,726	243,652,061	—	—	173,519,726	243,652,061
MidCap HLS Fund	390,706,929	557,397,532	—	—	390,706,929	557,397,532
Small Cap Growth HLS Fund	189,105,642	249,948,568	—	—	189,105,642	249,948,568
Small Company HLS Fund	62,832,585	95,910,412	—	—	62,832,585	95,910,412
Stock HLS Fund	97,438,241	182,402,880	—	—	97,438,241	182,402,880
Total Return Bond HLS Fund	249,947,346	325,743,564	190,178,963	107,249,929	440,126,309	432,993,493
Ultrashort Bond HLS Fund	114,140,028	127,538,513	35,521,784	106,014,736	149,661,812	233,553,249
10.	Capital Share Transactions:
The following information is for the six-month period ended June 30, 2024 and the year ended December 31, 2023:

	For the Six-Month Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	215,509	$ 6,355,051	330,989	$ 9,054,110
Shares Issued for Reinvested Dividends	—	—	2,502,161	69,414,975
Shares Redeemed	(3,750,579)	(110,968,466)	(7,667,422)	(210,959,860)
Net Increase (Decrease)	(3,535,070)	(104,613,415)	(4,834,272)	(132,490,775)
Class IB
Shares Sold	10,955	$ 336,171	33,899	$ 949,396
Shares Issued for Reinvested Dividends	—	—	298,556	8,456,330
Shares Redeemed	(560,551)	(17,027,174)	(1,045,841)	(29,337,103)
Net Increase (Decrease)	(549,596)	(16,691,003)	(713,386)	(19,931,377)
Total Net Increase (Decrease)	(4,084,666)	$ (121,304,418)	(5,547,658)	$ (152,422,152)
96

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

	For the Six-Month Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Capital Appreciation HLS Fund
Class IA
Shares Sold	153,230	$ 7,439,062	473,051	$ 20,021,492
Shares Issued for Reinvested Dividends	—	—	1,796,937	78,837,685
Shares Redeemed	(4,944,757)	(241,530,070)	(9,984,492)	(427,051,346)
Net Increase (Decrease)	(4,791,527)	(234,091,008)	(7,714,504)	(328,192,169)
Class IB
Shares Sold	36,472	$ 1,774,413	64,617	$ 2,662,403
Shares Issued for Reinvested Dividends	—	—	200,428	8,520,079
Shares Redeemed	(663,059)	(31,493,636)	(1,371,172)	(56,730,261)
Net Increase (Decrease)	(626,587)	(29,719,223)	(1,106,127)	(45,547,779)
Class IC
Shares Sold	4,234	$ 194,382	14,723	$ 617,165
Shares Issued for Reinvested Dividends	—	—	6,980	296,738
Shares Redeemed	(11,379)	(548,784)	(57,612)	(2,424,643)
Net Increase (Decrease)	(7,145)	(354,402)	(35,909)	(1,510,740)
Total Net Increase (Decrease)	(5,425,259)	$ (264,164,633)	(8,856,540)	$ (375,250,688)
Disciplined Equity HLS Fund
Class IA
Shares Sold	440,829	$ 9,031,751	1,003,054	$ 16,899,096
Shares Issued for Reinvested Dividends	—	—	1,830,969	33,301,220
Shares Redeemed	(8,249,463)	(171,033,451)	(16,274,982)	(280,156,696)
Net Increase (Decrease)	(7,808,634)	(162,001,700)	(13,440,959)	(229,956,380)
Class IB
Shares Sold	194,011	$ 3,926,951	641,095	$ 10,655,506
Shares Issued for Reinvested Dividends	—	—	191,373	3,393,798
Shares Redeemed	(1,387,317)	(28,072,008)	(3,088,023)	(51,869,515)
Net Increase (Decrease)	(1,193,306)	(24,145,057)	(2,255,555)	(37,820,211)
Class IC
Shares Sold	51,352	$ 1,051,800	63,911	$ 1,116,155
Shares Issued for Reinvested Dividends	—	—	33,253	593,693
Shares Redeemed	(326,461)	(6,701,164)	(663,616)	(11,375,899)
Net Increase (Decrease)	(275,109)	(5,649,364)	(566,452)	(9,666,051)
Total Net Increase (Decrease)	(9,277,049)	$ (191,796,121)	(16,262,966)	$ (277,442,642)
Dividend and Growth HLS Fund
Class IA
Shares Sold	2,190,943	$ 51,914,761	4,494,734	$ 100,289,824
Shares Issued for Reinvested Dividends	—	—	14,145,906	304,312,836
Shares Redeemed	(13,272,453)	(317,892,731)	(17,777,058)	(396,753,813)
Net Increase (Decrease)	(11,081,510)	(265,977,970)	863,582	7,848,847
Class IB
Shares Sold	183,676	$ 4,335,210	531,618	$ 11,962,694
Shares Issued for Reinvested Dividends	—	—	1,752,329	37,252,934
Shares Redeemed	(1,359,871)	(31,971,996)	(2,747,117)	(60,682,299)
Net Increase (Decrease)	(1,176,195)	(27,636,786)	(463,170)	(11,466,671)
Total Net Increase (Decrease)	(12,257,705)	$ (293,614,756)	400,412	$ (3,617,824)
Healthcare HLS Fund
Class IA
Shares Sold	151,089	$ 2,589,775	443,435	$ 6,991,320
Shares Issued for Reinvested Dividends	—	—	125,905	1,980,484
Shares Redeemed	(597,174)	(10,209,762)	(1,442,733)	(22,801,995)
Net Increase (Decrease)	(446,085)	(7,619,987)	(873,393)	(13,830,191)
97

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

	For the Six-Month Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	26,243	$ 397,589	57,081	$ 788,866
Shares Issued for Reinvested Dividends	—	—	38,468	532,405
Shares Redeemed	(190,962)	(2,867,302)	(337,821)	(4,654,851)
Net Increase (Decrease)	(164,719)	(2,469,713)	(242,272)	(3,333,580)
Total Net Increase (Decrease)	(610,804)	$ (10,089,700)	(1,115,665)	$ (17,163,771)
International Opportunities HLS Fund
Class IA
Shares Sold	1,131,956	$ 17,861,011	2,929,809	$ 42,214,909
Shares Issued for Reinvested Dividends	—	—	659,130	9,247,593
Shares Redeemed	(5,135,643)	(80,693,609)	(8,710,915)	(125,239,364)
Net Increase (Decrease)	(4,003,687)	(62,832,598)	(5,121,976)	(73,776,862)
Class IB
Shares Sold	44,207	$ 713,401	143,998	$ 2,108,159
Shares Issued for Reinvested Dividends	—	—	49,812	713,800
Shares Redeemed	(437,964)	(7,025,847)	(964,939)	(14,205,036)
Net Increase (Decrease)	(393,757)	(6,312,446)	(771,129)	(11,383,077)
Total Net Increase (Decrease)	(4,397,444)	$ (69,145,044)	(5,893,105)	$ (85,159,939)
MidCap HLS Fund
Class IA
Shares Sold	466,648	$ 13,068,125	2,161,425	$ 57,430,387
Shares Issued for Reinvested Dividends	—	—	2,997,228	75,946,142
Shares Redeemed	(6,973,908)	(194,823,692)	(9,184,929)	(245,433,066)
Net Increase (Decrease)	(6,507,260)	(181,755,567)	(4,026,276)	(112,056,537)
Class IB
Shares Sold	22,740	$ 598,495	105,589	$ 2,657,751
Shares Issued for Reinvested Dividends	—	—	285,432	6,787,836
Shares Redeemed	(366,279)	(9,691,838)	(469,063)	(11,725,391)
Net Increase (Decrease)	(343,539)	(9,093,343)	(78,042)	(2,279,804)
Total Net Increase (Decrease)	(6,850,799)	$ (190,848,910)	(4,104,318)	$ (114,336,341)
Small Cap Growth HLS Fund
Class IA
Shares Sold	811,652	$ 21,520,278	1,944,732	$ 45,345,538
Shares Redeemed	(2,431,596)	(63,634,262)	(3,863,762)	(90,872,333)
Net Increase (Decrease)	(1,619,944)	(42,113,984)	(1,919,030)	(45,526,795)
Class IB
Shares Sold	245,924	$ 6,076,510	826,265	$ 18,140,999
Shares Redeemed	(613,021)	(15,237,064)	(1,160,707)	(25,336,427)
Net Increase (Decrease)	(367,097)	(9,160,554)	(334,442)	(7,195,428)
Total Net Increase (Decrease)	(1,987,041)	$ (51,274,538)	(2,253,472)	$ (52,722,223)
Small Company HLS Fund
Class IA
Shares Sold	394,976	$ 6,410,561	1,007,689	$ 14,341,000
Shares Redeemed	(1,926,297)	(31,058,144)	(4,223,323)	(60,681,730)
Net Increase (Decrease)	(1,531,321)	(24,647,583)	(3,215,634)	(46,340,730)
Class IB
Shares Sold	49,807	$ 671,882	178,421	$ 2,121,850
Shares Redeemed	(280,249)	(3,739,904)	(498,957)	(5,834,193)
Net Increase (Decrease)	(230,442)	(3,068,022)	(320,536)	(3,712,343)
Total Net Increase (Decrease)	(1,761,763)	$ (27,715,605)	(3,536,170)	$ (50,053,073)
98

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

	For the Six-Month Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Stock HLS Fund
Class IA
Shares Sold	18,282	$ 1,828,566	79,681	$ 7,536,323
Shares Issued for Reinvested Dividends	—	—	810,289	75,334,720
Shares Redeemed	(752,137)	(75,140,325)	(1,630,067)	(154,860,279)
Net Increase (Decrease)	(733,855)	(73,311,759)	(740,097)	(71,989,236)
Class IB
Shares Sold	4,295	$ 429,783	14,367	$ 1,340,649
Shares Issued for Reinvested Dividends	—	—	70,725	6,552,438
Shares Redeemed	(85,247)	(8,477,779)	(174,534)	(16,536,596)
Net Increase (Decrease)	(80,952)	(8,047,996)	(89,442)	(8,643,509)
Total Net Increase (Decrease)	(814,807)	$ (81,359,755)	(829,539)	$ (80,632,745)
Total Return Bond HLS Fund
Class IA
Shares Sold	9,026,142	$ 85,695,757	15,176,034	$ 142,684,898
Shares Issued for Reinvested Dividends	—	—	6,106,117	55,199,293
Shares Redeemed	(12,597,607)	(119,789,876)	(23,541,416)	(219,847,805)
Net Increase (Decrease)	(3,571,465)	(34,094,119)	(2,259,265)	(21,963,614)
Class IB
Shares Sold	578,745	$ 5,465,682	531,491	$ 4,956,536
Shares Issued for Reinvested Dividends	—	—	592,611	5,333,502
Shares Redeemed	(1,355,118)	(12,812,143)	(2,673,019)	(24,801,905)
Net Increase (Decrease)	(776,373)	(7,346,461)	(1,548,917)	(14,511,867)
Total Net Increase (Decrease)	(4,347,838)	$ (41,440,580)	(3,808,182)	$ (36,475,481)
Ultrashort Bond HLS Fund
Class IA
Shares Sold	1,420,404	$ 14,827,117	2,730,430	$ 27,707,145
Shares Issued for Reinvested Dividends	—	—	646,911	6,533,801
Shares Redeemed	(3,536,016)	(36,997,503)	(9,506,009)	(96,390,807)
Net Increase (Decrease)	(2,115,612)	(22,170,386)	(6,128,668)	(62,149,861)
Class IB
Shares Sold	458,574	$ 4,781,286	738,435	$ 7,486,454
Shares Issued for Reinvested Dividends	—	—	77,828	786,067
Shares Redeemed	(1,029,592)	(10,746,667)	(1,895,524)	(19,186,563)
Net Increase (Decrease)	(571,018)	(5,965,381)	(1,079,261)	(10,914,042)
Total Net Increase (Decrease)	(2,686,630)	$ (28,135,767)	(7,207,929)	$ (73,063,903)
11.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From January 1, 2024 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended June 30, 2024, none of the Funds had borrowings under these facilities.
12.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
99

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2024 (Unaudited)

13.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
100

Hartford HLS Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.
101

Hartford HLS Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.
102

Hartford HLS Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.
103

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Small Cap Growth HLS Fund (Unaudited)

Hartford Series Fund, Inc.
Hartford Small Cap Growth HLS Fund (the “Fund”)
The Fund is a newly-organized investment portfolio of Hartford Series Fund, Inc. (the “Company”) and successor to a corresponding series of Hartford HLS Series Fund II, Inc. (the “Predecessor Fund”) pursuant to a reorganization consummated immediately before the opening of business on April 29, 2024 (the “Reorganization”). The Fund has an investment objective and strategy that are the same as those of its Predecessor Fund. The Reorganization was designed to create operational and administrative efficiencies by having all of the Hartford HLS Funds under the same registrant.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on February 13-14, 2024, the Board of Directors (the “Board”) of the Company, including each of the Independent Directors, unanimously voted to approve (i) an amendment to the investment management agreement (the “Management Agreement”) by and between the Company, on behalf of the Fund, and Hartford Funds Management Company, LLC (“HFMC”); and (ii) an amendment to the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between HFMC and the Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”), on behalf of the Fund. The purpose of the amendments was to add the Fund to the Agreements in connection with the Reorganization.
In determining whether to approve the Agreements, the Board considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meeting on February 13-14, 2024 concerning the Agreements as well as the Reorganization. The Board noted that the terms of the Agreements, including the fees and expenses, and the nature, extent and quality of services provided by the Advisers are the same as those of the Predecessor Fund. The Board noted that it had previously considered comprehensive information and materials that were provided to the Board in connection with the Board’s annual review of the Predecessor Fund’s corresponding agreements at its June 13-14, 2023 and September 6-7, 2023 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Predecessor Fund’s annual report for the year ended December 31, 2023. In particular, in connection with the annual approval of the Predecessor Fund’s corresponding agreements, the Board considered information relating to (i) the nature, extent and quality of services provided by the Advisers; (ii) the performance of the Predecessor Fund and the Advisers; (iii) costs of the services and profitability of the Advisers; (iv) comparisons of fees and services provided by the Advisers; (v) economies of scale; and (vi) other benefits to be realized by the Advisers and their affiliates. The Board noted that, at its September 6-7, 2023 meeting, it had approved the continuation of the Predecessor Fund’s agreements for an additional year.
The Board considered information confirming that there will be no differences between the Fund and the Predecessor Fund with respect to (i) the investment process or strategies employed in the management of the Fund’s assets; (ii) the fees and expenses paid by the Fund’s shareholders; (iii) the nature, extent and quality of services provided to the Fund; or (iv) the day-to-day management of the Fund or the persons primarily responsible for such management.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-adviser since the September 6-7, 2023 Board meeting. The Board also noted that there were no material increases in profitability levels with respect to the Fund as compared to those provided in connection with the Board’s annual review of the investment management and sub-advisory agreements with respect to the Predecessor Fund. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements. The Board also noted that there were no material updates to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Predecessor Fund and that such analysis is applicable to the Fund.
  *  *  *   *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
104

Series of Hartford Series Fund, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
HLSSAR24    08/24    Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 26, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 26, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: August 26, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)